[Inside bar on cover]
VISTA SELECT EQUITY FUNDS

                                     ANNUAL
                                     REPORT
                       -----------------------------------
                       Vista. Setting the Global Standard.



                           VISTA SELECT BALANCED FUND

                         VISTA SELECT EQUITY INCOME FUND

                       VISTA SELECT LARGE CAP EQUITY FUND

                       VISTA SELECT LARGE CAP GROWTH FUND

                             VISTA SELECT NEW GROWTH
                               OPPORTUNITIES FUND

                        VISTA SELECT SMALL CAP VALUE FUND

                           VISTA SELECT INTERNATIONAL
                                   EQUITY FUND

                                  [Vista Logo]

                                     VISTA
                             FAMILY OF MUTUAL FUNDS
                           MANAGED BY CHASE MANHATTAN

                                October 31, 1997

                                   HIGHLIGHTS

Economic expansion in the U.S. set the stage for solid stock market gains during the reporting period.

[bullet] The stock market benefited from corporate profit growth, low inflation and continuing inflows from U.S. and overseas investors.

[bullet] Bond markets, while sensitive to whether the high levels of economic growth would lead to a resurgence of inflation, rallied as global investors turned to U.S. Treasury securities in light of global stock market instability.

-------------------------------------------------------------------------------
                                    CONTENTS
-------------------------------------------------------------------------------
Chairman's Letter                                                             3


Vista Select Balanced Fund
         Fund Commentary [bullet] Portfolio of Investments                    4

Vista Select Equity Income Fund
         Fund Commentary [bullet] Portfolio of Investments                   16

Vista Select Large Cap Equity Fund
         Fund Commentary [bullet] Portfolio of Investments                   26

Vista Select Large Cap Growth Fund
         Fund Commentary [bullet] Portfolio of Investments                   35

Vista Select New Growth Opportunities Fund
         Fund Commentary [bullet] Portfolio of Investments                   43

Vista Select Small Cap Value Fund
         Fund Commentary [bullet] Portfolio of Investments                   52

Vista Select International Equity Fund
         Fund Commentary [bullet] Portfolio of Investments                   61

Financial Statements                                                         75

Notes to Financial Statements                                                80

Financial Highlights                                                         88

Report of Independent Accountants                                            89


INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE
       CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL
 FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                         Vista Family of Mutual Funds


                               CHAIRMAN'S LETTER

                                                               December 10, 1997
Dear Shareholder:

We are pleased to present this Annual Report for the following Vista Select Equity Funds for the period ended October 31, 1997:

   [bullet] Balanced Fund             [bullet] New Growth Opportunities Fund
   [bullet] Equity Income Fund        [bullet] Small Cap Value Fund
   [bullet] Large Cap Equity Fund     [bullet] International Equity Fund
   [bullet] Large Cap Growth Fund

Growing Economy, Low Inflation Drive Equities Higher The U.S. economy, in one of its longest expansions in history, set the stage for solid stock market gains during the reporting period. The market benefited from corporate profit growth, low inflation and continuing inflows from both U.S. and overseas investors. Although the largest U.S. stocks showed slightly higher gains than small- and mid-capitalization issues, smaller issues closed the gap later in the year as investors focused on compelling valuations and earnings. While U.S. stocks were not immune to October's global correction caused by economic and currency instability in Asia, prices recovered as investors recognized the enduring strength of U.S. economic fundamentals.

U.S. Bond Markets Become Safe Haven
U.S. bond markets were driven by an acute sensitivity to whether the high levels of economic growth would lead to a resurgence of inflation. While this caused bond investors to react to each economic report, inflation remained muted. As the year ended, U.S. bond markets rallied as global investors turned to U.S. Treasury securities in light of global stock market instability.

After a three-year period in which U.S. stock prices doubled, the October volatility served as a reminder that equity markets are inherently volatile over the short term. It's important that you, working with your Chase Trust Account Officer, invest based upon an understanding of the potential risks and returns in an investment program. If you have any questions, please call your Chase Trust Account Officer whose name appears on the account statement sent to you.


Sincerely yours,


/s/ Fergus Reid
---------------
Fergus Reid
Chairman

                                   Unaudited
                                About Your Fund


                           VISTA SELECT BALANCED FUND

-------------------------------------------------------------------------------
                                   FUND FACTS
-------------------------------------------------------------------------------

  Objective:                 Capital growth plus current income

  Primary investments:       Common stocks, preferred stocks, convertibles
                             warrants and investmen grade fixed-income securities

  Suggested investment
  time frame:                Mid- to long-term

  Market benchmark:          S&P 500 Index and Lehman Aggregate Bond Index

  Lipper funds category:     Balanced Funds Average

  Inception date:            1/1/97

  Newspaper symbol:          Balanced

  As of October 31, 1997
  Net assets:                $179.2 million
-------------------------------------------------------------------------------

PERFORMANCE
Vista Select Balanced Fund, which seeks to provide capital growth plus current income by investing in a portfolio of high-quality stocks, bonds and convertible securities, had a total return of 18.97% for the year ended October 31, 1997.

STRATEGY
Throughout the reporting period, Fund management shifted to capitalize on the relative values of stocks, bonds and cash. At the end of the reporting year, 77.0% of the Fund's assets was in common stocks, 32.1% was in bonds and 0.9% was in cash.

On the equity side, the Fund began with overweight positions in technology and financials but later reduced financial exposure in favor of more economically sensitive sectors. By early summer, the management team adopted a sector-neutral approach favoring stronger valuations at the lower end of the large cap range and in mid-caps. On the fixed income side, the Fund utilized a relative value analysis to shift among corporate, government and mortgage-backed securities.
At the end of the reporting period, the fixed income portion of the Fund had a slightly-long duration relative to its benchmark and was emphasizing Treasury securities.

                                   Unaudited
                                About Your Fund


                           VISTA SELECT BALANCED FUND

OUTLOOK
On the equity side, the management team is looking for companies it believes will maintain earnings in a slower economy, as well as those that may benefit from expected lower interest rates. On the fixed income side, the management team expects to maintain a longer-than-benchmark duration. And it expects to overweight U.S. Treasury securities, underweight mortgage-backed securities and keep a neutral weighting in corporate securities.


                           VISTA SELECT BALANCED FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 10/31/97

[PIE CHART]

Cash        0.72%
Investment 99.28%

                           VISTA SELECT BALANCED FUND
             COMPOSITION OF MARKET VALUE INVESTMENTS AS OF 10/31/97

[PIE CHART]

U.S. Treasury Securities                       6.41%
U.S. Government Agency Obligation              2.82%
Mortgage Backed Securities                     7.07%
Asset Backed Securities                        3.30%
Airlines                                       2.48%
Banking                                        9.13%
Computers/Computer Hardware                    2.94%
Consumer Products                              2.98%
Diversified                                    3.92%
Entertainment/Leisure                          4.48%
Financial Services                             8.00%
Health Care/Health Care Services               2.13%
Oil & Gas                                      7.03%
Pharmaceuticals                                6.26%
Retailing                                      3.85%
Telecommunications                             4.71%
Utilities                                      3.48%
Other                                         19.01%

                                   Unaudited
                                About Your Fund

                           VISTA SELECT BALANCED FUND

-------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 10/31/97
-------------------------------------------------------------------------------
  U.S. Treasury Notes & Bonds                                   6.41%
  Deutsche Bank AG (US)                                         5.24%
  Time Warner Inc.                                              3.61%
  Termoemcali Funding Corp.                                     3.56%
  Federal Home Loan Mortgage Corp.                              3.18%
  Government National Mortgage Association                      3.17%
  Federal National Mortgage Association                         2.94%
  CentraGas (Colombia)                                          2.07%
  Pfizer, Inc.                                                  1.98%
  Federal Home Loan Bank                                        1.98%
-------------------------------------------------------------------------------

Top 10 holdings comprised 34.14% of Fund's market value of investments. Fund holdings are subject to change at any time.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/97+
-------------------------------------------------------------------------------
  One Year                                                       18.97%
  Five Years                                                     11.28%
  Ten Years                                                      11.23%
-------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Vista Select Balanced Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited
                                About Your Fund

                           VISTA SELECT BALANCED FUND

-------------------------------------------------------------------------------
                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                          VISTA SELECT BALANCED FUND+
                             AND ITS KEY BENCHMARKS
-------------------------------------------------------------------------------
[PLOT POINTS]

                Select       S&P 500 Index    Lehman Aggregate Bond Index
             Balanced Fund                    Lipper Balanced Funds Avg.

10/87          10000             10000               10000
               11117             11477               11146
10/89          12669             14502               12472
               12646             13418               13256
10/91          15393             17901               15352
               16988             19682               16863
10/93          18819             22619               18865
               18070             23492               18171
10/95          21813             29693               21016
               24377             36836               22241
10/31/97       29002             48652               24222
-------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Balanced Fund, the S&P 500 Index, the Lehman Aggregate Bond Index and Lipper Balanced Funds Average for the ten years ended 10/31/97. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Standard and Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest in an index.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes U.S. Treasury and agency securities and corporate bond and mortgage-backed securities. The indexes are unmanaged and reflect the reinvestment of dividends. An individual cannot invest in an index.

The Lipper Balanced Funds Average represents the average performance of a universe of 382 actively managed balanced funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Vista Select Balanced Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Vista Select Balanced Fund
Portfolio of Investments October 31, 1997

Shares     Issuer                              Value
------------------------------------------------------------
Long-Term Investments -- 94.5%
------------------------------------------------------------
          Common Stock -- 49.5%
          ---------------------
          Airlines -- 0.6%
    9,000  AMR Corp.*                           $  1,047,938
                                                ------------
          Automotive -- 0.6%
   18,000  General Motors Corp.                    1,155,375
                                                ------------
          Banking -- 2.6%
   25,000  Barnett Banks, Inc.                     1,725,000
   36,000  First Union Corp.                       1,766,250
   10,000  J. P. Morgan & Company, Inc.            1,097,500
                                                ------------
                                                   4,588,750
                                                ------------
          Chemicals -- 1.5%
   15,000  Dow Chemical Co.                        1,361,250
   24,000  duPont (EI) deNemours                   1,365,000
                                                ------------
                                                   2,726,250
                                                ------------
          Computer Software -- 1.4%
   15,000  Cisco Systems, Inc.*                    1,230,469
   18,000  Computer Associates International       1,342,125
                                                ------------
                                                   2,572,594
                                                ------------
          Computers/Computer Hardware -- 1.7%
   35,000  EMC Corp.*                              1,960,000
   10,800  International Business Machines
            Corp.                                  1,059,075
                                                ------------
                                                   3,019,075
                                                ------------
          Construction Machinery -- 0.8%
   30,000  Caterpillar, Inc.                       1,537,500
                                                ------------
          Consumer Products -- 3.0%
   20,000  Avon Products, Inc.                     1,310,000
   60,000  Philip Morris Companies, Inc.           2,377,500
   24,000  Procter & Gamble Co.                    1,632,000
                                                ------------
                                                   5,319,500
                                                ------------
          Diversified -- 3.2%
   30,000  Corning Inc.                            1,353,750
   40,000  General Electric Co.                    2,582,500
   20,000  Minnesota Mining and
            Manufacturing Co.                      1,830,000
                                                ------------
                                                   5,766,250
                                                ------------

                       See notes to financial statements.

Vista Select Balanced Fund
Portfolio of Investments October 31, 1997 (continued)

Shares      Issuer                             Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
           Entertainment/Leisure -- 0.9%
   32,000   Carnival Corp., Class A             $  1,552,000
                                                ------------
           Financial Services -- 1.6%
   30,000   Federal Home Loan Mortgage Corp.       1,136,250
   40,000   Green Tree Financial Corp.             1,685,000
                                                ------------
                                                   2,821,250
                                                ------------
           Food/Beverage Products -- 1.5%
   50,000   ConAgra, Inc.                          1,506,250
   35,000   PepsiCo., Inc.                         1,288,438
                                                ------------
                                                   2,794,688
                                                ------------
           Health Care/Health Care Services -- 1.5%
   35,000   Columbia/HCA Healthcare Corp.            988,750
   70,000   HEALTHSOUTH Corp.*                     1,789,375
                                                ------------
                                                   2,778,125
                                                ------------
           Insurance -- 1.8%
   20,000   Allstate Corp.                         1,658,750
   15,000   American International Group           1,530,938
                                                ------------
                                                   3,189,688
                                                ------------
           Metals/Mining -- 0.8%
   19,000   Aluminum Co. of America (ALCOA)        1,387,000
                                                ------------
           Office/Business Equipment -- 0.6%
   15,000   Xerox Corp.                            1,189,688
                                                ------------
           Oil & Gas -- 7.0%
   10,000   Chevron Corp.                            829,375
   20,000   Coastal Corp.                          1,202,500
   40,000   Exxon Corp.                            2,457,500
   32,000   Halliburton Company                    1,908,000
   34,000   Mobil Corp.                            2,475,625
   24,000   Royal Dutch Petroleum Co.,
             New York Registered Shares,
             ADR (Netherlands)                     1,263,000
   20,000   Texaco, Inc.                           1,138,750
   25,000   Williams Companies, Inc.               1,273,438
                                                ------------
                                                  12,548,188
                                                ------------
           Paper/Forest Products -- 0.7%
   36,000   Willamette Industries, Inc.            1,190,250
                                                ------------

                       See notes to financial statements.

Vista Select Balanced Fund
Portfolio of Investments October 31, 1997 (continued)

Shares      Issuer                                Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
           Pharmaceuticals -- 5.7%
    34,000  Bristol-Myers Squibb Co.               $ 2,983,500
       727  Crescenco Pharmaceuticals Corp.*             8,224
    25,000  Johnson & Johnson                        1,434,375
    25,000  Merck & Company, Inc.                    2,231,250
    50,000  Pfizer, Inc.                             3,537,500
                                                   -----------
                                                    10,194,849
                                                   -----------
           Photographic Equipment -- 0.5%
    15,000  Eastman Kodak Co.                          898,125
                                                   -----------
           Printing & Publishing -- 0.9%
    28,000  New York Times Company, Class A          1,533,000
                                                   -----------
           Real Estate Investment Trust -- 1.0%
    35,000  Beacon Properties Corp.                  1,474,375
     8,500  Equity Office Properties Trust             259,781
                                                   -----------
                                                     1,734,156
                                                   -----------
           Restaurants/Food Services -- 0.6%
    20,000  McDonald's Corp.                           896,250
     3,500  Tricon Global Restaurants, Inc.*           106,094
                                                   -----------
                                                     1,002,344
                                                   -----------
           Retailing -- 3.4%
    30,000  CVS Corp.                                1,839,375
    30,000  Dayton-Hudson Corp.                      1,884,375
    50,000  Kroger Co.*                              1,631,250
    20,000  Sears Roebuck & Co.                        837,500
                                                   -----------
                                                     6,192,500
                                                   -----------
           Shipping/Transportation -- 0.3%
     6,000  Burlington Northern Santa Fe               570,000
                                                   -----------
           Telecommunications -- 4.0%
    18,000  Ameritech Corp.                          1,170,000
    50,000  BellSouth Corp.                          2,365,625
    25,000  GTE Corp.                                1,060,937
    20,114  SBC Communications, Inc.                 1,279,753
    40,000  WorldCom, Inc.                           1,345,000
                                                   -----------
                                                     7,221,315
                                                   -----------

                       See notes to financial statements.

Vista Select Balanced Fund
Portfolio of Investments October 31, 1997 (continued)

Shares              Issuer                               Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
                   Utilities -- 1.3%
        37,500      OGE Energy Corp.                      $  1,816,406
        17,500      Sierra Pacific Resources                   532,656
                                                          ------------
                                                             2,349,062
                                                          ------------
                   Total Common Stock                       88,879,460
                                                          ------------
                    (Cost $53,457,974)

                    Convertible Preferred Stock -- 1.4%
                    -----------------------------------
                   Banking -- 0.7%
        12,000      Banc One Corp., Ser. C, $3.50            1,205,250
                                                          ------------
                   Diversified -- 0.7%
        17,000      Corning Delaware LP, 6.00%               1,232,500
                                                          ------------
                   Total Convertible Preferred Stock         2,437,750
                                                          ------------
                    (Cost $1,554,640)

                   Preferred Stock -- 1.0%
                    -----------------------------------
                   Telecommunications -- 0.6%
        20,000      AirTouch Communications, 4.25%,
                     08/16/16                                1,200,000
                                                          ------------
                   Utilities -- 0.4%
        12,000      Houston Industries, Inc., 7.00%,
                    07/01/00                                   657,000
                                                          ------------
                   Total Preferred Stock                     1,857,000
                                                          ------------
                   (Cost $1,506,063)
     Principal
      Amount
      (USD)
                   Convertible Corporate Notes & Bonds -- 2.5%
                   --------------------------------------------------
                   Computer Software -- 0.3%
    $  500,000      Tecnomatix Technologies, Ltd.,
                     (Israel), 5.25%, 08/15/04#                481,250
                                                          ------------
                   Computers/Computer Hardware -- 1.2%
       300,000      EMC Corp., 3.25%, 03/15/02#                411,750
       500,000      Quantum Corp., 7.00%, 08/01/04             515,000
     1,000,000      Solectron Corp., 6.00%, 03/01/06#        1,299,100
                                                          ------------
                                                             2,225,850
                                                          ------------

                       See notes to financial statements.
                                                                              11

Vista Select Balanced Fund
Portfolio of Investments October 31, 1997 (continued)

Principal
 Amount
  (USD)      Issuer                                 Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
            Health Care / Health Care Services -- 0.4%
 $  500,000  Alternative Living Services, 7.00%,
              06/01/04#                              $    660,000
                                                     ------------
            Manufacturing -- 0.2%
    350,000  Tower Automotive, Inc., 5.00%,
              08/01/04#                                   362,250
                                                     ------------
            Retailing -- 0.4%
    500,000  Federated Department Stores, 5.00%,
              10/01/03                                    681,250
                                                     ------------
            Total Convertible Corporate
            Notes & Bonds                               4,410,600
                                                     ------------
            (Cost $3,818,571)

            Corporate Notes & Bonds -- 19.1%
            -------------------------------------
            Aerospace -- 1.1%
  1,735,000  Northrop-Grumman Corp., 9.38%,
              10/15/24                                  2,013,190
                                                     ------------
            Airlines -- 1.9%
    772,060  American Airlines, Ser. 91-B, 9.71%,
              01/30/07#                                   883,870
  2,000,000  Delta Air Lines, 10.06%, 01/02/16          2,492,680
                                                     ------------
                                                        3,376,550
                                                     ------------
            Banking -- 0.7%
  1,000,000  BankAmerica Corp., 10.00%,
              02/01/03                                  1,158,130
                                                     ------------
            Broadcasting -- 0.7%
  1,000,000  Time Warner, Inc., 9.15%, 02/01/23         1,201,930
                                                     ------------
            Construction/Transportation -- 1.2%
  2,000,000  Zhuhai Highway Co., Ltd., Yankee,
              Ser. A, 9.13%, 07/01/06#                  2,107,740
                                                     ------------
            Entertainment/Leisure -- 2.9%
  5,000,000  Time Warner Inc., 7.75%, 06/15/05          5,242,900
                                                     ------------
            Financial Services -- 6.4%
  3,000,000  Bankers Trust Capital Trust, Ser. B1,
              7.90%, 01/15/27                           3,056,250

                       See notes to financial statements.
12

Vista Select Balanced Fund
Portfolio of Investments October 31, 1997 (continued)

 Principal
  Amount
   (USD)      Issuer                                Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
 $ 2,000,000  Corp. Andina de Fomento, Yankee
               (Venezuela), 7.25%, 03/01/07          $  2,067,500
   6,000,000  Termoemcali Funding Corp., 10.13%,
               12/15/14#                                6,349,080
                                                     ------------
                                                       11,472,830
                                                     ------------
             Paper/Forest Product -- 0.9%
   1,500,000  Georgia-Pacific Corp., 8.63%,
               04/30/25                                 1,625,730
                                                     ------------
             Pharmaceuticals -- 0.5%
   1,000,000  ALZA Corp., 5.00%, 05/01/06                 985,000
                                                     ------------
             Project Finance -- 0.6%
   1,000,000  Ras Laffan Liquefied Natural Gas,
               (Qatar)# 8.29%, 03/15/14                 1,047,905
                                                     ------------
             Real Estate Investment Trust -- 0.4%
     750,000  Simon Debartolo Group, 7.13%,
               09/20/07                                   760,072
                                                     ------------
             Utilities -- 1.8%
   3,000,000  Texas Utilities Electric, Capital V,
               8.18%, 01/30/37                          3,198,990
                                                     ------------
             Total Corporate Notes & Bonds             34,190,967
                                                     ------------
             (Cost $33,242,554)

             U.S. Government Agency Obligations -- 2.8%
             ----------------------------------------------------
   3,500,000  Federal Home Loan Bank, 8.75%,
               02/03/05                                 3,527,335
   1,500,000  Federal Home Loan Mortgage Corp.,
               8.00%, 04/09/07                          1,513,365
                                                     ------------
             Total U.S. Government Agency
             Obligations                                5,040,700
                                                     ------------
             (Cost $5,000,000)

             Mortgage Backed Pass Thru Securities -- 7.1%
             ----------------------------------------------------
   1,468,207  Federal Home Loan Mortgage Corp.,
               Gold, Pool #A01717, 12.00%,
               06/01/17                                 1,723,078

                       See notes to financial statements.

Vista Select Balanced Fund
Portfolio of Investments October 31, 1997 (continued)

 Principal
  Amount
   (USD)      Issuer                               Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
              Federal National Mortgage Association,
 $ 2,774,507   Pool #100156, 12.50%, 06/01/27       $  3,335,911
   1,933,167   Pool #250375, 6.50%, 09/01/25           1,907,804
              Government National Mortgage
               Association,
   2,789,827   Pool #351335, 6.50%, 11/15/23           2,767,146
   2,662,870   Pool #780319, 9.00%, 11/15/17           2,890,838
                                                    ------------
              Total Mortgage Backed
              Pass Thru Securities                    12,624,777
                                                    ------------
              (Cost $12,387,750)

              Collateralized Mortgage Obligations -- 1.4%
              ---------------------------------------------------
              Federal Home Loan Mortgage Corp.,
   1,000,000   Ser. 1985, Class PB, 6.25%,
                08/17/12                               1,001,531
   1,375,187   Mortgage Cash Flow Obligations,
                Ser. A, Class 4, 8.70%, 12/30/08       1,439,219
                                                    ------------
              Total Collateralized Mortgage
              Obligations                              2,440,750
                                                    ------------
              (Cost $2,326,530)

              Asset Backed Securities -- 3.3%
              -----------------------------------
   3,378,439   CentraGas (Colombia), 10.65%,
                 12/01/10#                             3,697,566
     972,107   Continental Airlines, Inc., 10.22%,
                 07/02/14                              1,187,525
     966,654   Mid-State Trust, Ser. 6, Class A4,
                 7.79%, 07/01/35                       1,007,284
                                                    ------------
              Total Asset Backed Securities            5,892,375
                                                    ------------
              (Cost $6,011,464)

              U.S. Treasury Securities -- 6.4%
              -----------------------------------
              U.S. Treasury Bonds & Notes,
   1,500,000   6.13%, 08/15/07                         1,532,580
   2,000,000   6.38%, 08/15/27                         2,061,240
   2,000,000   6.63%, 02/15/27                         2,120,620


                       See notes to financial statements
14

Vista Select Balanced Fund
Portfolio of Investments October 31, 1997 (continued)

Principal
 Amount
  (USD)      Issuer                             Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
 $  450,000   7.00%, 07/15/06                    $    482,837
  1,000,000   7.13%, 02/15/23                       1,112,970
  1,500,000   8.25%, 07/15/98                       1,527,660
    900,000   8.50%, 11/15/00                         968,481
  1,250,000   8.75%, 08/15/20                       1,631,050
                                                 ------------
             Total U.S. Treasury Securities        11,437,438
             (Cost $11,104,118)
-------------------------------------------------------------
             Total Long-Term Investments          169,211,817
             (Cost $130,409,664)
-------------------------------------------------------------
Short-Term Investments -- 5.2%
-------------------------------------------------------------
             Time Deposit -- 5.2%
-------------------------------------------------------------

  9,350,000   Deutsche Bank AG (United States),
               5.66%, 11/03/97                      9,350,000
             (Cost $9,350,000)
-------------------------------------------------------------
             Total Investments -- 99.7%          $178,561,817
             (Cost $139,759,664)
-------------------------------------------------------------

                       See notes to financial statements.

                                   Unaudited
                                About Your Fund


                        VISTA SELECT EQUITY INCOME FUND

-------------------------------------------------------------------------------
                                   FUND FACTS
-------------------------------------------------------------------------------

  Objective:                 Income

  Primary investments:       Income producing common stocks, preferred stocks
                             and convertible securities

  Suggested investment
  time frame:                Long-term

  Market benchmark:          S&P 500 Index

  Lipper funds category:     Equity Income Funds Average

  Inception date:            1/1/97

  Newspaper symbol:          Eq Inc

  As of October 31, 1997
  Net assets:                $955.1 million
-------------------------------------------------------------------------------

PERFORMANCE
Vista Select Equity Income Fund, which seeks to provide current income plus capital growth by investing primarily in income-producing equity securities, had a total return of 30.74% for the year ended October 31, 1997.

STRATEGY
The Fund began the reporting year with an overweight position in real estate investment trusts (REITs). Anticipating accelerating economic growth, however, the investment team subsequently cut exposure to REITs and other interest-rate sensitive companies in favor of sectors which have historically performed better in a stronger economy. After building a large cash position after the March 25th interest rate hike, the Fund began aggressively buying, adding REITs and mid-cap insurance companies, as the market rallied in April and May.

The REIT and insurance positions proved beneficial in the second half of the year, and the Fund was further aided by the decision to sell technology holdings, which had reached their price targets prior to the October correction. By the end of the year, the Fund had built substantial holdings in cable/media companies, where it believes company managements are increasingly focused on shareholder return.

                                   Unaudited
                                About Your Fund

                        VISTA SELECT EQUITY INCOME FUND

OUTLOOK
The Fund expects to continue to pursue a barbell strategy, investing in securities with high dividend yields as well as those believed to offer the potential for capital appreciation. Anticipating slowing economic growth, the management team expects to emphasize companies it believes are capable of maintaining earnings as well as those that may benefit from the expected lower interest rates.


                        VISTA SELECT EQUITY INCOME FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 10/31/97


[PIE CHART]

Cash                                 0.91%
Investments                         99.09%


                        VISTA SELECT EQUITY INCOME FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 10/31/97

[PIE CHART]

Aerospace                            2.76%
Automotive                           2.12%
Banking                              7.63%
Chemicals                            2.90%
Computers/Computer Hardware          2.49%
Entertainment/Leisure                2.07%
Financial Services                   4.99%
Insurance                            6.08%
Oil & Gas                           10.72%
Pharmaceuticals                      5.88%
Real Estate Investment Trusts       15.58%
Retailing                            3.93%
Telecommunications                   6.42%
U.S. Treasury Securities            10.48%
Utilities                            3.80%
Other                               12.15%

                                   Unaudited
                                About Your Fund

                        VISTA SELECT EQUITY INCOME FUND

-------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 10/31/97
-------------------------------------------------------------------------------
  U.S. Treasury Notes & Bonds                               10.35%
  Deutsche Bank AG (US)                                      3.72%
  Viacom International (TCI Pacific)                         2.56%
  Equity Residential Properties                              2.55%
  Dow Chemical Co.                                           2.38%
  Federal Home Loan Mortgage Corp.                           2.19%
  Federated Dept. Stores                                     2.15%
  Carnival Corp. Class A                                     2.07%
  Aluminum Co. of America                                    1.96%
  Beacon Properties Corp.                                    1.93%
-------------------------------------------------------------------------------

Top 10 holdings comprised 31.86% of Fund's market value of investments. Fund holdings are subject to change at any time.

-------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/97+
-------------------------------------------------------------------------------
  One Year                                                   30.74%
  Five Years                                                 18.69%
  Ten Years                                                  16.63%
-------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.


+ The quoted performance of Vista Select Equity Income Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited
                                About Your Fund

                        VISTA SELECT EQUITY INCOME FUND

-------------------------------------------------------------------------------
                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                        VISTA SELECT EQUITY INCOME FUND+
                             AND ITS KEY BENCHMARKS
-------------------------------------------------------------------------------
[PLOT POINTS]

              Select Equity     S&P 500 Index         Lipper Equity
              Income Fund                             Funds Avg.

10/87           10000                10000                10000
                12624                11477                11622
10/89           14849                14502                13969
                13488                13418                12344
10/91           17923                17901                16206
                19790                19682                17792
10/93           24371                22619                21280
                24069                23492                21495
10/95           29081                29693                25397
                35675                36836                30705
10/31/97        46642                48652                39022
-------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Equity Income Fund, Standard & Poor's 500 Index and the Lipper Equity Income Funds Average for the ten years ended 10/31/97. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Standard & Poor's 500 Stock Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper Equity Income Funds Average represents the average performance of a universe of 203 actively managed equity income mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Vista Select Equity Income Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Vista Select Equity Income Fund
Portfolio of Investments October 31, 1997

Shares       Issuer                               Value
----------------------------------------------------------------
Long-Term Investments -- 95.9%
----------------------------------------------------------------
            Common Stock -- 76.8%
            ------------------------------------
            Aerospace -- 2.5%
    220,000  Precision Castparts Corp.             $ 12,938,750
    192,000  Sundstrand Corp.                        10,440,000
                                                   ------------
                                                     23,378,750
                                                   ------------
            Agricultural Production/Services -- 0.6%
    100,000  Case Corp.                               5,981,250
                                                   ------------
            Automotive -- 2.1%
    240,000  Chrysler Corp.                           8,460,000
    244,000  Lear Corp.*                             11,727,250
                                                   ------------
                                                     20,187,250
                                                   ------------
            Banking -- 3.9%
    125,000  BankAmerica Corp.                        8,937,500
     75,000  NationsBank Corp.                        4,490,625
    175,000  Signet Banking Corp.                     9,417,187
    110,000  U.S. Bancorp                            11,185,625
     82,500  Zions Bancorporation                     3,207,187
                                                   ------------
                                                     37,238,124
                                                   ------------
            Business Services -- 1.5%
    284,200  GTECH Holdings Corp.*                    9,165,450
    220,000  ServiceMaster L.P.                       5,266,250
                                                   ------------
                                                     14,431,700
                                                   ------------
            Chemicals -- 2.9%
    150,000  BOC Group PLC, ADR
              (United Kingdom)                        4,950,000
    250,000  Dow Chemical Co.                        22,687,500
                                                   ------------
                                                     27,637,500
                                                   ------------
            Computer Software -- 1.0%
    132,500  Computer Associates International*       9,879,531
                                                   ------------
            Computers/Computer Hardware -- 1.1%
    110,000  International Business Machines
              Corp.                                  10,786,875
                                                   ------------
            Consumer Products -- 1.8%
    205,000  Philip Morris Companies, Inc.            8,123,125
    300,000  RJR Nabisco Holdings Corp.               9,506,250
                                                   ------------
                                                     17,629,375
                                                   ------------

                       See notes to financial statements.

Vista Select Equity Income Fund
Portfolio of Investments October 31, 1997 (continued)

Shares       Issuer                             Value
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
            Diversified -- 1.0%
    350,000  BTR PLC, ADR (United Kingdom)       $  4,771,585
    170,000  Canadian Pacific, Ltd.                 5,068,125
                                                 ------------
                                                    9,839,710
                                                 ------------
            Entertainment/Leisure -- 2.1%
    406,438  Carnival Corp., Class A               19,712,243
                                                 ------------
            Financial Services -- 5.0%
    200,000  American Express Co.                  15,600,000
    550,000  Federal Home Loan Mortgage Corp.      20,831,250
    230,000  Lehman Brothers Holding, Inc.         10,824,375
                                                 ------------
                                                   47,255,625
                                                 ------------
            Food/Beverage Products -- 1.3%
    224,000  Unilever NV, ADR (Netherlands)        11,956,000
                                                 ------------

            Health Care/Health Care Services -- 1.1%
     50,500  Columbia/HCA Healthcare Corp.          1,426,625
    300,000  Tenet Healthcare Corp.*                9,168,750
                                                 ------------
                                                   10,595,375
                                                 ------------
            Hotels/Other Lodging -- 0.1%
     63,005  Homestead Village, Inc.*               1,008,080
                                                 ------------
            Insurance -- 4.8%
    166,351  Allstate Corp.                        13,796,736
     18,700  American International Group           1,908,569
    200,000  Equitable Companies, Inc.              8,237,500
    100,000  Loews Corp.                           11,168,750
    850,000  Reliance Group Holdings, Inc.         10,731,250
                                                 ------------
                                                   45,842,805
                                                 ------------
            Metals/Mining -- 2.0%
    255,000  Aluminum Co. of America (ALCOA)       18,615,000
                                                 ------------
            Oil & Gas -- 10.7%
    203,437  British Petroleum PLC, ADR
              (United Kingdom)                     17,851,597
    160,000  ENI SPA, ADR (Italy)                   9,020,000
    410,000  Enterprise Oil PLC, ADR
              (United Kingdom)                     13,632,500
    170,000  Exxon Corp.                           10,444,375
    122,000  Mobil Corp.                            8,883,125
    180,000  Occidental Petroleum Corp.             5,017,500

                       See notes to financial statements.
                                                                              21

Vista Select Equity Income Fund
Portfolio of Investments October 31, 1997 (continued)

Shares       Issuer                                  Value
-------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------
    200,000  Royal Dutch Petroleum Co., New
              York Registered Shares, ADR
              (Netherlands)                           $ 10,525,000
    185,000  Societe National Elf Aquitaine SA,
              ADR (France)                              11,423,750
    300,000  Williams Companies, Inc.                   15,281,250
                                                      ------------
                                                       102,079,097
                                                      ------------
            Paper/Forest Products -- 1.0%
    200,000  Weyerhaeuser Co.                            9,550,000
                                                      ------------
            Pharmaceuticals -- 5.9%
    125,000  American Home Products Corp.                9,265,625
    114,000  Bristol-Myers Squibb Co.                   10,003,500
    250,000  Pharmacia & Upjohn, Inc.                    7,937,500
    300,000  Schering-Plough Corp.                      16,818,750
    250,000  SmithKline Beecham PLC, ADR
              (United Kingdom)                          11,906,250
                                                      ------------
                                                        55,931,625
                                                      ------------
            Real Estate Investment Trusts -- 15.5%
    436,500  Beacon Properties Corp.                    18,387,563
    200,000  Boston Properties, Inc.                     6,400,000
    300,000  Cali Realty Corp.                          12,150,000
    243,724  Chateau Properties, Inc.                    7,250,783
    776,000  Duke Realty Investments, Inc.              17,460,000
    150,000  Equity Office Properties Trust              4,584,375
    480,000  Equity Residential Properties Trust        24,240,000
    330,000  FelCor Suite Hotels, Inc.                  12,086,250
    413,500  Security Capital Industrial Trust          10,156,594
    790,000  Security Capital Pacific Trust             17,676,250
    250,000  Spieker Properties, Inc.                    9,781,250
    215,000  Storage USA, Inc.                           8,156,562
                                                      ------------
                                                       148,329,627
                                                      ------------
            Retailing -- 1.8%
    519,132  Kroger Co.*                                16,936,682
                                                      ------------
            Telecommunications -- 3.8%
    150,000  Bell Atlantic Corp.                        11,981,250
    315,000  BellSouth Corp.                            14,903,438
     75,000  SBC Communications, Inc.                    4,771,875


                       See notes to financial statements.
22

Vista Select Equity Income Fund
Portfolio of Investments October 31, 1997 (continued)


Shares      Issuer                                Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
    50,000  Telecomunicacoes Brasileiras SA,
             ADR (Brazil)                          $  5,075,000
                                                   ------------
                                                     36,731,563
                                                   ------------
           Utilities -- 3.3%
    94,000  Centrais Electricas Brasileiras S/A-
             Electrobras, ADR (Brazil)                2,046,342
   265,000  Companhia Paranaense de Energia-
             Copel, ADR (Brazil)                      3,269,066
   400,000  Edison International                     10,250,000
   300,000  FPL Group Inc.                           15,506,250
                                                   ------------
                                                     31,071,658
                                                   ------------
           Total Common Stock                       732,605,445
                                                   ------------
           (Cost $566,649,674)

           Warrants -- 0.1%
           ------------------------------------
           Financial Services --
    60,838  Security Capital Group, Ser. B,
             $28.00, Expires 09/18/98                   292,783
                                                   ------------
           (Cost $0)

           Convertible Preferred Stock -- 4.9%
           ------------------------------------
           Aerospace -- 0.3%
    47,200  Loral Space & Communications, Inc.,
            6.00%, 11/01/06#                          2,883,495
                                                   ------------
           Alternate Energy -- 0.8%
   100,000  Calenergy Capital Trust II, 6.25%,
             02/25/12#                                5,129,700
    50,000  Calenergy Capital Trust III, 6.50%,
             05/01/27#                                2,475,000
                                                   ------------
                                                      7,604,700
                                                   ------------
           Insurance -- 1.3%
   151,900  American Bankers Insurance Group,
             6.25%, Ser. B                           12,000,100
                                                   ------------
           Telecommunications -- 2.5%
   175,000  Viacom International (TCI Pacific),
             5.00%, 7/31/06                          24,390,625
                                                   ------------
           Total Convertible Preferred Stock         46,878,920
                                                   ------------
           (Cost $37,709,280)

                       See notes to financial statements.

Vista Select Equity Income Fund
Portfolio of Investments October 31, 1997 (continued)

Principal
Amount
(USD)         Issuer                               Value
----------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------
             Convertible Corporate Notes & Bonds -- 3.8%
             --------------------------------------------------
             Computers/Computer Hardware -- 1.4%
 $10,000,000  Solectron Corp., 6.00%, 03/01/06#     $ 12,991,000
                                                    ------------
             Environmental Services -- 0.1%
   1,200,000  USA Waste Services Inc., 4.00%,
              02/01/02                                 1,279,500
                                                    ------------
             Health Care/Health Care Services -- 0.2%
   2,000,000  Assisted Living Concepts, 6.00%,
              11/01/02                                 2,160,000
                                                    ------------
             Retailing -- 2.1%
  15,000,000  Federated Department Stores, 5.00%,
              10/01/03                                20,437,500
                                                    ------------
             Total Convertible Corporate
             Notes & Bonds                            36,868,000
                                                    ------------
             (Cost $32,502,596)

             U.S. Treasury Securities -- 10.3%
             ---------------------------------
              U.S. Treasury Notes and Bonds,
  13,000,000   6.88%, 05/15/06                        13,830,830
  72,185,000   7.25%, 08/15/22                        81,377,038
   2,500,000   9.25%, 02/15/16                         3,333,600
                                                    ------------
             Total U.S. Treasury Securities           98,541,468
             (Cost $91,517,274)
----------------------------------------------------------------
             Total Long-Term Investments             915,186,616
             (Cost $728,378,824)
----------------------------------------------------------------


                       See notes to financial statements.

Vista Select Equity Income Fund
Portfolio of Investments October 31, 1997 (continued)

Principal
Amount
(USD)         Issuer                             Value
--------------------------------------------------------------
Short-Term Investments -- 3.8%
--------------------------------------------------------------
             U. S. Treasury Security -- 0.1%
             ---------------------------------
 $ 1,200,000  U. S. Treasury Bill, 5.24%,
              11/20/97                            $  1,196,767
                                                  ------------
             (Cost $1,196,767)

             Time Deposit -- 3.7%
             ---------------------------------
  35,449,000  Deutsche Bank AG (United States),
              5.66%, 11/03/97                       35,449,000
              (Cost $35,449,000)
--------------------------------------------------------------
             Total Short-Term Investments           36,645,767
             (Cost $36,645,767)
--------------------------------------------------------------
             Total Investments -- 99.7%           $951,832,383
             (Cost $765,024,591)
--------------------------------------------------------------

                       See notes to financial statements.

                                   Unaudited
                                About Your Fund

                       VISTA SELECT LARGE CAP EQUITY FUND

-------------------------------------------------------------------------------
                                   FUND FACTS
-------------------------------------------------------------------------------

  Objective:                 Capital Growth

  Primary investments:       Large cap common stocks

  Suggested investment
  time frame:                Long-term

  Market benchmark:          S&P 500 Index

  Lipper funds category:     Growth Funds Average

  Inception date:            1/1/97

  Newspaper symbol:          LgCapEq

  As of October 31, 1997
  Net assets:                $186.4 million
-------------------------------------------------------------------------------

PERFORMANCE
Vista Select Large Cap Equity Fund, which seeks to provide capital growth through a portfolio of large cap common stocks, provided shareholders with a total return of 31.83% for the year ended October 31, 1997.

STRATEGY
In the first half of the reporting year, as large caps outpaced small- and mid-caps, the investment team avoided what it believed were over-valued stocks. This provided shareholders with the returns inherent in large caps without the added valuation risks. When earnings difficulties at several of the largest blue chip companies were announced during the summer and early fall, therefore, the Fund was well positioned.

The Fund benefited from overweight positions in financial and technology stocks in late 1996, but financial positions were subsequently reduced based on the assumption that economic growth would accelerate in early 1997. After the spring market volatility surrounding the March 25th interest rate hike, the Fund aggressively added to select technology holdings, which proved beneficial. By the end of the period, the Fund was focused on companies at the low end of the large cap range, which helped it maintain value during the October correction.

                                   Unaudited
                                About Your Fund

                       VISTA SELECT LARGE CAP EQUITY FUND

OUTLOOK
Believing that economic growth will slow, the investment team expects to emphasize companies which, in its opinion, can maintain earnings in a slower-growth environment, as well as those which may benefit from the expected lower interest rates. After reducing exposure to economically sensitive cyclicals, the management team has taken an overweight position in the historically more-conservative utilities sector and expects to avoid aggressive investments in technology until the sector's earnings picture clears.



                       VISTA SELECT LARGE CAP EQUITY FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 10/31/97

[PIE CHART]

Cash                                 0.69%
Investments                         99.31%


                       VISTA SELECT LARGE CAP EQUITY FUND
             COMPOSITION OF MARKET VALUE INVESTMENTS AS OF 10/31/97

[PIE CHART]

Banking                             13.11%
Chemicals                            2.65%
Computer Software                    2.78%
Computers/Computer Hardware          5.19%
Consumer Products                    3.76%
Diversified                          2.79%
Entertainment/Leisure                3.26%
Financial Services                   3.08%
Food/Beverage Products               5.40%
Health Care/Health Care Services     2.95%
Insurance                            2.83%
Manufacturing                        2.60%
Oil & Gas                           10.99%
Pharmaceuticals                      6.02%
Retailing                            8.46%
Telecommunications                   5.88%
Other                               18.25%

                                   Unaudited
                                About Your Fund

                       VISTA SELECT LARGE CAP EQUITY FUND

-------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 10/31/97
-------------------------------------------------------------------------------

  Deutsche Bank AG (US)                                             6.12%
  Halliburton Holdings Co.                                          1.92%
  Computer Associates International Inc.                            1.88%
  EMC Corp. Mass                                                    1.75%
  Carnival Corp. Class A                                            1.69%
  Allstate Corp.                                                    1.69%
  Kroger Co.                                                        1.58%
  Dow Chemical Co.                                                  1.56%
  Federated Department Stores Inc.                                  1.51%
  Texaco Inc.                                                       1.47%
--------------------------------------------------------------------------------

Top 10 holdings comprised 21.17% of Fund's market value of investments. Fund holdings are subject to change at any time.

-------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/97+
-------------------------------------------------------------------------------
  One Year                                                         31.83%
  Five Years                                                       16.83%
  Ten Years                                                        14.98%
-------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Vista Select Large Cap Equity Income Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited
                                About Your Fund

                       VISTA SELECT LARGE CAP EQUITY FUND

-------------------------------------------------------------------------------
                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                       VISTA SELECT LARGE CAP EQUITY FUND+
                             AND ITS KEY BENCHMARKS
-------------------------------------------------------------------------------
[PLOT POINTS]

       Select Large Cap         S&P 500 Index          Lipper Growth
        Equity Fund                                      Funds Avg.
10/87       10000                  10000                  10000
            10953                  11477                  11622
10/89       13642                  14502                  14480
            12999                  13418                  12821
10/91       17101                  17901                  18154
            18562                  19682                  19691
10/93       20598                  22619                  23196
            21212                  23492                  23650
10/95       25226                  29693                  28946
            30659                  36836                  34380
10/31/97    40419                  48652                  43682
-------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Shares of Vista Select Large Cap Equity Fund, the Standard & Poor's 500 Index and the Lipper Growth Funds Average for the ten years ended 10/31/97. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Standard & Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper Growth Funds Average represents the average performance of a universe of 933 actively managed growth mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Vista Select Large Cap Equity Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Vista Select Large Cap Equity Fund
Portfolio of Investments October 31, 1997

Shares      Issuer                           Value
-----------------------------------------------------------
Long-Term Investments -- 93.9%
-----------------------------------------------------------
           Common Stock -- 93.9%
           ---------------------
           Aerospace -- 1.3%
   24,000   Allied-Signal, Inc.               $    864,000
   24,000   United Technologies, Corp.           1,680,000
                                              ------------
                                                 2,544,000
                                              ------------
           Agricultural Production/Services -- 1.6%
   32,000   Case Corp.                           1,914,000
   20,000   Deere & Co.                          1,052,500
                                              ------------
                                                 2,966,500
                                              ------------
           Airlines -- 1.0%
   15,500   AMR Corp.*                           1,804,781
                                              ------------
           Automotive -- 1.3%
   26,788   Chrysler Corp.                         944,277
   25,000   General Motors Corp.                 1,604,688
                                              ------------
                                                 2,548,965
                                              ------------
           Banking -- 7.0%
   31,000   BankAmerica Corp.                    2,216,500
   23,000   Comerica, Inc.                       1,818,438
   32,000   First Union Corp.                    1,570,000
   34,000   NationsBank Corp.                    2,035,750
   37,000   Norwest Corp.                        1,186,313
   18,000   U.S. Bancorp                         1,830,375
   34,500   Washington Mutual Savings Bank       2,361,094
                                              ------------
                                                13,018,470
                                              ------------
           Broadcasting -- 1.9%
   70,000   Comcast Corp., Special Class A       1,925,000
   70,000   Tele-Communications, TCI Group,
             Class A*                            1,605,625
                                              ------------
                                                 3,530,625
                                              ------------
           Chemicals -- 2.6%
   32,000   Dow Chemical Co.                     2,904,000
   19,000   duPont (EI) deNemours                1,080,625
   21,000   Union Carbide Corp.                    959,438
                                              ------------
                                                 4,944,063
                                              ------------

            See notes to financial statements.

Vista Select Large Cap Equity Fund
Portfolio of Investments October 31, 1997 (continued)


Shares      Issuer                              Value
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
           Computer Software -- 2.8%
   20,500   Cisco Systems, Inc.*                 $  1,681,641
   47,000   Computer Associates International       3,504,438
                                                 ------------
                                                    5,186,079
                                                 ------------
           Computers/Computer Hardware -- 5.2%
   25,500   Compaq Computer Corp.*                  1,625,625
   21,400   Digital Equipment Corp.*                1,071,338
   58,300   EMC Corp.*                              3,264,800
   23,000   International Business Machines
             Corp.                                  2,255,437
   42,600   Sun Microsystems, Inc.*                 1,459,050
                                                 ------------
                                                    9,676,250
                                                 ------------
           Construction Machinery -- 0.7%
   25,000   Caterpillar, Inc.                       1,281,250
                                                 ------------

           Consumer Products -- 3.7%
   25,000   Avon Products, Inc.                     1,637,500
   30,000   Colgate-Palmolive Co.                   1,942,500
   22,000   Liz Claiborne, Inc.                     1,115,125
   58,200   Philip Morris Companies, Inc.           2,306,175
                                                 ------------
                                                    7,001,300
                                                 ------------
           Diversified -- 2.8%
   85,000   Canadian Pacific, Ltd.                  2,534,062
   15,000   Dover Corp.                             1,012,500
   44,000   Tyco International Ltd.                 1,661,000
                                                 ------------
                                                    5,207,562
                                                 ------------
           Electronics/Electrical Equipment -- 2.1%
   29,000   Adaptec, Inc.*                          1,404,687
   18,000   Intel Corp.                             1,386,000
   11,000   Texas Instruments                       1,173,562
                                                 ------------
                                                    3,964,249
                                                 ------------
           Entertainment/Leisure -- 3.3%
   65,000   Carnival Corp., Class A                 3,152,500
   35,000   Time Warner, Inc.                       2,019,062
   30,000   Viacom, Inc. Class B*                     907,500
                                                 ------------
                                                    6,079,062
                                                 ------------

             See notes to financial statements.
                                                                              31

Vista Select Large Cap Equity Fund
Portfolio of Investments October 31, 1997 (continued)


Shares      Issuer                             Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
           Financial Services -- 3.1%
    15,000  American Express Co.                $  1,170,000
    15,000  Associates First Capital Corp.           954,375
    49,000  Federal Home Loan Mortgage Corp.       1,855,875
    36,000  Morgan Stanley, Dean Witter,
             Discover and Co.                      1,764,000
                                                ------------
                                                   5,744,250
                                                ------------
           Food/Beverage Products -- 5.4%
    20,000  Campbell Soup Co.                      1,031,250
    14,600  Coca-Cola Co.                            824,900
    44,000  Coca-Cola Enterprises, Inc.            1,237,500
    66,000  PepsiCo., Inc.                         2,429,625
    22,000  Ralston Purina Group                   1,974,500
    48,000  Unilever NV, ADR (Netherlands)         2,562,000
                                                ------------
                                                  10,059,775
                                                ------------
           Health Care/Health Care Services -- 3.0%
    56,100  Columbia/HCA Healthcare Corp.          1,584,825
   100,000  HEALTHSOUTH Corp.*                     2,556,250
    44,400  Tenet Healthcare Corp.*                1,356,975
                                                ------------
                                                   5,498,050
                                                ------------
           Insurance -- 2.8%
    38,000  Allstate Corp.                         3,151,625
     7,500  American International Group             765,469
    33,000  Equitable Companies, Inc.              1,359,188
                                                ------------
                                                   5,276,282
                                                ------------
           Manufacturing -- 2.6%
    14,000  Honeywell, Inc.                          952,875
    37,500  Ingersoll-Rand Co.                     1,460,156
    28,000  Johnson Controls                       1,256,500
    28,000  Parker Hannifin Corp.                  1,170,750
                                                ------------
                                                   4,840,281
                                                ------------
           Media/Advertising -- 0.7%
    18,000  Omnicom Group, Inc.                    1,271,250
                                                ------------
           Metals/Mining -- 1.0%
    25,500  Aluminum Co. of America (ALCOA)        1,861,500
                                                ------------
           Office/Business Equipment -- 1.1%
    27,000  Xerox Corp.                            2,141,437
                                                ------------

              See notes to financial statements.

Vista Select Large Cap Equity Fund
Portfolio of Investments October 31, 1997 (continued)


Shares      Issuer                                  Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
           Oil & Gas -- 11.0%
   35,000   Apache Corp.                             $  1,470,000
   28,000   British Petroleum PLC, ADR
             (United Kingdom)                           2,457,000
   36,000   Coastal Corp.                               2,164,500
   42,000   Dresser Industries, Inc.                    1,769,250
   60,000   Halliburton Company                         3,577,500
   36,000   Mobil Corp.                                 2,621,250
   24,000   Sonat, Inc.                                 1,102,500
   48,000   Texaco, Inc.                                2,733,000
   36,000   USX-Marathon Group                          1,287,000
   25,500   Williams Companies, Inc.                    1,298,906
                                                     ------------
                                                       20,480,906
                                                     ------------
           Paper/Forest Products -- 0.9%
   48,000   Willamette Industries, Inc.                 1,587,000
                                                     ------------
           Pharmaceuticals -- 6.0%
   30,000   Bristol-Myers Squibb Co.                    2,632,500
   29,000   Johnson & Johnson                           1,663,875
   15,000   Merck & Company, Inc.                       1,338,750
   15,000   Pfizer, Inc.                                1,061,250
   57,000   Pharmacia & Upjohn, Inc.                    1,809,750
   57,000   SmithKline Beecham PLC, ADR
             (United Kingdom)                           2,714,625
                                                     ------------
                                                       11,220,750
                                                     ------------
           Printing & Publishing -- 1.1%
   38,000   New York Times Company, Class A             2,080,500
                                                     ------------
           Real Estate Investment Trust -- 0.8%
   47,000   Security Capital Group Inc., Class B*       1,504,000
                                                     ------------
           Restaurants -- 0.5%
   30,500   Tricon Global Restaurants, Inc.*              924,531
                                                     ------------
           Retailing -- 8.5%
   40,000   American Stores Co.                         1,027,500
   59,000   Costco Companies, Inc.*                     2,271,500
   31,000   CVS Corp.                                   1,900,687
   25,400   Dayton-Hudson Corp.                         1,595,437
   64,000   Federated Department Stores*                2,816,000
   90,000   Kroger Co.*                                 2,936,250

              See notes to financial statements.

Vista Select Large Cap Equity Fund
Portfolio of Investments October 31, 1997 (continued)

Shares              Issuer                             Value
--------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------
        20,000      Safeway, Inc.*                      $  1,162,500
        30,000      Tandy Corp.                            1,031,250
        30,000      Toys "R" Us, Inc.*                     1,021,875
                                                        ------------
                                                          15,762,999
                                                        ------------
                   Telecommunications -- 5.9%
        30,000      Airtouch Communications, Inc.*         1,158,750
        28,500      Bell Atlantic Corp.                    2,276,438
        52,000      BellSouth Corp.                        2,460,250
        21,800      GTE Corp.                                925,138
        11,000      Lucent Technologies, Inc.                906,813
        22,000      Sprint Corp.                           1,144,000
        62,000      WorldCom, Inc.*                        2,084,750
                                                        ------------
                                                          10,956,139
                                                        ------------
                   Utilities -- 2.2%
        46,000      CMS Energy Corp.                       1,679,000
        45,000      FPL Group Inc.                         2,325,937
                                                        ------------
                                                           4,004,937
                                                        ------------
                   Total Common Stock                    174,967,743
                                                        ------------
                   (Cost $126,477,257)

  Principal
   Amount
   (USD)
--------------------------------------------------------------------
Short-Term Investments -- 6.1%
--------------------------------------------------------------------
                   Time Deposit -- 6.1%
                   --------------------
   $11,403,000     Deutsche Bank AG (United States),
                    5.66%, 11/03/97                       11,403,000
                   (Cost $11,403,000)
--------------------------------------------------------------------
                   Total Investments -- 100.0%          $186,370,743
                   (Cost $137,880,257)
--------------------------------------------------------------------

              See notes to financial statements.
34

                                   Unaudited
                                About Your Fund


                       VISTA SELECT LARGE CAP GROWTH FUND

-------------------------------------------------------------------------------
                                   FUND FACTS
-------------------------------------------------------------------------------

  Objective:                     Capital Growth

  Primary investments:           Large cap common stocks

  Suggested investment
  time frame:                    Long-term

  Market benchmark:              S&P 500 Index

  Lipper funds category:         Growth Funds Average

  Inception date:                1/1/97

  Newspaper symbol:              LgCapGr


  As of October 31, 1997
  Net assets:                    $548.2 million
-------------------------------------------------------------------------------

PERFORMANCE
Vista Select Large Cap Growth Fund, which seeks to provide capital growth through a portfolio of large cap common stocks, provided shareholders with a total return of 31.83% for the year ended October 31, 1997.

STRATEGY
The management team's growth oriented strategy targets stocks of companies it believes will benefit from major shifts in American society. Specifically, it targets those companies that are participating in productivity gains as well as companies the management team believes will benefit from the aging American population.

During the first half of the reporting year, the Fund was able to participate in a market environment which favored the largest stocks. It began by overweighting technology and financial services stocks, but the financial exposure was cut significantly in early 1997 as the management team began investing in companies it believed would benefit from the expected stronger economic environment. In the second half of the reporting year, the Fund was focused on companies in the technology, capital spending, pharmaceutical and financial sectors, all of which are in line with the management team's growth-oriented strategy.

                                   Unaudited
                                About Your Fund


                       VISTA SELECT LARGE CAP GROWTH FUND

OUTLOOK
Believing that economic growth will slow, the investment team expects to emphasize companies which, in its opinion, can maintain earnings in a slower-growth environment as well as those which may benefit from the expected lower interest rates.

                       VISTA SELECT LARGE CAP GROWTH FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 10/31/97

[PIE CHART]

Cash                                             0.52%
Investments                                     99.48%


                       VISTA SELECT LARGE CAP GROWTH FUND
             COMPOSITION OF MARKET VALUE INVESTMENTS AS OF 10/31/97

[PIE CHART]

Appliances & Household Durables                  2.24%
Banking                                          5.64%
Business Services                                2.06%
Computer Software                                5.32%
Computers/Computer Hardware                     11.28%
Consumer Products                                4.99%
Diversified                                      7.65%
Electronics/Electrical Equipment                 8.71%
Financial Services                               2.67%
Food/Beverage Products                           3.72%
Insurance                                        6.38%
Manufacturing                                    2.85%
Multi-Media                                      3.42%
Oil & Gas                                        5.69%
Pharmaceuticals                                 11.66%
Retailing                                        5.00%
Other                                           10.72%

                                   Unaudited
                                About Your Fund

                       VISTA SELECT LARGE CAP GROWTH FUND

-------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 10/31/97
-------------------------------------------------------------------------------
  Warner Lambert Co.                                           3.40%
  Pfizer Inc.                                                  3.23%
  Tyco International Ltd.                                      3.10%
  Illinois Tool Works, Inc.                                    2.85%
  Procter & Gamble Co.                                         2.48%
  General Electric Co.                                         2.36%
  Dell Computer Corp.                                          2.34%
  American International Group Inc.                            2.33%
  Honeywell Inc.                                               2.24%
  International Business Machines Corp.                        2.15%
-------------------------------------------------------------------------------

Top 10 holdings comprised 26.48% of Fund's market value of investments. Fund holdings are subject to change at any time.

-------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/97+
-------------------------------------------------------------------------------
  One Year                                                    31.83%
  Five Years                                                  16.54%
  Ten Years                                                   14.80%
-------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Vista Select Large Cap Growth Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited
                                About Your Fund

                       VISTA SELECT LARGE CAP GROWTH FUND

-------------------------------------------------------------------------------
                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                       VISTA SELECT LARGE CAP GROWTH FUND+
                             AND ITS KEY BENCHMARKS
-------------------------------------------------------------------------------
[PLOT POINTS]

        Select Large Cap         S&P 500 Index           Lipper Growth
         Growth Fund                                       Funds Avg.
10/87        10000                   10000                   10000
             11214                   11477                   11622
10/89        13413                   14502                   14480
             12601                   13418                   12821
10/91        16201                   17901                   18154
             18499                   19682                   19691
10/93        19959                   22619                   23196
             20788                   23492                   23650
10/95        26226                   29693                   28946
             30183                   36836                   34380
10/31/97     39791                   48652                   43682
-------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Shares of Vista Select Large Cap Growth Fund, the Standard & Poor's 500 Index and the Lipper Growth Funds Average for the ten years ended 10/31/97. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Standard & Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper Growth Funds Average represents the average performance of a universe of 933 actively managed growth mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Vista Select Large Cap Growth Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Vista Select Large Cap Growth Fund
Portfolio of Investments October 31, 1997

Shares      Issuer                              Value
--------------------------------------------------------------
Long-Term Investments -- 99.4%
--------------------------------------------------------------
           Common Stock -- 99.4%
           -----------------------------------
           Airlines -- 0.6%
    30,000  AMR Corp.*                           $  3,493,125
                                                 ------------
           Appliances & Household Durables -- 2.2%
   180,000  Honeywell, Inc.                        12,251,250
                                                 ------------
           Banking -- 5.1%
   150,000  Banc One Corp.                          7,818,750
    50,000  Citicorp                                6,253,125
   110,000  First Virginia Banks, Inc.              5,108,125
   200,000  Norwest Corp.                           6,412,500
    35,000  Washington Mutual Savings Bank          2,395,312
                                                 ------------
                                                   27,987,812
                                                 ------------
           Business Services -- 2.1%
   100,000  Automatic Data Processing, Inc.         5,112,500
    80,800  Avery Dennison Corp.                    3,216,850
   100,000  CUC International, Inc.*                2,950,000
                                                 ------------
                                                   11,279,350
                                                 ------------
           Chemicals -- 1.8%
    90,000  Air Products and Chemicals, Inc.        6,840,000
   100,000  Morton International, Inc.              3,300,000
                                                 ------------
                                                   10,140,000
                                                 ------------
           Computer Software -- 5.3%
   100,000  Cisco Systems, Inc.*                    8,203,125
   125,000  Computer Associates International       9,320,313
   175,000  First Data Corp.                        5,085,938
    50,000  Microsoft Corp.*                        6,500,000
                                                 ------------
                                                   29,109,376
                                                 ------------
           Computers/Computer Hardware -- 11.3%
   200,000  3Com Corp.*                             8,287,500
   180,000  Compaq Computer Corp.*                 11,475,000
   160,000  Dell Computer Corp.*                   12,820,000
   200,000  EMC Corp.*                             11,200,000
   100,000  Hewlett-Packard Co.                     6,168,750
   120,000  International Business Machines
              Corp.                                11,767,500
                                                 ------------
                                                   61,718,750
                                                 ------------

             See notes to financial statements.

Vista Select Large Cap Growth Fund
Portfolio of Investments October 31, 1997 (continued)

Shares      Issuer                              Value
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
           Consumer Products -- 5.0%
    25,000  Gillette Co.                         $  2,226,563
   200,000  Philip Morris Companies, Inc.           7,925,000
   200,000  Procter & Gamble Co.                   13,600,000
   117,500  Service Corp. International             3,576,406
                                                 ------------
                                                   27,327,969
                                                 ------------
           Diversified -- 8.4%
   200,000  Corning Inc.                            9,025,000
    97,500  Crane Co.                               4,052,344
    85,000  Dover Corp.                             5,737,500
   250,000  Federal Signal Corp.                    6,046,875
   100,000  National Service Industries, Inc.       4,425,000
   450,000  Tyco International Ltd.                16,987,500
                                                 ------------
                                                   46,274,219
                                                 ------------
           Electronics/Electrical Equipment -- 8.7%
    60,000  Applied Materials, Inc.*                2,002,500
    35,000  Atmel Corp.*                              905,625
   200,000  General Electric Co.                   12,912,500
    68,000  Grainger (W.W.), Inc.                   5,945,750
   117,500  Intel Corp.                             9,047,500
   120,000  Molex Inc., Class A                     4,207,500
   115,000  Molex, Inc.                             4,312,500
   135,000  Motorola, Inc.                          8,336,250
                                                 ------------
                                                   47,670,125
                                                 ------------
           Entertainment/Leisure -- 1.8%
   200,000  Carnival Corp., Class A                 9,700,000
                                                 ------------
           Financial Services -- 2.7%
    47,500  American Express Co.                    3,705,000
   150,000  The Charles Schwab Corp.                5,118,750
    80,000  Federal Home Loan Mortgage Corp.        3,030,000
    40,000  Lehman Brothers Holding, Inc.           1,882,500
    17,500  Morgan Stanley, Dean Witter,
             Discover and Co.                         857,500
                                                 ------------
                                                   14,593,750
                                                 ------------

            See notes to financial statements.

Vista Select Large Cap Growth Fund
Portfolio of Investments October 31, 1997 (continued)

Shares      Issuer                          Value
----------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------
           Food/Beverage Products -- 3.7%
    10,000  Coca-Cola Co.                    $    565,000
    25,000  CPC International, Inc.             2,475,000
   250,000  PepsiCo., Inc.                      9,203,125
    25,000  Ralston Purina Group                2,243,750
    32,500  Safeway, Inc.*                      1,889,062
   100,000  Sysco Corp.                         4,000,000
                                             ------------
                                               20,375,937
                                             ------------
           Health Care/Health Care Services -- 0.3%
    75,000  HEALTHSOUTH Corp.*                  1,917,187
                                             ------------
           Insurance -- 6.4%
     7,500  Allstate Corp.                        622,031
   125,000  American International Group       12,757,813
    50,000  General Re Corp.                    9,859,375
   120,000  MGIC Investment Corp.               7,237,500
    75,000  SunAmerica, Inc.                    2,695,312
    25,000  Travelers, Inc.                     1,750,000
                                             ------------
                                               34,922,031
                                             ------------
           Machinery & Engineering Equipment -- 1.2%
   150,000  Dresser Industries, Inc.            6,318,750
                                             ------------
           Manufacturing -- 2.9%
   317,500  Illinois Tool Works, Inc.          15,617,031
                                             ------------
           Multi-media -- 3.4%
   200,000  Gannett Co., Inc.                  10,512,500
   100,000  The Walt Disney Co.                 8,225,000
                                             ------------
                                               18,737,500
                                             ------------
           Oil & Gas -- 5.7%
    40,000  Amoco Corp.                         3,667,500
    25,000  British Petroleum PLC, ADR
             (United Kingdom)                   2,193,750
    45,000  Enron Corp.                         1,710,000
    80,000  Exxon Corp.                         4,915,000
    50,000  Halliburton Company                 2,981,250
   120,000  Mobil Corp.                         8,737,500
    47,500  Tidewater, Inc.                     3,120,156
    75,000  Williams Companies, Inc.            3,820,313
                                             ------------
                                               31,145,469
                                             ------------

             See notes to financial statements.

Vista Select Large Cap Growth Fund
Portfolio of Investments October 31, 1997 (continued)

Shares              Issuer                     Value
-----------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------
         Pharmaceuticals -- 11.6%
 175,000  Abbot Laboratories                  $ 10,729,688
  42,500  Bristol-Myers Squibb Co.               3,729,375
 150,000  Johnson & Johnson                      8,606,250
  50,000  Merck & Company, Inc.                  4,462,500
 250,000  Pfizer, Inc.                          17,687,500
 130,000  Warner-Lambert Co.                    18,614,375
                                              ------------
                                                63,829,688
                                              ------------
         Printing & Publishing -- 1.5%
 150,000  Tribune Co.                            8,268,750
                                              ------------
         Retailing -- 5.0%
  60,000  Dayton-Hudson Corp.                    3,768,750
 150,000  Home Depot, Inc.                       8,343,750
 100,000  May Department Stores                  5,387,500
 350,000  Walgreen Co.                           9,843,750
                                              ------------
                                                27,343,750
                                              ------------
         Shipping/Transportation -- 0.9%
  50,000  Burlington Northern Santa Fe           4,750,000
                                              ------------
         Telecommunications -- 1.8%
 250,000  Airtouch Communications, Inc.          9,656,250
                                              ------------
         Total Common Stock                    544,428,069
                                              ------------
         (Cost $322,600,002)

 Principal
  Amount
  (USD)
------------------------------------------------------------
Short-Term Investments -- 0.5%
------------------------------------------------------------
            Time Deposit -- 0.5%
            --------------------
 $2,892,000  Deutsche Bank AG (United States),
               5.66%, 11/03/97                    2,892,000
            (Cost $2,892,000)
------------------------------------------------------------
            Total Investments -- 99.9%         $547,320,069
            (Cost $325,492,002)
------------------------------------------------------------

              See notes to financial statements.

                                   Unaudited
                                About Your Fund

                   VISTA SELECT NEW GROWTH OPPORTUNITIES FUND

-------------------------------------------------------------------------------
                                   FUND FACTS
-------------------------------------------------------------------------------

  Objective:                 Capital Growth

  Primary investments:       Small- to mid-cap common stocks

  Suggested investment
  time frame:                Long-term

  Market benchmark:          Russell 2000 Index

  Lipper funds category:     Mid Cap Growth Funds Average

  Inception date:            1/1/97

  Newspaper symbol:          NewGrOp

  As of October 31, 1997
  Net assets:                $116.4 million
-------------------------------------------------------------------------------

PERFORMANCE

Vista Select New Growth Opportunities Fund, which seeks to provide capital growth through a portfolio that consists primarily of the common stocks of small- and mid-sized companies, had a total return of 14.13% for the year ended October 31, 1997.

STRATEGY
The Fund had a difficult time in the first half of the year as the faster-growing, small- and mid-cap stocks in which it invests were hit particularly hard in February and March. However, coming to the conclusion that the market had overreacted in punishing smaller growth companies uniformly, without regard to individual prospects, the management team took the opportunity to buy what it believed were high-quality companies at newly-attractive prices, particularly in the technology and health-care sectors.

Management's "buy on weakness" strategy proved correct, as many of its technology holdings rallied beginning in May and throughout the summer. While the health care sector as a whole lagged during the rally, the Fund's stock selections in the sector outperformed. During the year, the management team succeeded in revamping the portfolio by mixing mid- cap stocks with more dynamic, faster-growing smaller company stocks. This strategy proved beneficial in the second half of the year as these stocks increasingly showed positive results.

                                   Unaudited
                                About Your Fund

                   VISTA SELECT NEW GROWTH OPPORTUNITIES FUND

OUTLOOK
The management team expects to emphasize those small- and mid-cap companies which it believes will maintain earnings in a slower-growth environment as well as those that may benefit from the expected lower interest rates. They expect to limit investments in technology until the earnings picture of companies in the sector clears.

                   VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 10/31/97

[PIE CHART]

Cash                                             0.53%
Investments                                     99.47%


                   VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
             COMPOSITION OF MARKET VALUE INVESTMENTS AS OF 10/31/97

[PIE CHART]

Advertising                                      2.62%
Banking                                          7.02%
Business Services                                7.07%
Computer Software                               12.77%
Consumer Products                                5.66%
Electronics/Electrical Equipment                11.89%
Environmental Services                           4.60%
Health Care/Health Care Services                13.52%
Insurance                                        3.89%
Multi-Media                                      2.01%
Oil & Gas                                        4.19%
Pharmaceuticals                                  2.63%
Retailing                                        4.10%
Telecommunications                               3.70%
Other                                           14.33%

                                   Unaudited
                                About Your Fund

                   VISTA SELECT NEW GROWTH OPPORTUNITIES FUND

-------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 10/31/97
-------------------------------------------------------------------------------
  Deutsche Bank AG (US)                                           6.45%
  Noble Drilling Corp.                                            2.47%
  Newpark Resources Inc.                                          2.13%
  ESC Medical Systems Ltd., ADR                                   1.93%
  Omnicare Inc.                                                   1.90%
  Linear Technology Corp.                                         1.88%
  Waters Corp.                                                    1.88%
  Dura Pharmaceuticals Inc.                                       1.86%
  Jones Apparel Group Inc.                                        1.74%
  Concentra Managed Care Inc.                                     1.54%
-------------------------------------------------------------------------------

Top 10 holdings comprised 23.78% of Fund's market value of investments. Fund holdings are subject to change at any time.

-------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/97+
-------------------------------------------------------------------------------
  One Year                                                        14.13%
  Five Years                                                      14.54%
  Since Inception (4/30/89)                                       12.94%
-------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Vista Select New Growth Opportunities Fund includes performance of a predecessor account for the period dating back to 4/30/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited
                                About Your Fund

                   VISTA SELECT NEW GROWTH OPPORTUNITIES FUND

-------------------------------------------------------------------------------
                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                   VISTA SELECT NEW GROWTH OPPORTUNITIES FUND+
                             AND ITS KEY BENCHMARKS
-------------------------------------------------------------------------------
[PLOT POINTS]

       Select New Growth          Russell               Lipper Mid Cap
       Opportunities Fund        2000 Index            Growth Funds Avg.
4/89       10000                   10000                   10000
10/89      10145                   10235                   10926
            8533                    7442                    9460
10/91      13359                   11804                   14796
           14283                   12926                   16024
10/93      18780                   17111                   19936
           18975                   17052                   20458
10/95      22129                   20182                   25179
           24678                   23537                   29869
10/31/97   28165                   30443                   36874
-------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Shares of Vista Select New Growth Opportunities Fund, the Russell 2000 Index and the Lipper Mid Cap Growth Funds Average from 5/31/89 to 10/31/97. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Russell 2000 index tracks the shares of 2,000 small-capitalization companies. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest in the index.

The Lipper Mid-Cap Growth Funds Average represents the average performance of a universe of 275 actively managed mid-cap growth mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Vista Select New Growth Opportunities Fund includes performance of a predecessor account for the period dating back to 4/30/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Vista Select New Growth Opportunities Fund
Portfolio of Investments October 31, 1997

Shares      Issuer                                Value
----------------------------------------------------------------
Long-Term Investments -- 94.2%
----------------------------------------------------------------
           Common Stock -- 94.2%
           ---------------------
           Advertising -- 2.6%
   51,750   Outdoor Systems, Inc.*                 $  1,591,313
   35,000   Universal Outdoor Holdings, Inc.*         1,478,750
                                                   ------------
                                                      3,070,063
                                                   ------------
           Agricultural Production/Services -- 1.1%
   45,000   AGCO Corp.                                1,305,000
                                                   ------------
           Apparel -- 0.9%
   25,000   Tommy Hilfiger Corp.*                       989,063
                                                   ------------
           Banking -- 0.6%
   17,000   Peoples Heritage Financial Group,
             Inc.                                       669,375
                                                   ------------
           Biotechnology -- 0.6%
   40,000   Pharmaceutical Product
             Development, Inc.*                         710,000
                                                   ------------
           Broadcasting -- 1.1%
   20,000   Heftel Broadcasting Corp.Class A*         1,330,000
                                                   ------------
           Business Services -- 7.1%
   20,000   Abacus Direct Corp.*                        735,000
   15,000   Administaff, Inc.*                          324,375
   50,000   Corrections Corporation of America*       1,525,000
   32,500   Maximus, Inc.*                              910,000
   30,000   Paychex, Inc.                             1,143,750
   15,000   Pierce Leahy Corp.*                         420,000
   60,000   PMT Services, Inc.*                         967,500
   30,000   Robert Half International, Inc.*          1,228,125
   35,000   Snyder Communications, Inc.*              1,032,500
                                                   ------------
                                                      8,286,250
                                                   ------------
           Computer Software -- 12.9%
   50,000   American Management Systems, Inc.*        1,081,250
   10,200   Aspen Technologies, Inc.*                   383,775
   35,000   AXENT Technologies, Inc.*                   818,125
   10,000   CBT Group PLC, ADR
             (United Kingdom)*                          767,500
   35,000   J. D. Edwards & Co.*                      1,190,000
   35,000   E*TRADE Group, Inc.*                      1,080,625
   45,000   Gartner Group, Inc., Class A*             1,271,250
   20,000   Hyperion Software Corp.*                    762,500

                See notes to financial statements.
                                                                              47

Vista Select New Growth Opportunities Fund
Portfolio of Investments October 31, 1997 (continued)

Shares      Issuer                                  Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
    13,000  McAfee Associates, Inc.*                 $    646,750
    55,000  Memco Software Ltd., ADR (Israel)*          1,388,750
    50,000  New Era of Networks, Inc.*                    625,000
    20,000  Remedy Corp.*                                 940,000
    44,815  Sterling Commerce, Inc.*                    1,487,298
    25,000  Sterling Software, Inc.*                      853,125
   100,000  TSI International Software Ltd.*            1,087,500
    15,000  Wind River Systems*                           575,625
                                                     ------------
                                                       14,959,073
                                                     ------------
           Computers/Computer Hardware -- 1.0%
    20,000  Saville Systems Ireland PLC, ADR
             (Ireland)*                                 1,195,000
                                                     ------------
           Consumer Products -- 5.7%
    30,000  Danaher Corp.*                              1,644,375
    50,000  Equity Corp.*                               1,018,750
    60,000  Furniture Brands International, Inc.*       1,005,000
    40,000  Jones Apparel Group, Inc.*                  2,035,000
    33,750  Pacific Sunwear of California*                932,344
                                                     ------------
                                                        6,635,469
                                                     ------------
           Educational Services -- 1.1%
    30,000  Apollo Group, Inc., Class A*                1,267,500
                                                     ------------
           Electronics/Electrical Equipment -- 12.0%
    15,000  Adaptec, Inc.*                                726,562
    20,000  Atmel Corp.*                                  517,500
    20,000  Credence Systems Corp.*                       590,000
    10,300  Lernout & Hauspie Speech Products
             N.V. (Belgium)*                              499,550
    35,000  Linear Technology Corp.                     2,200,625
    15,000  Microchip Technology, Inc.*                   598,125
    50,000  MRV Communications Inc.*                    1,462,500
   130,000  Pericom Semiconductor Corp.*                1,186,250
    10,000  Rambus Inc.*                                  497,500
    20,000  Teradyne Inc.*                                748,750
    25,000  Uniphase Corp.*                             1,678,125
    50,000  Waters Corp.*                               2,200,000
    30,000  Xilinx, Inc.*                               1,023,750
                                                     ------------
                                                       13,929,237
                                                     ------------

              See notes to financial statements.
48

Vista Select New Growth Opportunities Fund
Portfolio of Investments October 31, 1997 (continued)

Shares      Issuer                                 Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
           Entertainment/Leisure -- 1.4%
   15,000   Anchor Gaming*                          $  1,177,500
   17,500   Family Golf Centers, Inc.*                   468,125
                                                    ------------
                                                       1,645,625
                                                    ------------
           Environmental Services -- 4.6%
   64,000   Allied Waste Industries, Inc.*             1,304,000
   60,000   Newpark Resources, Inc.                    2,490,000
   43,000   U.S.A. Waste Services, Inc.*               1,591,000
                                                    ------------
                                                       5,385,000
                                                    ------------
           Financial Services -- 1.4%
   20,000   Green Tree Financial Corp.                   842,500
   21,500   Healthcare Financial Partners, Inc.*         741,750
                                                    ------------
                                                       1,584,250
                                                    ------------
           Food/Beverage Products -- 1.5%
   29,875   Safeway, Inc.*                             1,736,484
                                                    ------------
           Health Care/Health Care Services -- 13.6%
   45,000   Alternative Living Services, Inc.*         1,102,500
   55,366   Concentra Managed Care, Inc.*              1,806,316
   30,000   Cytyc Corp.*                                 712,500
   57,500   ESC Medical Systems Ltd., ADR
             (Israel)*                                 2,256,875
   30,000   Henry Schein, Inc.*                          986,250
   70,000   Nitinol Medical Technologies*                980,000
   80,000   Omnicare, Inc.                             2,225,000
   16,000   Pediatrix Medical Group, Inc.*               676,000
   25,000   Perclose, Inc.*                              612,500
   37,500   PhyCor, Inc.*                                864,844
   30,000   Physician Sales & Service, Inc.*             735,000
   25,000   Sunrise Assisted Living, Inc.*               928,125
   25,000   Universal Health Services, Inc.,
             Class B*                                  1,101,562
   55,000   Ventana Medical Systems, Inc.*               852,500
                                                    ------------
                                                      15,839,972
                                                    ------------

                       See notes to financial statements.

Vista Select New Growth Opportunities Fund
Portfolio of Investments October 31, 1997 (continued)

Shares      Issuer                                Value
----------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------
           Insurance -- 3.9%
    20,000  American Bankers Insurance
             Group, Inc.*                          $    747,500
    50,000  Nationwide Financial Services, Inc.,
             Class A*                                 1,521,875
    68,000  Penn-America Group, Inc.*                 1,253,750
    35,000  Triad Guaranty, Inc.*                     1,032,500
                                                   ------------
                                                      4,555,625
                                                   ------------
           Machinery & Engineering Equipment -- 0.5%
    20,000  Rental Service Corp.*                       535,000
                                                   ------------
           Multi-Media -- 2.0%
    30,000  Chancelor Media Corp.*                    1,646,250
    50,500  Macrovision Corp.*                          707,000
                                                   ------------
                                                      2,353,250
                                                   ------------
           Oil & Gas -- 4.2%
    81,291  Noble Drilling Corp.*                     2,890,911
    26,400  Swift Energy Co.*                           684,750
    30,000  UTI Energy Corp.*                         1,338,750
                                                   ------------
                                                      4,914,411
                                                   ------------
           Pharmaceuticals -- 2.7%
    45,000  Dura Pharmaceuticals, Inc.*               2,176,875
    25,000  Parexel International Corp.*                903,125
                                                   ------------
                                                      3,080,000
                                                   ------------
           Printing & Publishing -- 0.7%
    17,500  Electronics for Imaging, Inc.*              818,125
                                                   ------------
           Restaurants/Food Services -- 1.1%
    45,000  Papa John's International, Inc.*          1,330,313
                                                   ------------
           Retailing -- 4.1%
    66,000  Borders Group, Inc.*                      1,711,875
   100,000  Hollywood Entertainment Corp.*            1,225,000
    15,000  Quality Food Centers, Inc.*                 714,375
    20,000  Starbucks Corp.*                            660,000
    20,000  U.S. Rentals, Inc.*                         487,500
                                                   ------------
                                                      4,798,750
                                                   ------------
           Shipping/Transportation -- 0.8%
    30,000  Hub Group, Inc., Class A*                   915,000
                                                   ------------

             See notes to financial statements.
50

Vista Select New Growth Opportunities Fund
Portfolio of Investments October 31, 1997 (continued)

Shares              Issuer                             Value
------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------
           Telecommunications -- 3.7%
    35,000  Aspect Telecommunications Corp.*    $    840,000
     6,600  CIENA Corp.*                             363,000
    45,000  NEXTLINK Communications, Inc.,
             Class A*                              1,018,125
    20,000  PairGain Technologies, Inc.*             565,000
    25,000  Qwest Communications
             International Inc.*                   1,543,750
                                                ------------
                                                   4,329,875
                                                ------------
            Wholesaling -- 1.3%
    46,500  US Office Products Co.*                1,453,125
------------------------------------------------------------
            Total Common Stock                   109,620,835
            (Cost $77,181,348)
------------------------------------------------------------
  Principal
   Amount
   (USD)
------------------------------------------------------------
Short-Term Investments -- 6.5%
------------------------------------------------------------
            Time Deposit -- 6.5%
            --------------------
 $7,554,000  Deutsche Bank AG (United States),
               5.66%, 11/03/97                     7,554,000
            (Cost $7,554,000)
------------------------------------------------------------
            Total Investments -- 100.7%         $117,174,835
            (Cost $84,735,348)
------------------------------------------------------------

              See notes to financial statements

                                   Unaudited
                                About Your Fund

                       VISTA SELECT SMALL CAP VALUE FUND

-------------------------------------------------------------------------------
                                   FUND FACTS
-------------------------------------------------------------------------------
  Objective:                  Capital Growth

  Primary investments:        Small cap common stocks

  Suggested investment
  time frame:                 Long-term

  Market benchmark:           Russell 2000 Index

  Lipper funds category:      Small Company Growth Funds Average

  Inception date:             1/1/97

  Newspaper symbol:           SmCpVal

  As of October 31, 1997
  Net assets:                 $487.6 million
-------------------------------------------------------------------------------

PERFORMANCE
Vista Select Small Cap Value Fund, which seeks capital growth by investing in small cap common stocks, had a total return of 22.37% for the year ended October 31, 1997.

STRATEGY
For small cap stocks, the year can be broken into two distinct periods. The first, lasting through April of 1997, was one of underperformance and slim returns as investors favored larger-company stocks. The management team took advantage of falling stock prices to purchase what it believed were high-quality stocks at attractive prices, particularly within the technology and health care sectors.

The second period starting in May, was one of small cap leadership, proving the earlier buying to be beneficial as the Fund's technology holdings performed well. As many technology holdings reached their price targets, the investment team sold them and split the assets among several sectors. This stance left the Fund well positioned for the October correction, since technology stocks were the hardest hit among all major industry sectors.

                                   Unaudited
                                About Your Fund

                       VISTA SELECT SMALL CAP VALUE FUND

OUTLOOK
A key aspect of the small cap turnaround has been the improving earnings of small caps relative to their larger peers. This, combined with attractive valuations, leads the investment team to expect that small caps will remain the most attractive segment of the U.S. stock market over the next 12 to 18 months.

                       VISTA SELECT SMALL CAP VALUE FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 10/31/97

[PIE CHART]

Cash                                             1.11%
Investments                                     98.89%


                       VISTA SELECT SMALL CAP VALUE FUND
             COMPOSITION OF MARKET VALUE INVESTMENTS AS OF 10/31/97

[PIE CHART]

Banking                                         13.38%
Business Services                                8.55%
Chemicals                                        6.05%
Construction Materials                           4.08%
Consumer Products                                5.39%
Electronics/Electrical Equipment                 7.28%
Environmental Services                           2.64%
Food/Beverage Products                           5.14%
Insurance                                        6.82%
Manufacturing                                    5.41%
Metals/Mining                                    1.99%
Packaging                                        1.99%
Printing & Publishing                            4.81%
Retailing                                        3.48%
Other                                           22.99%

                                   Unaudited
                                About Your Fund

                       VISTA SELECT SMALL CAP VALUE FUND

-------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 10/31/97
-------------------------------------------------------------------------------
  Deutsche Bank AG (US)                                      10.88%
  Concord EFS Inc.                                            3.55%
  Carlisle Companies Inc.                                     3.07%
  Teleflex Inc.                                               2.91%
  HCC Insurance Holdings Inc.                                 2.84%
  Computer Products Inc.                                      2.82%
  Hanna M.A. Co.                                              2.53%
  NFO Research Inc.                                           2.52%
  Devon Group Inc.                                            2.37%
  Richfood Holdings Inc.                                      2.32%
-------------------------------------------------------------------------------

Top 10 holdings comprised 35.81% of Fund's market value of investments. Fund holdings are subject to change at any time.


-------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/97+
-------------------------------------------------------------------------------
  One Year                                                    22.37%
  Five Years                                                  17.53%
  Ten Years                                                   16.31%
-------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Vista Select Small Cap Value Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited
                                About Your Fund

                       VISTA SELECT SMALL CAP VALUE FUND

-------------------------------------------------------------------------------
                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                       VISTA SELECT SMALL CAP VALUE FUND+
                             AND ITS KEY BENCHMARKS
-------------------------------------------------------------------------------
[PLOT POINTS]

            Select Small Cap        Russell           Lipper Small Co.
              Value Fund           2000 Index        Growth Funds Avg.
10/87           10000                10000                10000
                12388                12722                12261
10/89           14128                14708                15203
                11237                10694                12210
10/91           15918                16964                19664
                20224                18576                21302
10/93           27321                24592                27704
                28586                24506                28137
10/95           32537                29005                34568
                37082                33827                41993
10/31/97        45378                43752                53175
--------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Shares of Vista Select Small Cap Value Fund, the Russell 2000 Index and the Lipper Small Company Growth Funds Average for the ten years ended 10/31/97. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Russell 2000 Index tracks the shares of 2,000 small capitalization companies. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper Small Company Growth Funds Average represents the average performance of a universe of 543 actively managed small company stock mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Vista Select Small Cap Value Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Small capitalization funds typically carry more risk than stock funds investing in well-established "blue-chip" companies since smaller companies generally have a higher risk of failure. Historically, smaller companies' stock has experienced a greater degree of market volatility than the average stock.

Vista Select Small Cap Value Fund
Portfolio of Investments October 31, 1997

Shares       Issuer                         Value
----------------------------------------------------------
Long-Term Investments --  88.8%
----------------------------------------------------------
            Common Stock -- 88.8%
            ---------------------
            Agricultural Production/Services -- 0.8%
    268,400  Sylvan, Inc.*                   $  4,026,000
                                             ------------
            Apparel -- 1.9%
    258,100  Unitog Co.                         6,387,975
    357,000  Worldtex, Inc.*                    2,989,875
                                             ------------
                                                9,377,850
                                             ------------
            Appliances & Household Durables -- 0.9%
    181,750  Watsco, Inc.                       4,271,125
                                             ------------
            Automotive -- 1.7%
    142,187  Donnelly Corp. Class A             2,559,366
    129,200  Edelbrock Corp.*                   2,519,400
    290,000  TBC Corp.*                         2,972,500
                                             ------------
                                                8,051,266
                                             ------------
            Banking -- 2.5%
    100,125  First Virginia Banks, Inc.         4,649,555
    136,935  Summit Bancorp.                    5,845,413
     54,000  Trustmark Corp.                    1,667,250
                                             ------------
                                               12,162,218
                                             ------------
            Biotechnology -- 0.3%
     93,242  Pharmaceutical Product
              Development, Inc.*                1,655,045
                                             ------------
            Broadcasting -- 0.3%
    171,939  Century Communications Corp.,
              Class A*                          1,321,781
                                             ------------
            Business Services -- 8.5%
    581,187  Concord EFS, Inc.*                17,253,989
    143,437  CUC International, Inc.*           4,231,392
    250,000  Information Resources, Inc.*       4,125,000
    150,000  McGrath Rentcorp                   3,656,250
    680,400  NFO Research Inc.*                12,247,200
                                             ------------
                                               41,513,831
                                             ------------

             See notes to financial statements.
56

Vista Select Small Cap Value Fund
Portfolio of Investments October 31, 1997 (continued)

Shares       Issuer                                Value
----------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------
            Chemicals -- 6.0%
    680,000  Airgas, Inc.*                          $ 10,582,500
    477,650  Hanna (M.A.) Co.                         12,299,488
    135,600  Minerals Technologies, Inc.               5,610,450
     33,800  The Scotts Co., Class A*                    904,150
                                                    ------------
                                                      29,396,588
                                                    ------------
            Computers/Computer Hardware -- 2.8%
    502,200  Computer Products, Inc.*                 13,684,950
                                                    ------------
            Construction Materials -- 4.1%
    344,400  Carlisle Companies, Inc.                 14,895,300
    267,400  LSI Industries, Inc.                      4,913,475
                                                    ------------
                                                      19,808,775
                                                    ------------
            Consumer Products -- 5.4%
      5,000  Chromcraft Revington, Inc.*                 156,875
    203,195  Department 56 Inc.*                       6,133,949
    227,825  Heilig-Meyers Co.                         3,047,159
    340,900  Interface, Inc. Class A                   9,843,487
    150,000  Oil-Dri Corp. of America                  2,568,750
     43,600  Oneida Ltd.                               1,487,850
    105,000  Stanhome, Inc.                            2,933,437
                                                    ------------
                                                      26,171,507
                                                    ------------
            Distribution -- 1.4%
    237,300  Applied Industrial Technology, Inc.       6,896,531
                                                    ------------
            Diversified -- 1.6%
     40,812  Corning Inc.                              1,841,642
     60,000  Lawson Products, Inc.                     1,661,250
    120,000  Tyco International Ltd.                   4,530,000
                                                    ------------
                                                       8,032,892
                                                    ------------
            Electronics/Electrical Equipment -- 7.2%
    125,000  Adaptec, Inc.*                            6,054,688
     74,800  Comptek Research, Inc.*                     532,950
     11,000  Harmon Industries, Inc.                     298,375
    275,000  Medar, Inc.                               1,615,625
    378,900  Teleflex, Inc.                           14,114,025
    281,416  Vishay Intertechnology, Inc.*             6,736,395
    309,100  X-Rite, Inc.                              5,988,812
                                                    ------------
                                                      35,340,870
                                                    ------------

              See notes to financial statements.

Vista Select Small Cap Value Fund
Portfolio of Investments October 31, 1997 (continued)

Shares      Issuer                                Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
           Entertainment/Leisure -- 0.2%
    53,500  Johnson Worldwide Associates, Inc.,
             Class A*                              $    829,250
                                                   ------------
           Environmental Services -- 2.6%
   481,300  Lydall, Inc.*                             9,866,650
   176,625  Met-Pro Corp.                             2,958,469
                                                   ------------
                                                     12,825,119
                                                   ------------
           Food/Beverage Products -- 5.1%
    60,000  Dreyer's Grand Ice Cream, Inc.            2,482,500
   195,000  J & J Snack Foods Corp.*                  3,315,000
   467,100  Richfood Holdings, Inc.                  11,268,788
   298,000  Sbarro, Inc.                              7,878,375
                                                   ------------
                                                     24,944,663
                                                   ------------
           Health Care/Health Care Services -- 1.6%
    65,000  Beckman Instruments, Inc.                 2,559,375
    20,203  Covance, Inc.*                              357,341
    97,318  Morrison Health Care, Inc.                1,611,829
    10,101  Quest Diagnostics Inc.*                     168,560
   102,000  ResMed, Inc.*                             2,856,000
                                                   ------------
                                                      7,553,105
                                                   ------------
           Insurance -- 6.8%
    67,800  Arthur J. Gallagher & Co.                 2,373,000
   590,050  HCC Insurance Holdings, Inc.             13,792,419
   166,100  Poe & Brown, Inc.                         6,851,625
   290,100  Trenwick Group, Inc.                     10,117,237
                                                   ------------
                                                     33,134,281
                                                   ------------
           Manufacturing -- 5.4%
   194,500  Albany International Corp., Class A       4,740,938
   446,380  Essef Corp.*                              7,644,258
   194,600  Flowserve Corp.                           5,789,350
   250,000  Stimsonite Corp.*                         1,468,750
    50,000  United Industrial Corp.                     521,875
   227,900  Zero Corp.                                6,124,812
                                                   ------------
                                                     26,289,983
                                                   ------------

            See notes to financial statements.
58

Vista Select Small Cap Value Fund
Portfolio of Investments October 31, 1997 (continued)

Shares       Issuer                             Value
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
            Metals/Mining -- 2.0%
    195,600  Amcast Industrial Corp.             $  4,963,350
    105,000  Trinity Industries, Inc.               4,698,750
                                                 ------------
                                                    9,662,100
                                                 ------------
            Office/Business Equipment -- 1.2%
    165,600  CSS Industries, Inc.*                  5,858,100
                                                 ------------
            Packaging -- 2.0%
    391,000  Shorewood Packaging Corp.*             9,677,250
                                                 ------------
            Paper/Forest Products -- 1.2%
    286,368  Wausau Paper Mills Co.                 5,781,054
                                                 ------------
            Printing & Publishing -- 4.8%
    304,600  Banta Corp.                            7,957,675
     84,000  Bowne & Co., Inc.                      2,929,500
    292,800  Devon Group, Inc.*                    11,492,400
    100,000  Golden Books Family
              Entertainment, Inc.*                  1,000,000
                                                 ------------
                                                   23,379,575
                                                 ------------
            Restaurants/Food Services -- 0.9%
     72,989  Morrison Restaurants Inc.                228,091
    145,978  Ruby Tuesday, Inc.*                    3,968,777
                                                 ------------
                                                    4,196,868
                                                 ------------
            Retailing -- 3.5%
    564,600  Cash America International, Inc.       6,669,338
    300,000  Cato Corp., Class A                    2,568,750
     97,800  Tractor Supply Co.*                    1,931,550
    240,000  Viking Office Products, Inc.*          5,745,000
                                                 ------------
                                                   16,914,638
                                                 ------------
            Rubber & Plastics -- 1.1%
    310,296  Myers Industries, Inc.                 5,449,573
                                                 ------------
            Shipbuilding -- 0.4%
     36,540  Halter Marine Group, Inc.*             1,911,499
                                                 ------------
            Shipping/Transportation -- 1.4%
    210,200  M.S. Carriers, Inc.*                   5,327,256
     55,000  Swift Transportation Co., Inc.*        1,760,000
                                                 ------------
                                                    7,087,256
                                                 ------------

             See notes to financial statements.

Vista Select Small Cap Value Fund
Portfolio of Investments October 31, 1997 (continued)

Shares              Issuer                             Value
--------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------
                    Telecommunications -- 2.0%
       286,696       WorldCom, Inc.*                    $  9,640,153
                                                        ------------
                    Textile Mill Products -- 1.2%
       240,000       Unifirst Corp.                        6,030,000
--------------------------------------------------------------------
                    Total Common Stock                   432,875,696
                    (Cost $226,937,402)
--------------------------------------------------------------------
  Principal
   Amount
    (USD)
--------------------------------------------------------------------
Short-Term Investments -- 10.8%
--------------------------------------------------------------------
                    Time Deposit -- 10.8%
                    ---------------------
   $52,823,000       Deutsche Bank AG (United States),
                      5.66%, 11/03/97                     52,823,000
                    (Cost $52,823,000)
--------------------------------------------------------------------
                    Total Investments -- 99.6%          $485,698,696
                    (Cost $279,760,402)
--------------------------------------------------------------------

                 See notes to financial statements.

                                   Unaudited
                                About Your Fund

                     VISTA SELECT INTERNATIONAL EQUITY FUND

-------------------------------------------------------------------------------
                                   FUND FACTS
-------------------------------------------------------------------------------
  Objective:                 Capital growth and income

  Primary investments:       Common stocks, preferred stocks, convertibles and
                             warrants of established companies outside the U.S.

  Suggested investment
  time frame:                Long-term

  Market benchmark:          MSCI EAFE Index

  Lipper funds category:     International Equity Funds Average

  Inception date:            1/1/97

  Newspaper symbol:          Intl Eq

  As of October 31, 1997
  Net assets:                $254.4 million
-------------------------------------------------------------------------------

PERFORMANCE
Vista Select International Equity Fund, which seeks long-term growth of capital by investing in the common stocks of established overseas companies, provided shareholders with a total return of 8.91% for the year ended October 31, 1997.

STRATEGY
Throughout the reporting year, the Fund benefited from a sharply underweight position in the poorly-performing Japanese market and an overweight position in European equities, particularly those of restructuring companies. Within the emerging markets, the Fund's holdings in Latin American companies generally proved helpful to performance as Brazil and Mexico, in particular, advanced. Despite these good asset allocation decisions, overall performance was significantly held back by the Fund's Southeast Asian positions.

The Fund was not immune to the sharp downturn in world equity markets at the end of October, which reduced the annual return substantially. For American investors, these losses were further compounded by the fact that most global currencies fell relative to the dollar, although the management team's currency stance did provide a small measure of relief.

                                   Unaudited
                                About Your Fund

                     VISTA SELECT INTERNATIONAL EQUITY FUND

OUTLOOK
Moving forward, the management team believes that European markets continue to provide the best relative values in the world and, therefore, expects to continue overweighting European equities. Although markets elsewhere remain highly volatile, the management team will continue to use Vista's international stock management system to analyze the relative values of markets and seek to protect shareholders from the negative effects of currency fluctuations.


                     VISTA SELECT INTERNATIONAL EQUITY FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 10/31/97

[PIE CHART]

Cash                                          17.80%
Investments                                   82.20%


                     VISTA SELECT INTERNATIONAL EQUITY FUND
             COMPOSITION OF MARKET VALUE INVESTMENTS AS OF 10/31/97

[PIE CHART]

Austria                                       3.09%
Brazil                                        5.00%
Finland                                       2.20%
France                                        7.30%
Germany                                       7.39%
Hong Kong                                     3.44%
Italy                                         5.09%
Japan                                        17.46%
Mexico                                        2.43%
Netherlands                                   4.90%
Switzerland                                   5.74%
United Kingdom                               25.84%
Other                                        10.12%

                                   Unaudited
                                About Your Fund

                     VISTA SELECT INTERNATIONAL EQUITY FUND

-------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 10/31/97
-------------------------------------------------------------------------------
  Roche Holdings AG                                               3.93%
  Telecomunicacoes Brasileiras SA, ADR                            3.75%
  Baan Company NV                                                 2.57%
  Legal & General Group PLC                                       2.52%
  Nokia AB                                                        2.20%
  General Accident PLC                                            1.92%
  Shell Transport & Trading PLC                                   1.80%
  Dresdner Bank AG                                                1.76%
  Mannesmann AG                                                   1.76%
  Royal & Sun Alliance Insurance Group PLC                        1.73%
--------------------------------------------------------------------------------

Top 10 holdings comprised 23.94% of Fund's market value of investments. Fund holdings are subject to change at any time.

-------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/97+
-------------------------------------------------------------------------------
  One Year                                                        8.91%
  Since Inception (5/31/93)                                       5.92%
-------------------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Vista Select International Equity Fund includes performance of a predecessor account for the period dating back to 5/31/93 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                   Unaudited
                                About Your Fund

                     VISTA SELECT INTERNATIONAL EQUITY FUND

-------------------------------------------------------------------------------
                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                     VISTA SELECT INTERNATIONAL EQUITY FUND+
                             AND ITS KEY BENCHMARKS
-------------------------------------------------------------------------------
[PLOT POINTS]

            Select                     MSCI EAFE           Lipper International
            International              Index               Equity Funds Avg.
            Equity Fund

5/93        10000                       10000              10000
10/93       10648                       10831              11123
            10475                       11955              12313
10/95       10633                       11947              12177
            11835                       13235              13552
10/31/97    12889                       13885              14919

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Shares of Vista Select International Equity Fund, the MSCI EAFE Index and the Lipper International Funds Average from 5/31/93 to 10/31/97. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The MSCI EAFE (Europe, Australia, Far East) Index is representative of the performance of the world's equity markets, excluding the U.S. and Canada. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper International Equity Funds Average represents the average performance of a universe of 476 actively managed international stock mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Vista Select International Equity Fund includes performance of a predecessor account for the period dating back to 5/31/93 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. or other nations.

Vista Select International Equity Fund
Portfolio of Investments October 31, 1997

Shares      Issuer                                Value (USD)
---------------------------------------------------------------
Long-Term Investments -- 83.0%
---------------------------------------------------------------
           Common Stock -- 82.1%
           ---------------------
           Australia -- 1.2%
           Banking -- 0.4%
    79,000  Commonwealth Bank of Australia        $    910,452
           Diversified -- 0.3%
   595,000  Futuris Corp. Ltd.                         696,205
           Entertainment/Leisure -- 0.2%
    93,000  TABCORP Holdings Ltd.                      427,408
           Food/Beverage Products -- 0.1%
   146,000  Foster's Brewing Group, Ltd.               277,862
           Multi-Media -- 0.1%
    55,000  Publishing & Broadcasting Ltd.             319,837
           Oil & Gas -- 0.1%
   420,000 Energy Equity Corp. Ltd.*                   304,929
                                                  ------------
           Total Australia                           2,936,693
                                                  ------------
           Austria -- 2.6%
           Oil & Gas -- 1.8%
    20,629  OMV AG                                   2,937,522
    12,840  Schoeller-Bleckmann Oilfield
             Equipment AG*                           1,521,006
           Steel -- 0.8%
    28,690  Boehler -- Uddeholm AG,                  2,060,458
                                                  ------------
           Total Austria                             6,518,986
                                                  ------------
           Brazil -- 4.1%
           Telecommunications -- 3.1%
    78,000  Telecomunicacoes Brasileiras SA,
             ADR                                     7,917,000
           Utilities -- 1.0%
   121,000  Centrais Electricas Brasileiras SA-
             Electrobras, ADR                        2,634,122
                                                  ------------
           Total Brazil                             10,551,122
                                                  ------------
           Finland -- 1.8%
           Electronics/Electrical Equipment -- 1.8%
    53,800  Nokia AB, A Shares                       4,655,191
                                                  ------------

             See notes to financial statements.

Vista Select International Equity Fund
Portfolio of Investments October 31, 1997 (continued)

Shares     Issuer                                 Value (USD)
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
          France -- 6.0%
          Automotive -- 0.5%
    7,000  Equipments et Composants pour
            l'Industries Automobile               $  1,161,389
          Banking -- 1.5%
   35,600  Banque Nationale de Paris                 1,577,127
   38,000  Credit Commercial de France               2,157,457
          Computer Software -- 1.2%
   40,000  Cap Gemini Sogeti SA                      3,182,745
          Consumer Products -- 0.7%
   85,023  Moulinex*                                 1,920,243
          Entertainment/Leisure -- 0.2%
   26,700  Parc Asterix, SA*                           528,801
          Financial Services -- 0.4%
    9,000  Cetelem Group                             1,000,689
          Oil & Gas -- 0.6%
   11,500  Societe National Elf Aquitaine SA         1,426,502
          Telecommunications -- 0.9%
   19,445  Alcatel Alsthom (Cie General El)          2,351,222
                                                  ------------
          Total France                              15,306,175
                                                  ------------
          Germany -- 6.1%
          Banking -- 1.5%
   89,600  Dresdner Bank AG                          3,711,747
          Capital Goods -- 1.4%
    8,764  Mannesmann AG                             3,706,931
          Consumer Products -- 0.7%
   11,500  Adidas AG                                 1,667,052
          Health Care/Health Care Services -- 1.3%
   20,000  Fresenius Medical Care AG Preference
            Shares*                                  1,138,772
   31,813  Fresenius Medical Care AG*                2,245,751
          Machinery & Engineering Equipment -- 1.2%
    2,360  GEA AG, Ordinary Shares                     767,858
    7,195  GEA AG, Preference Shares                 2,307,548
                                                  ------------
          Total Germany                             15,545,659
                                                  ------------
          Greece -- 0.6%
          Construction -- 0.6%
   30,700  Titan Cement Company, SA                  1,502,185
                                                  ------------

            See notes to financial statements.
66

Vista Select International Equity Fund
Portfolio of Investments October 31, 1997 (continued)

Shares       Issuer                               Value (USD)
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
            Hong Kong -- 2.9%
            Banking -- 0.3%
    155,000  Guoco Group Ltd.                     $    338,896
     23,835  HSBC Holdings PLC                         539,637
            Business Services -- 0.2%
    556,000  Cosco Pacific Ltd.                        647,390
            Diversified -- 0.8%
    139,000  Citic Pacific Ltd.                        665,373
    410,000  Guangdong Investments, Ltd.               261,239
    138,000  Hutchison Whampoa                         955,172
            Food/Beverage Products -- 0.0%
     92,500  Guangdong Brewery Holdings, Ltd.*          16,993
            Real Estate -- 1.5%
     95,000  Cheung Kong Holdings, Ltd.                660,618
    351,000  China Resources Beijing Land              143,043
    116,000  China Resources Enterprises, Ltd.         318,158
    774,400  HKR International, Ltd.                   510,957
    235,000  Hysan Development Co., Ltd.               491,008
    161,000  New World Development
              Company, Ltd.                            566,557
     51,000  Sun Hung Kai Properties, Ltd.             376,092
    119,000  Wharf (Holdings) Ltd.                     243,250
    348,000  Wheelock & Co., Ltd.                      396,196
            Shipping/Transportation -- 0.1%
     52,000  Kowloon Motor Bus Company Ltd.            107,640
                                                  ------------
            Total Hong Kong                          7,238,219
                                                  ------------
            India -- 0.0%
            Metals/Mining -- 0.0%
        450  Hindalco Industries Ltd, GDR               13,005
            Utilities -- 0.0%
      6,000  BSES Ltd., GDR                             96,900
                                                  ------------
            Total India                                109,905
                                                  ------------
            Indonesia -- 0.1%
            Diversified -- 0.1%
    106,000  PT Bimantara Citra (Foreign)*              97,032
            Telecommunications -- 0.0%
    100,000  PT Telekomunikasi Indonesia
              (Foreign)*                                92,926
                                                  ------------
            Total Indonesia                            189,958
                                                  ------------

              See notes to financial statements.
                                                                              67

Vista Select International Equity Fund
Portfolio of Investments October 31, 1997 (continued)

Shares      Issuer                             Value (USD)
------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------
           Ireland -- 1.6%
           Construction Materials -- 0.5%
    96,500  CRH PLC                             $  1,163,492
           Food/Beverage Products -- 0.5%
   295,979  Greencore Group PLC                    1,404,606
           Real Estate -- 0.6%
   256,414  Green Property PLC                     1,504,932
                                                ------------
           Total Ireland                           4,073,030
                                                ------------
           Italy -- 4.2%
           Banking -- 0.7%
   660,000  Banco Ambrosiano Veneto SPA, RNC       1,866,580
           Consumer Products -- 0.8%
   175,500  CSP International Industria
             Calze SPA*                            1,936,559
           Insurance -- 1.0%
   117,000  Assicurazioni Generali, SPA            2,620,152
           Oil & Gas -- 1.7%
   368,738  Ente Nazionale Idrocarburi
             SPA (ENI)                             2,076,967
   400,000  Saipem SPA                             2,249,504
                                                ------------
           Total Italy                            10,749,762
                                                ------------
           Japan -- 14.5%
           Apparel -- 0.6%
    39,000  World Co., Ltd.                        1,443,003
           Automotive -- 0.1%
    25,000  Keihin Corp.                             340,900
           Banking -- 0.3%
    50,000  Bank of Tokyo-Mitsubishi                 652,698
           Computers/Computer Hardware -- 0.5%
   116,000  Fujitsu Ltd.                           1,273,135
           Consumer Products -- 1.4%
   135,000  Citizen Watch Co.                        862,060
   115,000  KAO Corp.                              1,606,385
    16,500  Sony Corp.                             1,370,541
           Electronics/Electrical Equipment -- 3.9%
    17,000  Futaba Corp.                             826,889
    14,600  Keyence Corp.                          2,185,083

             See notes to financial statements.

Vista Select International Equity Fund
Portfolio of Investments October 31, 1997 (continued)

Shares      Issuer                              Value (USD)
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
    73,000  Matsushita Electric Industrial
             Co., Ltd.                           $  1,226,074
    39,000  Murata Manufacturing Co., Ltd.          1,582,439
    14,000  Rohm Company                            1,385,216
    17,600  SMC Corp.                               1,521,909
   149,000  Tokin Corp.                             1,313,212
           Entertainment/Leisure -- 0.4%
    51,000  Shimano Inc.                            1,038,912
       260  Toho Co., Ltd.                             34,156
           Financial Services -- 1.5%
    38,600  Acom Co., Ltd.                          2,118,234
    28,160  Promise Co., Ltd.                       1,648,344
           Insurance -- 0.4%
    97,000  Tokio Marine & Fire Insurance Co.         967,822
           Machinery & Engineering Equipment -- 0.3%
   160,000 Tokyo Kikai Seisakusho                     744,990
           Manufacturing -- 1.0%
    38,000  Fuji Machine Manufacturing Co.          1,102,685
    46,000  Komori Corp.                              841,440
    16,700  Shima Seiki Manufacturing, Ltd.           680,386
           Pharmaceuticals -- 0.8%
    58,000  Sankyo Co. Ltd.                         1,914,525
           Photographic Equipment -- 0.7%
    52,000  Fuji Photo Film                         1,885,092
           Real Estate -- 0.8%
    70,000  Hankyu Realty                             454,560
    85,000  Mitsubishi Estate Co., Ltd.             1,074,249
    25,000  Mitsui Fudosan                            282,697
     5,000  Tachihi Enterprise Co. Ltd.               121,394
           Retailing -- 1.4%
    23,980  Fast Retailing Co., Ltd.                  448,616
    44,000  Ito-Yokado Co. Ltd.                     2,187,744
    19,500  Matsumotokiyoshi                          713,395
           Shipping/Transportation -- 0.4%
    80,000  Yamato Transport Co., Ltd.              1,017,710
                                                 ------------
           Total Japan                             36,866,495
                                                 ------------

           See notes to financial statements.
                                                                              69

Vista Select International Equity Fund
Portfolio of Investments October 31, 1997 (continued)

Shares      Issuer                               Value (USD)
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
           Malaysia -- 0.4%
           Agricultural Production/Services -- 0.2%
   288,000  Kumpulan Guthrie Bhd.                 $    238,998
    79,000  Malakoff Bhd.                              188,657
           Construction -- 0.1%
   230,000  Sunway Building Technology Bhd.            158,597
           Construction Materials -- 0.1%
   407,750  Sungei Way Holdings Bhd.                   267,777
                                                  ------------
           Total Malaysia                              854,029
                                                  ------------
           Mexico -- 2.0%
           Construction -- 0.4%
    56,200  Corporacion GEO, SA de CV,
             Ser. B, ADR*#                           1,201,275
           Diversified -- 1.2%
   404,041  ALFA, SA. de C.V., Class A               2,966,374
           Financial Services -- 0.4%
   450,000  Grupo Financiero Banamex Accival,
             SA de CV (Banacci), Ser. B*               962,446
                                                  ------------
           Total Mexico                              5,130,095
                                                  ------------
           Netherlands -- 4.1%
           Business Services -- 1.8%
   107,570  Brunel International NV*                 2,272,540
    66,120  Koninklijke Ahrend Groep NV              2,204,315
           Computer Software -- 2.1%
    76,519  Baan Company, NV*                        5,421,362
           Consumer Products -- 0.2%
    10,000  Hagemeyer NV                               440,557
                                                  ------------
           Total Netherlands                        10,338,774
                                                  ------------
           Philippines -- 0.1%
           Diversified -- 0.0%
 1,137,150  Metro Pacific Corp.                         75,864
           Telecommunications -- 0.1%
     5,670  Philippine Long Distance Telephone         140,247
           Utilities -- 0.0%
    13,500  Manila Electric Co., Class B                41,216
                                                  ------------
           Total Philippines                           257,327
                                                  ------------

            See notes to financial statements.
70

Vista Select International Equity Fund
Portfolio of Investments October 31, 1997 (continued)

Shares      Issuer                            Value (USD)
-----------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------
           Poland -- 0.4%
           Banking -- 0.4%
    76,000  Bank Inicjatyw Gospodarczych BIG
             SA, GDR*                          $  1,144,902
                                               ------------
           Portugal -- 0.7%
           Telecommunications -- 0.7%
    40,231  Portugal Telecom SA                   1,651,682
                                               ------------
           Singapore -- 0.0%
           Business Services -- 0.0%
     9,000  Venture Manufacturing Ltd.               30,896
                                               ------------
           Spain -- 1.6%
           Business Services -- 0.5%
   120,000  Prosegur, CIA de Seguridad SA,
             Registered                           1,345,625
           Construction -- 1.1%
    73,200  Fomento de Construcciones y
             Contratas SA                         2,694,139
                                               ------------
           Total Spain                            4,039,764
                                               ------------
           Sweden -- 0.1%
           Electronics/Electrical Equipment -- 0.1%
     9,900  Pricer AB, B Shares*                    230,164
                                               ------------
           Switzerland -- 4.8%
           Electronics/Electrical Equipment -- 0.5%
       750  SEZ Holding AG                        1,272,929
           Pharmaceuticals -- 4.3%
     1,341  Ares-Serono Group, Class B            2,544,891
       943  Roche Holding AG                      8,309,747
                                               ------------
           Total Switzerland                     12,127,567
                                               ------------
           United Kingdom -- 21.3%
           Aerospace -- 0.6%
    60,862  British Aerospace PLC                 1,614,581
           Business Services -- 0.6%
   132,670  Delphi Group PLC                      1,548,421
           Construction -- 1.6%
   185,692  Berkeley Group PLC                    2,013,116
   393,000  Jarvis PLC                            2,141,821

             See notes to financial statements.

Vista Select International Equity Fund
Portfolio of Investments October 31, 1997 (continued)

Shares       Issuer                                 Value (USD)
----------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------
            Diversified -- 1.9%
   760,940   Cookson Group PLC                      $  3,049,688
   124,926   Granada Group PLC                         1,717,805
            Financial Services -- 2.1%
   654,303   Legal & General Group PLC                 5,321,423
            Food/Beverage Products -- 1.2%
   190,280   Allied Domecq PLC                         1,539,564
   256,750   Devro PLC                                 1,590,860
            Hotels/Other Lodging -- 0.4%
   447,062   Jarvis Hotels PLC*                        1,094,530
            Insurance -- 3.0%
   238,770   General Accident PLC                      4,061,991
   379,922   Royal & Sun Alliance Insurance
              Group PLC                                3,660,089
            Multi-Media -- 0.7%
   207,211   Carlton Communications PLC                1,726,936
            Oil & Gas -- 2.3%
   255,507   British-Borneo Petro Syndica PLC          2,039,468
   537,156   Shell Transport & Trading PLC             3,807,950
            Pharmaceuticals -- 1.3%
   157,300   Glaxo Wellcome PLC                        3,371,062
            Real Estate Investment Trust -- 1.4%
   273,073   MEPC PLC                                  2,378,874
   725,187   TBI PLC                                   1,045,817
            Retailing -- 2.0%
   128,285   Boots Company, PLC                        1,876,932
   114,264   Great Universal Stores PLC                1,359,468
   287,019   Safeway PLC                               1,868,656
            Shipping/Transportation -- 1.4%
   151,118   British Airport Authority PLC             1,392,487
   136,812   Railtrack Group PLC                       2,186,373
            Telecommunications -- 0.8%
   383,184   Vodafone Group PLC                        2,105,995
                                                    ------------
            Total United Kingdom                      54,513,907
                                                    ------------

             See notes to financial statements.

Vista Select International Equity Fund
Portfolio of Investments October 31, 1997 (continued)

Shares      Issuer                      Value (USD)
-----------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------
           Venezuela -- 0.9%
           Telecommunications -- 0.9%
   50,000   Compania Anonima Nacional
             Telefonos de Venezuela
             (CANTV), ADR                         $  2,187,500
                                                  ------------
           Total Common Stock                      208,749,987
                                                  ------------
           (Cost $207,157,106)

           Rights -- 0.0%
           --------------
           United Kingdom -- 0.0%
           Construction -- 0.0%
   41,264   The Berkeley Group PLC                      56,740
                                                  ------------
           (Cost $0)

            Warrants -- 0.0%
            ----------------
            Hong Kong -- 0.0%
            Financial Services -- 0.0%
   74,000    Guangdong Investments, Ltd., 8.00,
              Expires 07/30/99                          11,488
                                                  ------------
            Malaysia -- 0.0%
            Construction -- 0.0%
   40,000    Sunway Building Technology, Bhd.,
              Expires 07/30/01                          11,342
                                                  ------------
             Total Warrants                             22,830
                                                  ------------
              (Cost $0)
 Principal
  Amount
 (Local
 Currency)
--------------------------------------------------------------
              Convertible Corporate Notes & Bonds -- 0.9%
              -------------------------------------------
             France -- 0.0%
             Banking -- 0.0%
    80,000    Societe Generale, 3.50%, 1/01/00         109,846
                                                  ------------
             Germany -- 0.0%
             Automotive -- 0.0%
    73,400    Daimler-Benz AG, 5.75%, 6/14/02           55,013
                                                  ------------

             See notes to financial statements.

Vista Select International Equity Fund
Portfolio of Investments October 31, 1997 (continued)

Principal
 Amount
 (Local
Currency)   Issuer                             Value (USD)
------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------
           Malaysia -- 0.0%
           Construction -- 0.0%
   100,000  Sunway Building Technology, Bhd.,
             Loan Stock, 3.00%, 7/30/01         $     20,896
                                                ------------
           Poland -- 0.9%
           Electronics/Electrical Equipment -- 0.9%
 3,800,000  Elektrim SA, 2.00%, 5/30/04            2,170,953
                                                ------------
           Total Convertible Corporate
             Notes & Bonds                         2,356,708
           (Cost $2,502,794)
------------------------------------------------------------
           Total Investments -- 83.0%           $211,186,265
           (Cost $209,659,900)
------------------------------------------------------------

Index
* -- Non income producing security.
# -- Security may only be sold to qualified institutional buyers.
ADR -- American Depository Receipt.
GDR -- Global Depository Receipt.

           See notes to financial statements.

Vista Mutual Funds
Statement of Assets and Liabilities October 31, 1997
--------------------------------------------------------------------------------

                                                                    Vista Select   Vista Select
                                    Vista Select    Vista Select     Large Cap      Large Cap
                                     Balanced          Equity          Equity         Growth
                                       Fund          Income Fund        Fund           Fund
                                   ---------------- -------------- -------------- --------------
ASSETS:
  Investment securities, at value
   (Note 1)  .....................  $178,561,817     $951,832,383   $186,370,743   $547,320,069
  Cash ...........................           335               --            661            157
  Foreign currency ...............            --               --             --             --
  Receivables:
   Investment securities sold  ...            --        5,249,550        900,318      2,198,375
   Open forward currency
    contracts   ..................            --               --             --             --
   Interest and dividends   ......     1,269,126        3,111,830        165,175        306,016
   Fund shares sold   ............            --          360,817        203,079        335,070
   Expense reimbursement from
    Distributor ..................        10,000               --         10,000         10,000
  Other assets  ..................        15,337           61,646         16,872         36,240
                                    ------------     ------------   ------------   ------------
     Total Assets  ...............   179,856,615      960,616,226    187,666,848    550,205,927
                                    ------------     ------------   ------------   ------------
LIABILITIES:
  Payable for investment
   securities purchased  .........            --        2,908,475        933,189      1,441,125
  Payable for open forward
   currency contracts ............            --               --             --             --
  Payable for Fund shares
   redeemed  .....................         1,300          124,700         85,000        232,052
  Payable to custodian   .........            --           14,126             --             --
  Dividends payable   ............       636,174        2,334,370        193,690        310,189
  Accrued liabilities: (Note 2)
   Other  ........................        36,479           98,044         42,361         60,788
                                    ------------     ------------   ------------   ------------
     Total Liabilities   .........       673,953        5,479,715      1,254,240      2,044,154
                                    ------------     ------------   ------------   ------------
NET ASSETS:
  Paid in capital  ...............   121,650,558      578,067,151     81,071,257    272,901,256
  Accumulated undistributed net
   investment income  ............       (59,210)          14,178          3,396         10,142
  Accumulated undistributed net
   realized gain on investments
   and futures  ..................    18,789,161      190,247,390     56,847,469     53,422,308
  Net unrealized appreciation of
   investments  ..................    38,802,153      186,807,792     48,490,486    221,828,067
                                    ------------     ------------   ------------   ------------
Net Assets:  .....................  $179,182,662     $955,136,511   $186,412,608   $548,161,773
                                    ============     ============   ============   ============
Shares of beneficial interest
 outstanding ($.001 par value;
 unlimited number of shares
 authorized):   ..................     5,257,939        9,304,342        363,822      5,657,845
  Net asset value, maximum
   offering and redemption
   price per share*   ............  $      34.08     $     102.65   $     512.37   $      96.89
                                    ============     ============   ============   ============
  Cost of Investments ............  $139,759,664     $765,024,591   $137,880,257   $325,492,002
                                    ============     ============   ============   ============

--------------
* Net assets/shares outstanding

                       See notes to financial statements.
                                                                              75

Vista Mutual Funds
Statement of Assets and Liabilities October 31, 1997
--------------------------------------------------------------------------------

                                               Vista Select     Vista Select      Vista Select
                                               New Growth        Small Cap       International
                                              Opportunities        Value            Equity
                                                  Fund              Fund             Fund
                                              ---------------   --------------   --------------
ASSETS:
  Investment securities, at value
   (Note 1)  ..............................     $117,174,835     $485,698,696     $211,186,265
  Cash ....................................               --              245       36,663,061
  Foreign currency (Cost $2,080,571) ......               --               --        2,082,617
  Receivables:
   Investment securities sold  ............          348,269        1,904,707        5,835,588
   Open forward currency contracts   ......               --               --            4,355
   Interest and dividends   ...............            9,557          121,907          675,887
   Fund shares sold   .....................          250,000        3,379,959          447,332
   Expense reimbursement from
    Distributor ...........................               --           10,000               --
  Other assets  ...........................           11,377           32,886           19,490
                                                ------------     ------------     ------------
     Total Assets  ........................      117,794,038      491,148,400      256,914,595
                                                ------------     ------------     ------------
LIABILITIES:
  Payable for investment securities
   purchased ..............................        1,368,000          283,269        2,060,175
  Payable for open forward currency
   contracts ..............................               --               --            3,538
  Payable for Fund shares redeemed   ......               --        3,164,926          185,487
  Payable to custodian   ..................              859               --               --
  Dividends payable   .....................               --               --               --
  Accrued liabilities: (Note 2)
   Other  .................................           50,097           56,911          263,776
                                                ------------     ------------     ------------
     Total Liabilities   ..................        1,418,956        3,505,106        2,512,976
                                                ------------     ------------     ------------
NET ASSETS:
  Paid in capital  ........................       75,507,057      264,420,536      232,290,101
  Accumulated undistributed net
   investment income  .....................           31,153          410,123        5,981,509
  Accumulated undistributed net
   realized gain on investments and
   futures   ..............................        8,397,386       16,874,341       14,581,781
  Net unrealized appreciation of
   investments  ...........................       32,439,486      205,938,294        1,548,228
                                                ------------     ------------     ------------
Net Assets:  ..............................     $116,375,082     $487,643,294     $254,401,619
                                                ============     ============     ============
Shares of beneficial interest outstanding
 ($.001 par value; unlimited number
 of shares authorized):  ..................          179,639        8,055,097        1,439,628
  Net asset value and offering price per
   share* .................................     $     647.83     $      60.54     $     176.71
                                                ============     ============     ============
  Cost of Investments .....................     $ 84,735,348     $279,760,402     $209,659,900
                                                ============     ============     ============

--------------
* Net assets/shares outstanding

                       See notes to financial statements.
76

Vista Mutual Funds
Statement of Operations For the period Jan. 1, 1997* - Oct. 31, 1997
--------------------------------------------------------------------------------

                                                    Vista Select    Vista Select    Vista Select
                                    Vista Select      Equity         Large Cap       Large Cap
                                      Balanced        Income           Equity          Growth
                                        Fund           Fund             Fund            Fund
                                    -------------- --------------- --------------   ------------
INVESTMENT INCOME:
  Dividend ........................  $ 1,507,179   $ 16,931,124     $   2,286,124   $  4,631,248
  Interest ........................    5,069,412      5,940,060           366,164        222,688
  Foreign taxes withheld  .........       (5,763)      (294,842)          (17,656)        (3,029)
                                     -----------   ------------     -------------   ------------
   Total investment income   ......    6,570,828     22,576,342         2,634,632      4,850,907
                                     -----------   ------------     -------------   ------------
EXPENSES: (Note 2)
  Administration fees  ............      227,867      1,130,672           233,975        636,398
  Investment Advisory fees   ......      760,251      3,015,125           623,935      1,697,055
  Custodian fees ..................       63,752        108,080            68,683        107,944
  Printing and postage ............        1,233         12,466             3,343          3,343
  Professional fees ...............       15,444         46,363            16,939         24,988
  Registration costs   ............        2,041         12,506             3,685          4,165
  Transfer agent fees  ............       13,754         37,689            14,228         22,144
  Trustees fees and expenses ......        7,602         37,689             7,798         21,213
  Other ...........................       12,505         41,719            15,482         23,242
                                     -----------   ------------     -------------   ------------
    Total expenses  ...............    1,104,449      4,442,309           988,068      2,540,492
                                     -----------   ------------     -------------   ------------
Less amounts waived (Note 2) ......    1,051,870      4,253,877           926,593      2,441,397
Less expenses borne by the
 Distributor  .....................       10,000             --            10,000         10,000
                                     -----------   ------------     -------------   ------------
  Net expenses   ..................       42,579        188,432            51,475         89,095
                                     -----------   ------------     -------------   ------------

  Net investment income   .........    6,528,249     22,387,910         2,583,157      4,761,812
                                     -----------   ------------     -------------   ------------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments .....................   18,722,208    191,549,566        56,847,469     53,422,308
  Futures transactions ............           --     (1,302,176)               --             --
  Foreign currency transactions ...           --             --                --             --
 Change in net unrealized
  appreciation/depreciation on:
    Investments  ..................      643,155    (22,248,307)      (14,519,014)    55,496,670
    Foreign currency
     transactions   ...............           --             --                --             --
                                     -----------   ------------     -------------   ------------
  Net realized and unrealized gain
   on investments   ...............   19,365,363    167,999,083        42,328,455    108,918,978
                                     -----------   ------------     -------------   ------------
  Net increase in net assets from
   operations .....................  $25,893,612   $190,386,993     $  44,911,612   $113,680,790
                                     ===========   ============     =============   ============

--------------
* Funds commenced operations on January 1, 1997.

                       See notes to financial statements.
                                                                              77

Vista Mutual Funds
Statement of Operations For the period Jan. 1, 1997* - Oct. 31, 1997
--------------------------------------------------------------------------------

                                                   Vista Select     Vista Select      Vista Select
                                                   New Growth        Small Cap       International
                                                  Opportunities        Value            Equity
                                                      Fund              Fund             Fund
                                                 ---------------   --------------   ----------------
INVESTMENT INCOME:
  Dividend   .................................     $    95,718       $ 2,801,325     $   3,736,316
  Interest   .................................         514,047         1,821,726           614,760
  Foreign taxes withheld .....................              --                --          (458,207)
                                                   -----------       -----------     -------------
   Total investment income  ..................         609,765         4,623,051         3,892,869
                                                   -----------       -----------     -------------
EXPENSES: (Note 2)
  Administration fees ........................         141,711           539,391           314,430
  Investment Advisory fees  ..................         614,080         2,337,360         2,096,199
  Custodian fees   ...........................          44,068            97,755           279,578
  Printing and postage   .....................           4,165             3,343             7,494
  Professional fees   ........................          23,258            23,048            30,439
  Registration costs  ........................           7,891             5,768            15,298
  Transfer agent fees ........................          14,565            19,955            20,962
  Trustees fees and expenses   ...............           4,724            17,979            10,481
  Other   ....................................          18,318            19,021            77,151
                                                   -----------       -----------     -------------
    Total expenses ...........................         872,780         3,063,620         2,852,032
                                                   -----------       -----------     -------------
Less amounts waived (Note 2)   ...............         799,859         2,974,506         2,690,207
Less expenses borne by the Distributor  ......              --            10,000                --
                                                   -----------       -----------     -------------
  Net expenses  ..............................          72,921            79,114           161,825
                                                   -----------       -----------     -------------
  Net investment income  .....................         536,844         4,543,937         3,731,044
                                                   -----------       -----------     -------------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments   ..............................       8,397,386        16,874,341        15,226,907
  Futures transactions   .....................              --                --               396
  Foreign currency transactions   ............              --                --         4,978,620
  Change in net unrealized
    appreciation/depreciation on:
    Investments ..............................       5,059,237        49,902,918       (13,073,113)
    Foreign currency transactions ............              --                --        (1,733,788)
                                                   -----------       -----------     -------------
  Net realized and unrealized gain on
   investments  ..............................      13,456,623        66,777,259         5,399,022
                                                   -----------       -----------     -------------
  Net increase in net assets from
   operations   ..............................     $13,993,467       $71,321,196     $   9,130,066
                                                   ===========       ===========     =============

--------------
* Funds commenced operations on January 1, 1997.

                       See notes to financial statements.

Vista Mutual Funds
Statement of Changes in Net Assets For the period January 1, 1997* through
                                   October 31, 1997

                                                                              Vista Select     Vista Select
                                                             Vista Select       Equity          Large Cap
                                                               Balanced         Income           Equity
                                                                 Fund            Fund             Fund
                                                            ---------------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ....................................  $  6,528,249     $  22,387,910    $   2,583,157
 Net realized gain on investments and futures transactions     18,722,208       190,247,390       56,847,469
 Change in net unrealized appreciation/depreciation on
  investments and futures .................................       643,155       (22,248,307)     (14,519,014)
                                                             ------------     -------------    -------------
 Increase in net assets from operations  ..................    25,893,612       190,386,993       44,911,612
                                                             ------------     -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 1K):
 Net investment income ....................................    (6,523,896)      (22,384,817)      (2,582,870)
                                                             ------------     -------------    -------------
 Increase from capital share transactions (Note 5)   ......   159,812,946       787,134,335      144,083,866
                                                             ------------     -------------    -------------
  Total increase in net assets  ...........................   179,182,662       955,136,511      186,412,608
NET ASSETS:
 Beginning of period   ....................................            --                --               --
                                                             ------------     -------------    -------------
 End of period   ..........................................  $179,182,662     $ 955,136,511    $ 186,412,608
                                                             ============     =============    =============
Undistributed net investment income   .....................  $    (59,210)    $      14,178    $       3,396
                                                             ------------     -------------    -------------

                                                             Vista Select    Vista Select    Vista Select     Vista Select
                                                              Large Cap      New Growth       Small Cap      International
                                                               Growth       Opportunities       Value           Equity
                                                                Fund            Fund            Fund             Fund
                                                            --------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ....................................  $  4,761,812    $    536,844    $  4,543,937    $  3,731,044
 Net realized gain on investments and futures transactions     53,422,308       8,397,386      16,874,341      20,205,923
 Change in net unrealized appreciation/depreciation on
  investments and futures .................................    55,496,670       5,059,237      49,902,918     (14,806,901)
                                                             ------------    ------------    ------------    ------------
 Increase in net assets from operations  ..................   113,680,790      13,993,467      71,321,196       9,130,066
                                                             ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 1K):
 Net investment income ....................................    (4,756,957)       (507,925)     (4,138,699)     (3,376,605)
                                                             ------------    ------------    ------------    ------------
 Increase from capital share transactions (Note 5)   ......   439,237,940     102,889,540     420,460,797     248,648,158
                                                             ------------    ------------    ------------    ------------
  Total increase in net assets  ...........................   548,161,773     116,375,082     487,643,294     254,401,619
NET ASSETS:
 Beginning of period   ....................................            --              --              --              --
                                                             ------------    ------------    ------------    ------------
 End of period   ..........................................  $548,161,773    $116,375,082    $487,643,294    $254,401,619
                                                             ============    ============    ============    ============
Undistributed net investment income   .....................  $     10,142    $     31,153    $    410,123    $  5,981,509
                                                             ------------    ------------    ------------    ------------

--------
* Funds commenced operations on January 1, 1997.


                       See notes to financial statements.

Vista Mutual Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Select Group (the "Trust") was organized as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company, Vista Select Balanced Fund ("VSBF"), Vista Select Equity Income Fund ("VSEIF"), Vista Select Large Cap Equity Fund ("VSLCEF"), Vista Select Large Cap Growth Fund ("VSLCGF"), Vista Select New Growth Opportunities Fund ("VSNGOF"), Vista Select Small Cap Value Fund ("VSSCVF"), and Vista Select International Equity Fund ("VSIEF"), collectively, the "Funds", are separate series of The Trust.

The Funds were established in December 1996 for the conversion of the Chase Manhattan Bank Common Trust Funds. Effective January 1, 1997, the Chase Common Trust Funds contributed securities and other assets in exchange for shares of the newly created Funds in a tax-free exchange.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

   C. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Funds invest in stock index futures contracts for the purpose of hedging the Fund against share price volatility, which purpose may or may not be achieved. When the Fund is not fully invested in the securities market, it may enter into "long" positions in futures or options contracts in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities intended for purchase. Use of long futures contracts subject the Fund to risk of loss in excess of amounts shown

Vista Mutual Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   on the Statement of Assets and Liabilities, up to the amount of the value of the futures contracts.

   The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

   As of October 31, 1997, the Funds had no open futures contracts.

   D. Written options -- When a Fund writes an option on a futures contract, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

   The Funds may write options on stock index securities futures. These options are settled for cash and subject the Fund to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Fund, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

   As of October 31, 1997, the Funds had no outstanding written options.

   E. Forward Foreign Currency Exchange Contracts -- The VSIEF may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Fund against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the VSIEF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The VSIEF is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of currency and in an unlimited amount for sales of currency.

   F. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

   G. Dollar Rolls -- VSBF enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

   H. Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis.

    1. Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

Vista Mutual Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

    2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

   Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held during the year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on securitytransactions.

   Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

   I. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty-month period beginning at the commencement of operations of each Fund.

   J. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   K. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. The reclassifications of the VSIEF relate primarily to gains on foreign currency translations and resulted in a decrease in accumulated realized gains of approximately $650,000 with an offsetting increase in undistributed net investment income.

   L. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate investment advisory agreements, The Chase Manhattan Bank ("Chase" or the "Advisor"), acts as the Investment Advisor to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.50% for VSBF, 0.40% for VSEIF, VSLCEF, and VSLCGF, 0.65% for VSNGOF and VSSCVF, and 1.00% for VSIEF of the average daily net assets. The Advisor voluntarily waived all of its fees.

Vista Mutual Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each Fund, with the exception of VSIEF, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.25% for VSBF, 0.20% for VSEIF, VSLCEF and VSLCGF, and 0.30% for VSNGOF and VSSCVF of average daily net assets.

   CAM London, a registered investment advisor is the sub-investment advisor for VSIEF pursuant to a Sub-Investment Advisory Agreement with Chase and is paid a fee by Chase from its advisory fee at an annual rate equal to 0.50% of the VSIEF's average daily net assets.

   B. Sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

   The Distributor voluntarily waived all of the sub-administration fees.

   C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from the Funds a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all of the administration fees.

   D. Waivers of fees -- For the period ended October 31, 1997, the Administrator, Investment Advisor, and Sub-Administrator voluntarily waived all fees for each of the Funds. In addition, the Distributor voluntarily reimbursed expenses of the Funds in the amounts as shown on the Statement of Operations.

   E. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees.

3. Investment Transactions -- For the period ended October 31, 1997, purchases and sales of investments (excluding short-term investments) were as follows:

                               VSBF          VSEIF         VSLCEF          VSLCGF
                           -------------- -------------- -------------- -------------
Purchases (excluding
  U.S. Government)  ......  $110,806,682   $540,885,599   $ 96,121,240   $177,941,041
Sales (excluding
  U.S. Government)  ......   158,582,372    644,661,920    160,709,606    188,780,918
Purchases of
  U.S. Government   ......   115,673,152     76,360,380             --             --
Sales of
  U.S. Government   ......   100,667,122             --             --             --

Vista Mutual Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                               VSNGOF          VSSCVF           VSIEF
                             -------------   -------------   -------------
Purchases (excluding
  U.S. Government)  ......    $50,605,674     $31,121,871     $320,435,368
Sales (excluding
  U.S. Government)  ......     55,619,169      30,047,926      339,020,691
Purchases of
  U.S. Government   ......             --              --               --
Sales of
  U.S. Government   ......             --              --               --

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 1997 are as follows:

                             VSBF              VSEIF              VSLCEF             VSLCGF
                         ----------------   ----------------   ----------------   ----------------
Aggregate cost  ......    $139,759,664       $ 765,024,591      $137,880,257       $325,492,002
                          ------------       -------------      ------------       ------------
Gross unrealized
  appreciation  ......    $ 39,815,802       $ 198,485,272      $ 49,966,711       $224,238,897
Gross unrealized
  depreciation  ......      (1,013,649)        (11,677,480)       (1,476,225)        (2,410,830)
                          ------------       -------------      ------------       ------------
Net unrealized
  appreciation  ......    $ 38,802,153       $ 186,807,792      $ 48,490,486       $221,828,067
                          ============       =============      ============       ============

                             VSNGOF             VSSCVF             VSIEF
                         ---------------   ----------------   ---------------
Aggregate cost  ......    $ 84,735,348      $ 279,760,402      $ 210,927,988
                          ------------      -------------      -------------
Gross unrealized
  appreciation  ......    $ 35,162,571      $ 216,201,308      $  20,407,624
Gross unrealized
  depreciation  ......      (2,723,085)       (10,263,014)       (20,149,246)
                          ------------      -------------      -------------
Net unrealized
  appreciation  ......    $ 32,439,486      $ 205,938,294      $     258,378
                          ============      =============      =============

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows for the period January 1, 1997 (commencement of operations) through October 31, 1997.

                                                                   Vista Select
                                                                  Balanced Fund
                                                         -----------------------------
                                                                 January 1, 1997
                                                                     Through
                                                                 October 31, 1997
                                                         -----------------------------
                                                              Amount           Shares
                                                         ----------------   ----------
Shares sold ..........................................    $     188,703          6,016
Shares issued in exchange for Common Trust Fund
  Assets (see Note 1)   ..............................      185,334,938      6,052,671
Shares issued in reinvestment of distributions  ......          655,231         20,400
Shares redeemed   ....................................      (26,365,926)      (821,148)
                                                          -------------      ---------
Net increase in Trust shares outstanding  ............    $ 159,812,946      5,257,939
                                                          =============      =========

Vista Mutual Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                   Vista Select
                                                                Equity Income Fund
                                                         -----------------------------
                                                                 January 1, 1997
                                                                     Through
                                                                 October 31, 1997
                                                         -----------------------------
                                                              Amount            Shares
                                                         ----------------   ----------
Shares sold ..........................................    $  29,196,797        313,613
Shares issued in exchange for Common Trust Fund
  Assets (see Note 1)   ..............................      828,838,615      9,754,471
Shares issued in reinvestment of distributions  ......        1,367,260         15,284
Shares redeemed   ....................................      (72,268,337)      (779,026)
                                                          -------------      ---------
Net increase in Trust shares outstanding  ............    $ 787,134,335      9,304,342
                                                          =============      =========

                                                                   Vista Select
                                                              Large Cap Equity Fund
                                                         ---------------------------
                                                                 January 1, 1997
                                                                     Through
                                                                 October 31, 1997
                                                         ---------------------------
                                                            Amount           Shares
                                                         ----------------   --------
Shares sold ..........................................    $   7,670,676       16,722
Shares issued in exchange for Common Trust Fund
  Assets (see Note 1)   ..............................      200,538,629      489,840
Shares issued in reinvestment of distributions  ......           22,438           51
Shares redeemed   ....................................      (64,147,877)    (142,792)
                                                          -------------     --------
Net increase in Trust shares outstanding  ............    $ 144,083,866      363,822
                                                          =============     ========


                                                                   Vista Select
                                                              Large Cap Growth Fund
                                                         --------------------------------
                                                                 January 1, 1997
                                                                     Through
                                                                 October 31, 1997
                                                         --------------------------------
                                                            Amount           Shares
                                                         ----------------   -------------
Shares sold ..........................................    $  33,523,782        413,187
Shares issued in exchange for Common Trust Fund
  Assets (see Note 1)   ..............................      446,275,715      5,718,447
Shares issued in reinvestment of distributions  ......          133,131          1,660
Shares redeemed   ....................................      (40,694,688)      (475,449)
                                                          -------------      ---------
Net increase in Trust shares outstanding  ............    $ 439,237,940      5,657,845
                                                          =============      =========

Vista Mutual Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                                                             Vista Select New Growth
                                                               Opportunities Fund
                                                         ---------------------------
                                                                 January 1, 1997
                                                                     Through
                                                                October 31, 1997
                                                         ---------------------------
                                                            Amount           Shares
                                                         ----------------   --------
Shares sold ..........................................    $  12,449,526      21,149
Shares issued in exchange for Common Trust Fund
  Assets (see Note 1)   ..............................      126,731,600     221,746
Shares issued in reinvestment of distributions  ......               49           1
Shares redeemed   ....................................      (36,291,635)    (63,258)
                                                          -------------     -------
Net increase in Trust shares outstanding  ............    $ 102,889,540     179,639
                                                          =============     =======

                                                                   Vista Select
                                                               Small Cap Value Fund
                                                         ----------------------------
                                                                 January 1, 1997
                                                                     Through
                                                                 October 31, 1997
                                                         ----------------------------
                                                            Amount           Shares
                                                         ----------------   ---------
Shares sold ..........................................    $  65,913,927     1,206,998
Shares issued in exchange for Common Trust Fund
  Assets (see Note 1)   ..............................      391,143,652     7,540,473
Shares issued in reinvestment of distributions  ......            1,491            25
Shares redeemed   ....................................      (36,598,273)     (692,399)
                                                          -------------     ---------
Net increase in Trust shares outstanding  ............    $ 420,460,797     8,055,097
                                                          =============     =========

                                                                   Vista Select
                                                            International Equity Fund
                                                         -----------------------------
                                                                 January 1, 1997
                                                                     Through
                                                                 October 31, 1997
                                                         -----------------------------
                                                            Amount           Shares
                                                         ----------------   ----------
Shares sold ..........................................    $  68,517,763        382,789
Shares issued in exchange for Common Trust Fund
  Assets (see Note 1)   ..............................      235,112,660      1,368,148
Shares issued in reinvestment of distributions  ......              177              2
Shares redeemed   ....................................      (54,982,442)      (311,311)
                                                          -------------      ---------
Net increase in Trust shares outstanding  ............    $ 248,648,158      1,439,628
                                                          =============      =========

6. Retirement Plan -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the period ended October 31, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were as follows:

Vista Mutual Funds
Notes to Financial Statements (continued)
-------------------------------------------------------------------------------

                   Pension     Accrued Pension
                  Expenses        Liability
                 ----------   -----------------
VSBF .........     $ 2,867         $ 9,320
VSEIF   ......      12,565          48,118
VSLCEF  ......       3,093           9,717
VSLCGF  ......       6,962          28,746
VSNGOF  ......       1,949           5,801
VSSCVF  ......       6,287          23,535
VSIEF   ......       3,530          13,813

7. Open Forward Foreign Currency Contracts -- The following forward foreign currency contracts were held by the Funds at October 31, 1997.

                                          Vista Select International Equity Fund
                            -------------------------------------------------------------------
                             Delivery                                                  Net
                              Value                                    Market       Unrealized
                             (Local         Cost       Settlement      Value       Gain (Loss)
                            Currency)      (USD)          Date         (USD)          (USD)
                            -----------   ----------   ------------   ----------   ------------
Purchases
Hong Kong Dollar   ......    4,585,000     $592,952     11/03/97       $593,182    $  230
Sales
German Deutsche
  Mark ..................      440,000     $255,542     11/03/97       $255,643    $ (101)
Malaysian Ringgit  ......      460,000      133,877     11/04/97        137,314    (3,437)
Thai Baht ...............    6,669,600      166,698     11/04/97        162,573     4,125

8. Foreign Cash Positions

                                      Vista Select International Equity Fund
                            ----------------------------------------------------------
                             Delivery                                         Net
                               Value                         Market        Unrealized
                              (Local           Cost          Value        Gain (Loss)
        Currency             Currency)        (USD)          (USD)           (USD)
-------------------------   -------------   ------------   ------------   ------------
Australian Dollar  ......       (13,870)    $   (9,952)    $   (9,777)     $      175
Belgian Franc   .........           543             14             15               1
Swiss Franc  ............       378,938        255,779        271,371          15,592
German Deutsche Mark ....     2,669,796      1,566,357      1,551,168         (15,189)
Spanish Peseta  .........     4,207,394         28,264         28,945             681
Finnish Markka  .........        36,919          7,068          7,068               0
French Franc ............        51,790          8,967          8,997              30
UK Sterling  ............         1,363          2,270          2,285              15
Greek Drachma   .........       787,430          2,857          2,895              38
Hong Kong Dollar   ......         9,718          1,257          1,257               0
Indonesian Rupiah  ......     8,473,455          3,055          2,350            (705)
Italian Lira ............    66,924,330         39,200         39,597             397
Japanese Yen ............    14,223,777        118,258        118,265               7
Malaysian Ringgit  ......        11,238          3,308          3,355              47
Dutch Guilder   .........        90,427         45,608         46,595             987
Portuguese Escudo  ......        14,270             79             81               2
Swedish Krona   .........        16,117          2,150          2,153               3
Singapore Dollar   ......         3,362          1,896          2,137             241
Thai Baht ...............       158,349          4,136          3,860            (276)
                                            ----------     ----------
                                            $2,080,571     $2,082,617
                                            ==========     ==========

                                                                              87

Vista Mutual Funds
Financial Highlights For the period January 1, 1997* through October 31, 1997

                                                                                     Vista Select   Vista Select
                                                                      Vista Select      Equity       Large Cap
                                                                        Balanced        Income         Equity
                                                                          Fund           Fund           Fund
                                                                      -------------- ------------- --------------
Per Share Operating Performance
Net Asset Value, Beginning of Period   ..............................  $ 30.62          $ 84.97       $ 409.39
                                                                       -------          --------      --------
 Income from Investment Operations:
  Net investment income .............................................    1.171            2.371          6.506
  Net Gains or Losses in Securities (both realized and unrealized)   .   3.460           17.680        102.979
                                                                       -------         --------      ---------
  Total From Investment Operations  .................................    4.631           20.051        109.485
                                                                       -------         --------      ---------
 Less Distributions:
  Dividends from net investment income ..............................    1.171            2.371          6.505
                                                                       -------         --------      ---------
Net Asset Value, End of Period   ....................................  $ 34.08          $102.65       $ 512.37
                                                                       =======         ========      =========
Total Return   ......................................................    15.36%           23.78%         26.89%
Ratios/Supplemental Data:
 Net assets, end of period (000 omitted)  ........................... $179,183         $955,137       $186,413
 Ratios to average net assets:#
 Ratio of expenses   ................................................     0.03%            0.03%          0.03%
 Ratio of net investment income  ....................................     4.29%            2.97%          1.66%
 Ratio of expenses without waivers and assumption of expenses  ......     0.72%            0.59%          0.58%
 Ratio of net investment income without waivers and assumption
  of expenses  ......................................................     3.60%            2.41%          1.11%
Portfolio turnover rate .............................................      131%              73%            54%
Commission rate per share  .......................................... $ 0.0593         $ 0.0597       $ 0.0595

                                                                      Vista Select    Vista Select   Vista Select    Vista Select
                                                                       Large Cap      New Growth      Small Cap     International
                                                                         Growth      Opportunities      Value          Equity
                                                                          Fund           Fund            Fund           Fund
                                                                      -------------- --------------- -------------- --------------
Per Share Operating Performance
Net Asset Value, Beginning of Period   ..............................    $ 78.04       $ 571.52       $  51.87       $  171.85
                                                                          ------       --------       --------       ---------
 Income from Investment Operations:
  Net investment income .............................................      0.827          2.914          0.574           2.662
  Net Gains or Losses in Securities (both realized and unrealized)   .    18.849         76.149          8.620           4.614
                                                                         -------      ---------      ---------       ---------
  Total From Investment Operations  .................................     19.676         79.063          9.194           7.276
                                                                         -------      ---------      ---------       ---------
 Less Distributions:
  Dividends from net investment income ..............................      0.826          2.753          0.524           2.416
                                                                         -------      ---------      ---------       ---------
Net Asset Value, End of Period   ....................................    $ 96.89       $ 647.83       $  60.54       $  176.71
                                                                         =======      =========      =========       =========
Total Return   ......................................................      25.32%         13.90%         17.80%           4.15%
Ratios/Supplemental Data:
 Net assets, end of period (000 omitted)  ...........................   $548,162       $116,375       $487,643        $254,402
 Ratios to average net assets:#
 Ratio of expenses   ................................................       0.02%          0.08%          0.02%           0.07%
 Ratio of net investment income  ....................................       1.12%          0.57%          1.26%           1.66%
 Ratio of expenses without waivers and assumption of expenses  ......       0.60%          0.92%          0.85%           1.27%
 Ratio of net investment income without waivers and assumption
  of expenses  ......................................................       0.54%         (0.27%)         0.43%           0.46%
Portfolio turnover rate .............................................         36%            50%             8%            141%
Commission rate per share  ..........................................   $ 0.0564       $ 0.0590       $ 0.0497         $0.0295

--------
* Commencement of operations.
# Short periods have been annualized

                       See notes to financial statements.
88

Report of Independent Accountants
--------------------------------------------------------------------------------
To the Trustees and Shareholders of
Mutual Fund Select Group

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vista Select Balanced Fund, Vista Select Equity Income Fund, Vista Select Large Cap Equity Fund, Vista Select Large Cap Growth Fund, Vista Select New Growth Opportunities Fund, Vista Select Small Cap Value Fund and Vista Select International Equity Fund (separate portfolios of Mutual Fund Select Group, hereafter referred to as the "Trust") at October 31, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period January 1, 1997 (commencement of operations) through October 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
December 17, 1997

                                   Unaudited

Vista Select Balanced Fund
Vista Select Equity Income Fund
Vista Select Large Cap Equity Fund
Vista Select Large Cap Growth Fund
Vista Select New Growth Opportunities Fund
Vista Select Small Cap Value Fund
Vista Select International Equity Fund

-------------------------------------------------------------------------------
Certain tax information regarding the Vista Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 1997. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1997. The information necessary to complete your income tax returns for the calendar year ending December 31, 1997 will be received under separate cover.

FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997.

The following represents the source and percentage of income earned from government obligations, the percentage of distributions eligible for the dividends received deduction and the long-term capital gains distributed per share by the Funds:

                                                     Government
                                  U.S. Treasury   National Mortgage
           Vista Fund              Obligations       Association
-------------------------------------------------------------------
Select Balanced                     18.01%            7.24%
Select Equity Income                12.38%              --
Select Large Cap Equity                --               --
Select Large Cap Growth                --               --
Select New Growth Opportunities        --               --
Select Small Cap Value                 --               --
Select International Equity          0.01%              --

                                                  Federal Home   Federal National   Dividends
                                  Federal Home   Loan Mortgage       Mortgage        Received
           Vista Fund              Loan Bank      Corporation      Association      Deduction
--------------------------------- -------------- --------------- ------------------ ----------
Select Balanced                      3.88%          6.80%             4.07%         22.56%
Select Equity Income                   --           0.97%               --          73.43%
Select Large Cap Equity                --             --                --          85.45%
Select Large Cap Growth                --             --                --          96.83%
Select New Growth Opportunities        --             --                --          17.83%
Select Small Cap Value                 --             --                --          61.65%
Select International Equity            --             --                --             --

Vista Service Center
P.O. Box 419392
Kansas City, MO 64179

Investment Adviser, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
Price Waterhouse LLP

Vista Mutual Funds are distributed by Vista Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from the Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



                                                                      VSE-2-1297

[IN SIDE BAR ON COVER]

VISTA SELECT FIXED INCOME FUNDS

[BACKGROUND GRAPHIC OF HILLS AND TREES]

                                     ANNUAL
                                     REPORT

                       -----------------------------------

                       Vista. Setting the Global Standard.


                             VISTA SELECT BOND FUND

                           VISTA SELECT INTERMEDIATE
                                   BOND FUND

                            VISTA SELECT SHORT-TERM
                                   BOND FUND



                                  [VISTA LOGO]

                                     Vista
                             FAMILY OF MUTUAL FUNDS
                           MANAGED BY CHASE MANHATTAN




                                October 31, 1997

                                   HIGHLIGHTS

Over the reporting year, the fixed income markets exhibited significant volatility as investors reacted to changing perception of U.S. economic strength.

[bullet] During the reporting period, the yeild on the 30-year U.S. Treasury bond fell from 6.65% to 6.15%.

[bullet] The yield on the 3-year bond peaked at 7.17% on April 11, 1997, shortly after the Federal Reserve Boards did indeed act on March 25th, but then began moving down with occasional interruptions for the remainder of the reporting year as inflation remained muted.


                                    CONTENTS

Chairman's Letter                                                          3

Vista Select Bond Fund
   Fund Commentary [bullet] Portfolio of Investments                       4

Vista Select Intermediate Bond Fund
   Fund Commentary [bullet] Portfolio of Investments                      13

Vista Select Short-Term Bond Fund
   Fund Commentary [bullet] Portfolio of Investments                      21

Financial Statements                                                      29

Notes to Financial Statements                                             32

Financial Highlights                                                      36

Report of Independent Accountants                                         37


INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE
   CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
    INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                  Vista Select Fixed Income Funds/Annual Report


                                CHAIRMAN'S LETTER

                                                              December 10, 1997
Dear Shareholder:

We are pleased to present this Annual Report for the following Vista Select Fixed Income Funds for the period ended October 31, 1997:

     [bullet] Bond Fund
     [bullet] Intermediate Bond Fund
     [bullet] Short-Term Bond Fund

Economic Growth Reports Drive Fixed Income Markets

Over the reporting year, the yield on the 30-year U.S. Treasury bond fell from 6.65% to 6.15%, while the yield on the 2-year Treasury note declined from 5.74% to 5.61%, contributing to a dramatic flattening of the yield curve. Behind this generally positive backdrop, however, the fixed income markets exhibited significant volatility as investors reacted to the changing perception of U.S. economic strength.

Specifically, fixed income investors were concerned that the high levels of economic growth would lead to a resurgence of inflation, a sensitivity that caused investors to react -- and at times overreact -- to each new economic report. Volatility levels peaked in late February when reports of unexpectedly strong economic growth created the expectation that the Federal Reserve Board would raise short term interest rates. The yield on the 30-year bond peaked at 7.17% on April 11, 1997, shortly after the Fed did indeed act on March 25th, but then began moving down with occasional interruptions for the remainder of the reporting year as inflation remained muted.

U.S. Treasuries: Safe Haven Amid Asian Crisis

As the reporting year ended, U.S. fixed income markets were in the midst of a strong rally as global investors sought a safe haven in U.S. Treasury securities in light of worldwide stock market volatility. The rally was reinforced by the general belief that the Asian economic difficulties would cause a slowing of U.S. exports to that region while also adding to Asian imports to the U.S., both of which were expected to dampen inflation.

The recent equity market volatility serves as a timely reminder of the important role fixed income securities play in any diversified portfolio. We appreciate the confidence you have placed in Vista and ask that you please call your Chase Trust Account Officer, whose name appears on the statement sent to you, if you have any questions.

Sincerely yours,

/s/ Fergus Reid
---------------
Fergus Reid
Chairman

                                    Unaudited

                                 About Your Fund

                             VISTA SELECT BOND FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

  Objective:                  Income

  Primary investments:        Debt obligations of the U.S. government, its
                              agencies and instrumentalities and investment-grade fixed income securities.

  Suggested investment
  time frame:                 Long-term

  Market benchmark:           Lehman Aggregate Bond Index

  Lipper Funds category:      Corporat Debt BBB-Rated Funds Average Corporate
                              Debt A-Rated Funds Average

  Inception date:             1/1/97

  Newspaper symbol:           Bond

  As of October 31, 1997

  Net assets:                 $519.8 million

  Average maturity:           13.4 years

  Average duration:           4.6 years

  Average quality:            AAA

                                    Unaudited

                                 About Your Fund

                             VISTA SELECT BOND FUND

PERFORMANCE

Vista Select Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade government, asset-backed and corporate bonds, had a total return of 8.19% for the year ended October 31, 1997.

STRATEGY

Using a relative value analysis, the Fund's management team began the reporting year by emphasizing mortgage-backed and selected corporate securities. This helped the Fund outperform as reports of accelerating economic growth drove rates higher, and spreads tighter, in the first quarter of 1997. The Fund had a relatively-neutral sector allocation during the volatility associated with the Federal Reserve Board's raising of short-term interest rates on March 25th. However, when the market subsequently exhibited signs of settling into an interest rate trading range, the management team, once again, took an overweight stance in mortgage-backed and corporate securities, given their higher yields.

By the summer, the management team became concerned about the very small yield differential between securities of different quality. Believing there was not much yield incentive for the extra risk associated with lower-quality bonds, they sharply reduced their BBB-rated foreign-issued Yankee securities. This move proved beneficial as these bonds fell sharply during the Asian volatility. At the end of the reporting period, the Fund had a more neutral duration strategy, was overweight in U.S. Treasuries and maintained neutral allocations to mortgage-backed and corporate securities.

OUTLOOK

The management team believes that, by the first quarter of 1998, U.S. economic growth will moderate and that inflation will be further dampened by the events in Asia. With the expectation that rates will decline after the first quarter, the management team expects to shift to a longer-than-benchmark duration, to underweight U.S. Treasury securities and overweight mortgage-backed and corporate securities. Within the corporate sector, the Fund expects to emphasize high-quality bonds of companies with little foreign exposure.

                                    Unaudited

                                 About Your Fund

                             VISTA SELECT BOND FUND


                             VISTA SELECT BOND FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 10/31/97


                     [TABULAR REPRESENTATION OF PIE CHART]

                              Cash           7.56%
                              Bonds         92.44%


                             VISTA SELECT BOND FUND
            COMPOSITION OF MARKET VALUE OF INVESTMENTS AS OF 10/31/97


                     [TABULAR REPRESENTATION OF PIE CHART]

              Asset Backed Securities                      1.56%
              U.S. Treasury Notes & Bonds                 27.52%
              U.S. Government Agency Obligations          18.21%
              Corporate Notes & Bonds                     20.03%
              Mortgage Backed Securities                  27.86%
              Commercial Mortgage Backed Securities        4.82%

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/97+
--------------------------------------------------------------------------------
  One Year                                                               8.19%
  Five Years                                                             7.39%
  Ten Years                                                              8.82%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Vista Select Bond Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                    Unaudited

                                 About Your Fund

                             VISTA SELECT BOND FUND


                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                            VISTA SELECT BOND FUND+
                             AND ITS KEY BENCHMARKS

                     [TABULAR REPRESENTATION OF LINE CHART]

                Vista Select    Lehman Aggregate       Lipper Corp Debt            Lipper Corp Debt
                 Bond Fund         Bond Index       A-Rated Funds Average      BBB-Rated Funds Average
10/87             10000              10000                  10000                       10000
10/88             11031              11146                  11141                       11256
10/89             12328              12472                  12376                       12294.8
10/90             12893              13256                  12850                       12455.7
10/91             14095              15352                  14918                       14674.4
10/92             16308              16863                  16455                       16311.9
10/93             18505              18865                  18773                       19044.3
10/94             17730              18171                  17673                       17971.1
10/95             20390              21016                  20405                       21010.2
10/96             21530              22241                  21384                       22171.5
10/31/97          23294              24222                  23191                       24231


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Bond Fund, the Lehman Aggregate Bond Index, the Lipper Corporate Debt BBB-Rated Funds Average and the Lipper Corporate Debt A-Rated Funds Average for the 10 years ended 10/31/97. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes U.S. Treasury, agency and corporate bond issues and mortgage-backed securities. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest in an index.

The Lipper Corporate Debt BBB Rated Funds Average represents the average performance of a universe of 119 actively managed BBB-rated corporate debt funds. The Lipper Corporate Debt A-Rated Funds Average represents the average performance of a universe of 140 actively managed corporate debt A-Rated or better funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Vista Select Bond Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Vista Select Bond Fund
Portfolio of Investments October 31, 1997

 Principal
  Amount
   (USD)        Issuer                             Value
-----------------------------------------------------------------
Long-Term Investments -- 97.6%
-----------------------------------------------------------------
                U.S. Treasury Securities -- 29.0%
                ---------------------------------
                U.S. Treasury Notes & Bonds,
 $10,000,000     8.75%, 08/15/00+                   $ 10,770,300
  17,675,000     8.50%, 11/15/00+                     19,019,891
  10,000,000     6.25%, 04/30/01+                     10,154,688
   4,030,000     8.00%, 05/15/01                       4,317,782
  11,500,000     6.50%, 05/31/02                      11,828,785
  14,500,000     6.25%, 08/31/02                      14,783,185
   4,750,000     5.75%, 10/31/02                       4,757,422
  10,000,000     10.75%, 02/15/03                     12,221,900
  12,000,000     11.13%, 08/15/03                     15,080,640
  45,400,000     6.38%, 08/15/27                      46,790,148
   1,000,000    Treasury Lincs 6.00%, 08/15/09           969,390
                                                    ------------
                U.S. Treasury Securities             150,694,131
                (Cost $149,053,107)                 ------------

                U.S. Government Agency Obligations -- 11.5%
                -------------------------------------------
   5,005,000    Federal Home Loan Mortgage
                 Corp., 7.59%, 09/19/06                 5,240,385
                Federal National Mortgage
                 Association,
   8,000,000     7.17%, 06/26/07                       8,144,960
  25,000,000     7.00%, 11/13/27                      25,121,000
   4,000,000     7.55%, 03/27/07                       4,103,120
   2,500,000     6.95%, 11/13/06                       2,551,550
   5,000,000     7.44%, 11/08/06                       5,093,750
   9,000,000     Global Notes, 8.50%, 02/01/05         9,482,310
                                                    ------------
                Total U.S. Government Agency          59,737,075
                Obligations (Cost $58,862,083)      ------------

                Corporate Notes & Bonds -- 21.0%
                --------------------------------
                Aerospace -- 0.9%
   4,500,000     Lockheed Martin Corp., 7.45%,
                  06/15/04                             4,749,840
                                                    ------------
                Airlines -- 2.3%
   5,147,062     Continental Airlines, 9.50%,
                  10/15/13                             5,985,055

                      See notes to financial statements.

Vista Select Bond Fund
Portfolio of Investments October 31, 1997 (continued)


 Principal
  Amount
   (USD)        Issuer                                 Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
 $ 5,000,000    Delta Air Lines, 10.06%, 01/02/16       $  6,231,700
                                                        ------------
                                                          12,216,755
                                                        ------------
                Banking -- 6.1%
   6,400,000     Banco Latinoamerican (Panama),
                  7.20%, 05/28/02                          6,550,080
   7,050,000     BankAmerica Corp., 10.00%,
                  02/01/03                                 8,164,817
   4,000,000     Bankers Trust Capital Trust, Ser. B1,
                  7.90%, 01/15/27                          4,075,000
   3,575,000     Commerica Bank, 7.25%, 06/15/07           3,723,997
   3,000,000     Corp Andina de Fomento, Yankee
                  (Venezuela), 7.38%, 07/21/00             3,058,470

   5,650,000     Key Bank of Washington, 7.13%,
                  08/15/06                                 5,909,844
                                                        ------------
                                                          31,482,208
                                                        ------------
                Broadcasting -- 1.9%
                 Time Warner Inc.,
   5,000,000      7.75%, 06/15/05                          5,242,900
   4,000,000      9.15%, 02/01/23                          4,807,720
                                                        ------------
                                                          10,050,620
                                                        ------------
                Financial Services -- 4.0%
   8,850,000     Donaldson Lufkin & Jenrette, Inc.,
                  6.90%, 10/01/07                          8,872,125
   1,000,000     General Electric Capital Corp.,
                  8.30%, 09/20/09                          1,153,620
   7,000,000     Goldman Sachs Group, LP, 7.13%,
                  03/01/03#                                7,206,360
   1,500,000     Lehman Brothers Inc., 7.38%,
                  01/15/07                                 1,552,725
   1,850,000     Morgan Stanley Group, Inc., 9.38%,
                  06/15/01                                 2,041,179
                                                        ------------
                                                          20,286,009
                                                        ------------
                Project Finance -- 4.7%
   8,000,000     Ras Laffan Liquefied Natural Gas,
                  (Qatar), 8.29%, 03/15/14#                8,383,240

                       See notes to financial statements.

Vista Select Bond Fund
Portfolio of Investments October 31, 1997 (continued)


 Principal
  Amount
   (USD)        Issuer                                  Value
----------------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------------
 $12,250,000     Termoemcali Funding Corp.,
                  10.13%, 12/15/14#                      $ 12,962,705
   3,000,000     Zhuhai Highway Co., Ltd., Ser. A,
                  Yankee (China), 9.13%,
                  07/01/06#                                 3,161,610
                                                         ------------
                                                           24,507,555
                                                         ------------
                Real Estate Investment Trust -- 1.1%
   2,000,000     Chelsea GCA Realty Partnership
                  7.25%, 10/21/07                           2,030,880
   3,750,000     Simon Debartolo Group, 7.13%,
                  09/20/07                                  3,800,363
                                                         ------------
                                                            5,831,243
                                                         ------------
                Total Corporate Notes & Bonds             109,664,230
                (Cost $108,006,967)                      ------------

                Mortgage Backed Securities -- 29.4%
                -----------------------------------
                Mortgage-Backed Pass Through Securities -- 20.1%
                 Federal Home Loan Mortgage Corp.,
   4,398,760      GOLD, Pool # D68794, 7.00%,
                   03/01/26                                 4,428,979
   2,029,832      Pool #170169, 9.00%, 06/01/16             2,172,549
                 Federal National Mortgage Association,
   5,321,992      ARM, Pool #313539, 7.44%,
                   11/01/18                                 5,499,946
   4,587,721      ARM, Pool #377930, 5.50%,
                   04/01/27                                 4,709,571
   6,000,000      Pool #100176, 12.00%, 02/15/16            7,172,813
   4,675,520      Pool #250738, 7.00%, 11/01/11             4,744,671
   5,444,843      Pool #250739, 7.50%, 11/01/11             5,591,146
   8,822,855      Pool #313549, 9.00%, 09/01/22             9,503,869
   9,775,395      Pool #313563, 10.50%, 03/01/18           11,012,594
   4,669,903      Pool #337259, 6.50%, 02/01/26             4,598,407
   3,606,436      Pool #58013, 8.50%, 08/01/12              3,763,749
                 Government National Mortgage
                  Association,
   4,775,937      Pool #369459, 8.00%, 10/15/24             4,962,485
   8,588,620      Pool #370957, 6.50%, 12/15/23             8,518,795

                       See notes to financial statements.
10

Vista Select Bond Fund
Portfolio of Investments October 31, 1997 (continued)

 Principal
  Amount
  (USD)         Issuer                                  Value
----------------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------------
 $ 5,689,367      Pool #393178, 8.00%, 08/15/24          $  5,911,594
   3,808,504      Pool #411546, 6.50%, 12/15/25             3,769,238
   3,037,629      Pool #780325, 8.50%, 11/15/09             3,178,119
   9,866,874      Pool #780412, 7.50%, 08/15/26            10,094,997
   4,531,120      Pool #780508, 8.00%, 11/15/24             4,729,311
                                                         ------------
                                                          104,362,833
                                                         ------------
                Collateralized Mortgage Obligations -- 9.3%
                 Federal Home Loan Mortgage Corp.,
   7,223,511      Ser. 77, Class G, 8.50%, 01/15/20         7,555,287
   7,500,000      Ser. 1343, Class H, 7.50%,
                   05/15/19                                 7,706,250
   5,000,000      Ser. 1761, Class G, 8.00%,
                   06/15/21                                 5,295,300
         800      Ser. 1819, Class E, 6.00%,
                   02/15/11                                       779
   7,200,000      Ser. 1985, Class PB, 6.25%,
                   08/17/12                                 7,211,023
                 Federal National Mortgage Association,
     954,250      REMIC, Ser. 1992-118, Class J,
                   7.50%, 07/25/02                            970,644
   2,000,000      REMIC, Ser. 1992-136, Class
                   PG, 6.00%, 08/25/19                      1,957,500
  10,000,000      Ser. 1992-163, Class FE, 6.47%,
                   09/25/22                                10,087,500
   1,000,000      Ser. G93-34, Class PJ, 6.60%,
                   12/25/22                                   999,680
   5,500,000     Government National Mortgage
                  Association, Ser. 1996, Class 26E
                  9.00%, 12/16/26                           6,369,660
                                                         ------------
                                                           48,153,623
                                                         ------------
                Total Mortgage Backed Securities          152,516,456
                (Cost $150,117,768)                      ------------

                Commercial Mortgage Backed Securities -- 5.1%
                ---------------------------------------------
   5,000,000     Asset Securitization Corp., Ser.
                  1997-D5, Class A1C, 6.75%,
                  02/14/41                                  5,079,687

                       See notes to financial statements.

Vista Select Bond Fund
Portfolio of Investments October 31, 1997 (continued)


 Principal
  Amount
  (USD)         Issuer                                Value
-------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------
 $ 3,000,000     DLJ Mortgage Acceptance Corp.,
                  Ser. 1997-CF2, Class A1B,
                  6.82%, 09/15/07#                       $3,061,875
   5,000,000     GS Mortgage Securities Corp. II,
                  Ser. 1997-GL, Class A2D, 6.94%,
                  07/13/30                                5,242,187
   5,000,000     Lehman Large Loan, Ser. 1997-LLI,
                  Class A3, 6.00%, 10/12/34               5,129,687
   4,354,000     Norwest Asset Securities Corp., Ser.
                  1997-14, Class A11, 7.25%,
                  10/25/27                                4,407,064
   3,453,968     Wells Fargo Capital Markets
                  Apartments Financing, Ser. APT,
                  Class A, 6.56%, 12/29/05#               3,477,175
                                                       ------------
                Total Commercial Mortgage Backed         26,397,675
                Securities (Cost $26,020,494)          ------------

                Asset Backed Securities -- 1.6%
                -------------------------------
   6,500,000     Nomura CBO, Ltd., Ser. 1997-1,
                  Class A2, 6.67%, 05/15/07#              7,028,125
   1,491,885     The Money Store Home Equity
                  Trust, Ser. 1994-B, Class A3,
                  7.10%, 11/15/16                         1,510,042
                                                       ------------
                Total Asset Backed Securities             8,538,167
                (Cost $8,068,521)                      ------------

-------------------------------------------------------------------
                Total Long-Term Investments             507,547,734
                (Cost $500,128,940)
-------------------------------------------------------------------
Short-Term Investments -- 7.7%
-------------------------------------------------------------------
                U.S. Government Agency
                Obligations -- 7.7%
  40,000,000     Federal Home Loan Mortgage
                  Corp., Discount Note 5.65%,
                  11/03/97                               39,987,444
                (Cost $39,987,444)
-------------------------------------------------------------------
                Total Investments -- 105.3%            $547,535,178
                (Cost $540,116,385)
-------------------------------------------------------------------

                       See notes to financial statements.

                                    Unaudited

                                 About Your Fund

                       VISTA SELECT INTERMEDIATE BOND FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

  Objective:                  Income

  Primary investments:        Debt obligations of the U.S. Government, its
                              agencies and instrumentalities and investment-grade fixed income securities.

  Suggested investment
  time frame:                 Mid- to long-term

  Market Benchmark:           Lehman Intermediate Govt/Corp Bond Index


  Lipper Funds Category:      Intermediate Investment Grade Funds Average

  Inception date:             1/1/97

  Newspaper symbol:           IntmdBd

  As of October 31, 1997

  Net assets:                 $319.2 million

  Average maturity:           9 years

  Average duration:           4.6 years

  Average quality:            AAA

                                    Unaudited

                                 About Your Fund

                       VISTA SELECT INTERMEDIATE BOND FUND

PERFORMANCE

Vista Select Intermediate Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade government, asset-backed and corporate bonds, had a total return of 6.96% for the year ended October 31, 1997.

STRATEGY

Using a relative value analysis, the Fund's management team began the reporting year by emphasizing mortgage-backed and selected corporate securities. This helped the Fund outperform as reports of accelerating economic growth drove rates higher, and spreads tighter, in the first quarter of 1997. The Fund had a relatively-neutral sector allocation during the volatility associated with the Federal Reserve Board's raising of short-term interest rates on March 25th. However, when the market subsequently exhibited signs of settling into an interest rate trading range, the management team once again took an overweight stance in mortgage-backed and corporate securities, given their higher yields.

By the summer, the management team became concerned about the very small yield differential between securities of different quality. Believing there was not much yield incentive for the extra risk associated with lower-quality bonds, they sharply reduced their BBB-rated foreign-issued Yankee securities. This move proved beneficial as these bonds fell sharply during the Asian volatility. At the end of the reporting period, the Fund had a more neutral duration strategy, was overweight in U.S. Treasuries and maintained neutral allocations to mortgage-backed and corporate securities.

OUTLOOK

The management team believes that, by the first quarter of 1998, U.S. economic growth will moderate and that inflation will be further dampened by the events in Asia. With the expectation that rates will decline after the first quarter, the management team expects to shift to a longer-than-benchmark duration, to underweight U.S. Treasury securities and overweight mortgage-backed and corporate securities. Within the corporate sector, the Fund expects to emphasize high-quality bonds of companies with little foreign exposure.

                                    Unaudited

                                 About Your Fund

                       VISTA SELECT INTERMEDIATE BOND FUND


                      VISTA SELECT INTERMEDIATE BOND FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 10/31/97

                     [TABULAR REPRESENTATION OF PIE CHART]

                             Cash              7.84%
                             Bonds            92.16%


                      VISTA SELECT INTERMEDIATE BOND FUND
           COMPOSITION OF MARKET VALUE OF INVESTMENTS AS OF 10/31/97

                     [TABULAR REPRESENTATION OF PIE CHART]

              Asset Backed Securities                    5.10%
              U.S. Treasury Securities                  34.65%
              U.S. Government Aency Obligations          9.35%
              Corporate Notes & Bonds                   27.68%
              Mortgage Backed Securities                18.71%
              Commercial Mortgage Backed Securities      4.51%

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/97+
--------------------------------------------------------------------------------

  One Year                                                              6.96%
  Five Years                                                            6.31%
  Ten Years                                                             8.24%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Vista Select Intermediate Bond Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                    Unaudited

                                 About Your Fund

                       VISTA SELECT INTERMEDIATE BOND FUND


                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                      VISTA SELECT INTERMEDIATE BOND FUND+
                             AND ITS KEY BENCHMARKS

                     [TABULAR REPRESENTATION OF LINE CHART]

                                Lehman Intermediate      Lipper Intermediate
        Select Intermediate          Govt/Corp             Investment Grade
             Bond Fund              Bond Index              Funds Average
10/87          10000                   10000                    10000
10/88          11071                   10926                    11006
10/89          12213                   12083                    12068
10/90          12889                   12975                    12673
10/91          14792                   14768                    14552
10/92          16256                   16245                    15965
10/93          18278                   17862                    17813
10/94          17204                   17516                    17069
10/95          19738                   19709                    19421
10/96          20644                   20855                    20421
10/31/97       22082                   22416                    22041

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Intermediate Bond Fund, Lehman Intermediate Government/Corporate Bond Index and the Lipper Intermediate Investment Grade Debt Funds Average for the 10 years ended 10/31/97. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Lehman Intermediate Government/Corporate Bond Index is composed of the government and corporate indexes, which includes bonds with 5-10 year maturities, including U.S. Government Treasury and agency securities, and corporate and Yankee bonds. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper Intermediate Investment Grade Debt Funds Average represents the average performance of a universe of 200 actively managed intermediate investment grade debt mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Vista Select Intermediate Bond Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Vista Select Intermediate Bond Fund
Portfolio of Investments October 31, 1997


 Principal
  Amount
  (USD)         Issuer                                      Value
--------------------------------------------------------------------------
Long-Term Investments -- 92.2%
--------------------------------------------------------------------------
                U.S. Treasury Securities -- 33.3%
                ----------------------------------
                 U.S. Treasury Notes & Bonds,
 $ 8,000,000      8.25%, 07/15/98                            $  8,147,520
  20,000,000      9.25%, 08/15/98+                             20,556,200
  10,000,000      8.50%, 02/15/00                              10,595,300
  14,500,000      8.75%, 08/15/00                              15,616,935
  16,000,000      8.50%, 11/15/00                              17,217,440
  10,250,000      6.50%, 05/31/02                              10,543,048
  18,000,000      6.25%, 08/31/02                              18,351,540
   5,000,000      6.38%, 08/15/27                               5,153,100
                                                             ------------
                Total U.S. Treasury Securities                106,181,083
                (Cost $105,212,674)                          ------------

                U.S. Government Agency Obligations -- 5.2%
                ------------------------------------------
                 Federal National Mortgage
                  Association,
   5,000,000      7.44%, 11/08/06                               5,093,750
  11,000,000      Global Bond, 8.50%, 02/01/05                 11,589,490
                                                             ------------
                Total U.S. Government Agency                   16,683,240
                Obligations (Cost $16,365,193)               ------------

                Corporate Notes & Bonds -- 26.6%
                --------------------------------
                Airlines -- 2.9%
   2,588,672     American Airlines, 9.71%,
                  01/30/07#                                     2,963,563
   5,165,774     Continental Airlines, Inc., 10.22%,
                  07/02/14                                      6,310,510
                                                             ------------
                                                                9,274,073
                                                             ------------
                Banking -- 7.8%
   3,500,000     Banco Latinoamerican (Panama),
                  7.20%, 05/28/02                               3,582,075
   7,700,000     BankAmerica Corp., 10.00%,
                  02/01/03                                      8,917,601
   5,550,000     Comerica Bank, 7.25%, 06/15/07                 5,777,772
   4,000,000     Corp. Andina de Fomento, Yankee
                  (Venezuela), 7.25%, 03/01/07                  4,135,000

                       See notes to financial statements.

Vista Select Intermediate Bond Fund
Portfolio of Investments October 31, 1997 (continued)


 Principal
  Amount
   (USD)        Issuer                                Value
-------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------
 $ 2,450,000     Societe Generale (New York),
                  7.40%, 06/01/06                      $  2,547,486
                                                       ------------
                                                         24,959,934
                                                       ------------
                Broadcasting -- 1.6%
   5,000,000     Time Warner Inc., 7.75%, 06/15/05        5,242,900
                                                       ------------
                Financial Services -- 9.1%
   3,500,000     Donaldson Lufkin & Jenrette, Inc.,
                  6.90%, 10/01/07                         3,508,750
   8,000,000     Ford Motor Credit Corp., 8.20%,
                  02/15/02                                8,551,840
   7,900,000     General Electric Capital Corp.,
                  8.20%, 10/30/03                         8,586,036
   8,000,000     Lehman Brothers Inc., 7.38%,
                  01/15/07                                8,281,200
                                                       ------------
                                                         28,927,826
                                                       ------------
                Oil & Gas -- 2.0%
   2,775,000     Petroleum Geo-Services ASA, Yankee
                  (Norway) 7.50%, 03/31/07                2,921,603
   3,482,849     YPF Sociedad Anonima, Yankee
                  (Argentina) 7.50%, 10/26/02             3,526,385
                                                       ------------
                                                          6,447,988
                                                       ------------
                Project Finance -- 1.9%
   1,626,224     Hero Asia BVI Co., Ltd., Yankee
                  (China), 9.11%, 10/15/01#               1,704,445
   4,000,000     Zhuhai Highway Co., Ltd., Ser. A,
                  Yankee (China), 9.13%,
                  07/01/06#                               4,215,480
                                                       ------------
                                                          5,919,925
                                                       ------------
                Real Estate Investment Trust -- 1.3%
   4,000,000     Simon Debartolo Group, 7.13%,
                  09/20/07                                4,052,248
                                                       ------------
                Total Corporate Notes & Bonds            84,824,894
                (Cost $83,630,318)                     ------------

                       See notes to financial statements.

Vista Select Intermediate Bond Fund
Portfolio of Investments October 31, 1997 (continued)


 Principal
  Amount
   (USD)        Issuer                                       Value
---------------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------------
                Mortgage Backed Securities -- 17.9%
                -----------------------------------
                Mortgage Pass-Through Securities -- 11.3%
 $ 5,365,545     Federal Home Loan Mortgage
                  Corp., Gold, Pool #A01717,
                  12.00%, 06/01/17                            $  6,296,970
                 Federal National Mortgage
                  Association,
   7,319,503      TBA 10.50%, 06/01/27                           8,245,878
   4,434,993      ARM Pool #313539, 7.44%,
                   11/01/18                                      4,583,288
   2,624,185      Pool #100156, 12.50%, 06/01/27                 3,155,173
   2,650,000      Pool #100176 12.00%, 10/01/07                  3,167,992
   4,411,427      Pool #313549, 9.00%, 09/01/22                  4,751,934
     341,591      Pool #313748, 13.00%, 10/01/15                   412,276
   4,669,903      Pool #337259, 6.50%, 02/01/26                  4,598,407
     886,674      Pool #372176, 10.00%, 09/01/25                   983,925
                                                              ------------
                                                                36,195,843
                                                              ------------
                Collateralized Mortgage Obligations -- 6.6%
                 Federal Home Loan Mortgage Corp.
   5,000,000      REMIC, Ser. 1763, Class J,
                   8.50%, 03/15/24                               5,491,585
   5,275,000      Ser. 1343, Class D, 7.50%,
                   04/15/21                                      5,512,375
   4,000,000      Ser. 1985, Class PB, 6.25%,
                   08/17/12                                      4,006,124
   6,100,000      Federal National Mortgage
                   Association, Ser. 1992-163,
                   Class FE, 6.47%, 09/25/22                     6,153,375
                                                              ------------
                                                                21,163,459
                                                              ------------
                Total Mortgage Backed Securities                57,359,302
                (Cost $56,826,729)                            ------------

                Commercial Mortgage Backed Securities -- 4.3%
                ---------------------------------------------
   2,700,000     GS Mortgage Securities Corp. II,
                  Ser. 1997-GL, Class A2D, 6.94%,
                  07/13/30                                       2,830,781

                       See notes to financial statements.

Vista Select Intermediate Bond Fund
Portfolio of Investments October 31, 1997 (continued)


 Principal
  Amount
  (USD)         Issuer                                Value
-------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------
 $ 3,650,000     JP Morgan Commercial Mortgage
                  Finance Corp., Ser. 1997-C5,
                  Class A3, 7.09%, 09/15/29            $  3,786,305
   5,000,000     Norwest Asset Securities Corp., Ser.
                  1997-14, Class A11, 7.25%,
                  10/25/27                                5,060,937
   2,129,947     Wells Fargo Capital Markets
                  Apartments Financing, Ser. APT,
                  Class A, 6.56%, 12/29/05#               2,144,258
                                                       ------------
                Total Commercial Mortgage Backed         13,822,281
                Securities (Cost $13,520,571)          ------------

                Asset Backed Securities -- 4.9%
                -------------------------------
   4,750,000     American Express Credit Account
                  Master Trust, Ser. 1997-1, Class
                  A, 6.40%, 04/15/05                      4,797,500
   5,219,932     Mid-State Trust, Ser. 6, Class A4,
                  7.79%, 07/01/35                         5,439,332
   5,000,000     Nomura CBO, Ltd., Ser. 1997-1,
                  Class A2, 6.67%, 05/15/07#              5,406,250
                                                       ------------
                Total Asset Backed Securities            15,643,082
                (Cost $15,048,839)
-------------------------------------------------------------------
                Total Long-Term Investments             294,513,882
                (Cost $290,604,324)
-------------------------------------------------------------------
Short-Term Investments -- 3.8%
-------------------------------------------------------------------
                U.S. Government Agency Obligations -- 3.8%
                ------------------------------------------
  12,000,000     Federal Home Loan Mortgage
                  Corp., Discount Note, 5.65%,
                  11/03/97                               11,996,233
                (Cost $11,996,233)
-------------------------------------------------------------------
                Total Investments -- 96.0%             $306,510,115
                (Cost $302,600,558)
-------------------------------------------------------------------

                       See notes to financial statements.

                                    Unaudited

                                 About Your Fund

                        VISTA SELECT SHORT-TERM BOND FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

  Objective:                  Current Income

  Primary investments:        Investment-grade fixed-income securities with
                              maturities of three years or less.

  Suggested investment
  time frame:                 Short-term

  Market benchmark:           Lehman 1-3 Year Government Bond Index

  Lipper Funds category:      Short-term Investment Grade Debt Funds Average

  Inception date:             1/1/97

  Newspaper symbol:           ST Bond

  As of October 31, 1997

  Net assets:                 $26.7 million

  Average maturity:           2.4 years

  Average duration:           1.7 years

  Average quality:            AAA

                                    Unaudited

                                 About Your Fund

                        VISTA SELECT SHORT-TERM BOND FUND

PERFORMANCE

Vista Select Short-Term Bond Fund, which seeks current income by investing in a portfolio of short-term investment grade fixed income securities, had a total return of 4.50% for the year ended October 31, 1997.

STRATEGY

Using a relative value analysis, the Fund's management team began the reporting year by emphasizing mortgage-backed and selected corporate securities. This helped the Fund outperform as reports of accelerating economic growth drove rates higher, and spreads tighter, in the first quarter of 1997. The Fund had a relatively-neutral sector allocation during the volatility associated with the Federal Reserve Board's raising of short-term interest rates on March 25th. However, when the market subsequently exhibited signs of settling into an interest rate trading range, the management team once again took an overweight stance in mortgage-backed and corporate securities given their higher yields.

By the summer, the management team became concerned about the very small yield differential between securities of different quality. Believing there was not much yield incentive for the extra risk associated with lower-quality bonds, they sharply reduced their BBB-rated foreign-issued Yankee securities. This move proved beneficial as these bonds fell sharply during the Asian volatility. At the end of the reporting period, the Fund had a more neutral duration strategy, was overweight in U.S. Treasuries and maintained neutral allocations to mortgage-backed and corporate securities.

OUTLOOK

The management team believes that, by the first quarter of 1998, U.S. economic growth will moderate and that inflation will be further dampened by the events in Asia. With the expectation that rates will decline after the first quarter, the management team expects to shift to a longer-than-benchmark duration, to underweight U.S. Treasury securities and overweight mortgage-backed and corporate securities. Within the corporate sector, the Fund expects to emphasize high-quality bonds of companies with little foreign exposure.

                                    Unaudited

                                 About Your Fund

                        VISTA SELECT SHORT-TERM BOND FUND


                       VISTA SELECT SHORT-TERM BOND FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 10/31/97

                     [TABULAR REPRESENTATION OF PIE CHART]


                               Cash         2.86%
                               Bonds       97.14%

                       VISTA SELECT SHORT-TERM BOND FUND
           COMPOSITION OF MARKET VALUE OF INVESTMENTS AS OF 10/31/97

                     [TABULAR REPRESENTATION OF PIE CHART]

              U.S. Treasury Securities                    20.20%
              U.S. Government Agency Securities           15.33%
              State & Municipal Obligations                4.28%
              Corporate Notes & Bonds                     14.83%
              Mortgage Backed Securities                  29.08%
              Commercial Mortgage Backed Securities        4.27%
              Asset Backed Securities                     12.01%


--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/97+
--------------------------------------------------------------------------------

  One Year                                                              4.50%
  Five Years                                                            4.92%
  Ten Years                                                             6.93%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Vista Select Short-Term Bond Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                                    Unaudited

                                 About Your Fund

                        VISTA SELECT SHORT-TERM BOND FUND


                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                       VISTA SELECT SHORT-TERM BOND FUND+
                             AND ITS KEY BENCHMARKS

                     [TABULAR REPRESENTATION OF LINE CHART]



             Select Short-Term     Lehman 1-3 Yr.    Lipper Short-Term Invest.
                 Bond Fund       Govt. Bond Index    Grade Debt Funds Average
10/87              10000              10000                    10000
10/88              10781              10765                    10812
10/89              11717              11782                    11820
10/90              12602              12825                    12658
10/91              14129              14266                    14087
10/92              15378              15425                    15098
10/93              16394              16318                    16052
10/94              16462              16507                    16181
10/95              17657              17964                    17485
10/96              18715              19040                    18431
10/31/97           19557              20273                    19546

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Shares of Vista Select Short-Term Bond Fund, the Lehman 1-3 Year Government Bond Index and the Lipper Short-Term Investment Grade Debt Funds Average for the ten years ended 10/31/97. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Lehman Brothers 1-3 Year Government Bond Index is composed of all bonds covered by the Government Bond Index with maturities of one to three years. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper Short-Term Investment Grade Debt Funds Average represents the average performance of a universe of 107 actively managed short-term investment grade debt mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

+ The quoted performance of Vista Select Short-Term Bond Fund includes performance of a predecessor account for the period dating back to 10/31/87 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Vista Select Short-Term Bond Fund
Portfolio of Investments October 31, 1997


 Principal
  Amount
   (USD)        Issuer                                 Value
--------------------------------------------------------------------
Long-Term Investments -- 95.9%
--------------------------------------------------------------------
                U.S. Treasury Securities -- 20.5%
                ---------------------------------
                 U.S. Treasury Notes,
 $ 3,400,000      5.88%, 07/31/99                       $ 3,412,206
   2,050,000      6.00%, 08/15/00                         2,066,338
                                                        -----------
                Total U.S. Treasury Securities            5,478,544
                (Cost $5,472,393)                       -----------

                U.S. Government Agency Obligations -- 5.8%
                ------------------------------------------
                 Federal National Mortgage
                  Association,
     500,000      7.00%, 11/13/27                           502,420
   1,050,000      MTN, 6.03%, 10/23/00                    1,055,082
                                                        -----------

                Total U.S. Government Agency              1,557,502
                Obligations (Cost $1,555,218)           -----------

                State & Municipal Obligation -- 4.4%
                ------------------------------------
   1,150,000     New York City, New York, GO,
                 Taxable, Ser. I, 6.85%, 04/15/99+        1,161,500
                (Cost $1,150,000)                       -----------

                Corporate Notes & Bonds -- 19.0%
                ---------------------------------
                Banking -- 1.9%
     500,000     Corp Andina de Fomento, Yankee
                  (Venezuela), 7.38%, 07/21/00              509,745
                                                        -----------
                Broadcasting -- 2.8%
     750,000     Cox Enterprises Inc., Class A, 6.25%,
                  08/26/99                                  751,230
                                                        -----------
                Financial Services -- 12.0%
   1,000,000     Associated Corp., Pass-thru Asset
                  Trust Securities (PATS), 6.45%,
                  09/15/00#                               1,006,800
   1,000,000     General Motors Acceptance Corp.,
                  8.40%, 10/15/99                         1,042,140
   1,150,000     Lehman Brothers Holdings, 6.33%,
                  08/01/00                                1,147,470
                                                        -----------
                                                          3,196,410
                                                        -----------

                       See notes to financial statements.

Vista Select Short-Term Bond Fund
Portfolio of Investments October 31, 1997 (continued)


Principal
 Amount
  (USD)        Issuer                                        Value
--------------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------------
               Oil & Gas -- 1.5%
 $  382,731     YPF Sociedad Anonima, Yankee
                 (Argentina) 7.50%, 10/26/02                  $   387,515
                                                              -----------
               Project Finance -- 0.8%
    208,490     Hero Asia BVI Co., Ltd., Yankee
                 (China) 9.11%, 10/15/01#                         218,519
                                                              -----------
               Total Corporate Notes & Bonds                    5,063,419
               (Cost $5,042,492)                              -----------

               Mortgage Backed Securities -- 29.6%
               -----------------------------------
               Mortgage Pass Through Securities -- 13.4%
    822,192     Federal Home Loan Mortgage Corp.,
                ARM, Pool #846416, 7.91%,
                 06/01/28                                         867,412
                Federal National Mortgage
                 Association,
    917,544      ARM, Pool #377930, 5.50%,
                  04/01/27                                        941,914
    754,175      Pool #100160, 13.00%, 11/15/15                   923,510
    350,000      Pool #100176, 12.00%, 02/15/16                   418,414
    350,000      Pool #100177, 12.50%, 10/15/15                   421,585
                                                              -----------
                                                                3,572,835
                                                              -----------
               Collateralized Mortgage Obligations -- 16.2%
                Federal National Mortgage
                 Association,
    574,467      REMIC, Ser. 1997-54, Class VA,
                  6.50%, 08/18/02                                 576,265
    900,000      Ser. 1311, Class G, 7.50%,
                  05/15/19                                        915,462
                GE Capital Mortgage Services, Inc.,
  1,000,000      REMIC, Ser. 1994-8, Class A3,
                  6.00%, 02/25/24                                 996,560
    975,000      Ser. 1997-9, Class A8 7.00%,
                  05/25/04                                        985,359

                       See notes to financial statements.

Vista Select Short-Term Bond Fund
Portfolio of Investments October 31, 1997 (continued)


Principal
 Amount
  (USD)        Issuer                             Value
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
 $  843,701     Resolution Trust Corp., Ser.
                 1992-16, Class B2, 7.75%,
                 08/25/25                          $   841,460
                                                   -----------
                                                     4,315,106
                                                   -----------
               Total Mortgage Backed Securities      7,887,941
               (Cost $7,857,633)                   -----------

               Commercial Mortgage Backed Securities -- 4.3%
               ----------------------------------------------
    469,587     Blackrock Capital Finance L.P.,
                 Ser. 1996-C2, Class A, 7.64%,
                 11/15/26#                             473,843
    679,154     Kidder Peabody Acceptance Corp.,
                 Ser. 1993-M1, Class A1, 7.15%,
                 04/25/25                              684,036
                                                   -----------
               Total Commercial Mortgage Backed      1,157,879
               Securities (Cost $1,156,547)        -----------

               Asset Backed Securities -- 12.3%
               --------------------------------
  1,150,000     Contimortgage Home Equity Loan
                 Trust, Ser. 1997-4, Class A3,
                 6.26%, 07/15/12                     1,151,797
  1,150,000     EQCC Home Equity Loan Trust,
                 Ser. 1997-1, Class A2, 6.61%,
                 06/15/06                            1,161,822
    931,220     The Money Store Home Equity
                 Trust, Ser. 1994-B, Class A3,
                 7.10%, 11/15/16                       942,553
                                                   -----------
               Total Asset Backed Securities         3,256,172
               (Cost $3,247,998)
--------------------------------------------------------------
               Total Long-Term Investments          25,562,957
               (Cost $25,482,281)
--------------------------------------------------------------

                       See notes to financial statements.

Vista Select Short-Term Bond Fund
Portfolio of Investments October 31, 1997 (continued)


 Principal
  Amount
   (USD)        Issuer                            Value
--------------------------------------------------------------
Short-Term Investments -- 5.8%
--------------------------------------------------------------

                U.S. Government Agency Obligations -- 5.8%
                ------------------------------------------
  $1,560,000     Federal Mortgage Corp., Discount
                 Note 5.65%, 11/03/97              $ 1,559,510
                (Cost $1,559,510)
--------------------------------------------------------------
                Total Investments -- 101.7%        $27,122,467
                (Cost $27,041,791)
--------------------------------------------------------------

Index

# -- Security may only be sold to qualified institutional buyers.

TBA -- To Be Announced

ARM -- Adjustable Rate Mortgage

MTN -- Medium Term Note

GO -- General Obligation

REMIC -- Real Estate Mortgage Investment Conduit

+ -- All or a portion of this security is pledged to cover TBA's.


                       See notes to financial statements.

Vista Mutual Funds
Statement of Assets and Liabilities October 31, 1997
--------------------------------------------------------------------------------

                                                                    Vista             Vista
                                                 Vista             Select             Select
                                                Select           Intermediate       Short-Term
                                                 Bond               Bond               Bond
                                                 Fund               Fund               Fund
                                             ----------------   ----------------   ---------------
ASSETS:
  Investment securities, at value (Note 1)    $547,535,178       $306,510,115       $27,122,467
  Cash   .................................         566,417            973,064             9,929
  Receivables:
   Investment securities sold ............      36,090,867         19,831,769           512,500
   Interest ..............................       6,760,005          4,805,355           211,130
   Fund shares sold  .....................       1,330,852            422,610            25,000
   Expense reimbursement from
    Distributor   ........................              --                 --            10,000
  Other  .................................          39,575             26,040            29,143
                                              ------------       ------------       -----------
     Total assets ........................     592,322,894        332,568,953        27,920,169
                                              ------------       ------------       -----------
LIABILITIES:
  Payable for investment securities
   purchased   ...........................      69,547,065         11,340,644         1,013,510
  Payable for Fund shares redeemed  ......             700            102,817            45,000
  Dividends payable  .....................       2,927,346          1,799,723           143,805
  Accrued liabilities: (Note 2)
   Other .................................          54,549             93,763            27,658
  Other liabilities  .....................           5,197             66,290            14,645
                                              ------------       ------------       -----------
     Total Liabilities  ..................      72,534,857         13,403,237         1,244,618
                                              ------------       ------------       -----------
NET ASSETS:
  Paid in capital ........................     506,161,332        315,665,041        26,669,462
  Accumulated undistributed net
   investment income .....................         (79,846)          (279,879)          (64,158)
  Accumulated undistributed net
   realized gain (loss) on investment
   transactions   ........................       6,287,758           (129,003)          (10,429)
  Net unrealized appreciation of
   investments ...........................       7,418,793          3,909,557            80,676
                                              ------------       ------------       -----------
Net Assets: ..............................    $519,788,037       $319,165,716       $26,675,551
                                              ============       ============       ===========
Shares of beneficial interest outstanding
 ($.001 par value; unlimited number
 of shares authorized): ..................      12,675,255         31,320,611         2,505,543
  Net asset value, maximum offering
   price and redemption price per
   share*   ..............................    $      41.01       $      10.19       $     10.65
                                              ============       ============       ===========
  Cost of Investments   ..................    $540,116,385       $302,600,558       $27,041,791
                                              ============       ============       ===========

--------------
* Net assets/shares outstanding.

                       See notes to financial statements.

Vista Mutual Funds
Statement of Operations For the period January 1, 1997* through
October 31, 1997
--------------------------------------------------------------------------------

                                                                 Vista           Vista
                                                 Vista           Select          Select
                                                Select        Intermediate     Short-Term
                                                 Bond             Bond            Bond
                                                 Fund             Fund            Fund
                                              -------------   --------------   --------------
INTEREST INCOME ...........................    $28,496,281     $16,677,412      $1,489,135
                                               -----------     -----------      ----------
EXPENSES: (Note 2)
  Administration fees .....................        618,295         372,118          34,009
  Investment Advisory fees  ...............      1,236,590         744,236          56,681
  Custodian fees   ........................        116,301          82,839          16,908
  Amortization of organization costs
   (Note 1)  ..............................          7,253           2,696           1,031
  Printing and postage   ..................          5,809           7,493           1,403
  Professional fees   .....................         31,680          31,587          12,940
  Registration costs  .....................            794          26,150           1,685
  Transfer agent fees .....................         26,969          24,808           8,179
  Trustees fees ...........................         20,610          12,404           1,134
  Other   .................................         22,574          31,310           9,482
                                               -----------     -----------      ----------
    Total expenses ........................      2,086,875       1,335,641         143,452
                                               -----------     -----------      ----------
Less amounts waived (Note 2)   ............      1,971,186       1,199,193         107,598
Less expenses borne by the Distributor   .           8,519              --          10,000
                                               -----------     -----------      ----------
   Net expenses ...........................        107,170         136,448          25,854
                                               -----------     -----------      ----------
    Net investment income   ...............     28,389,111      16,540,964       1,463,281
                                               -----------     -----------      ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments   .      6,166,990        (432,270)        (75,606)
  Change in net unrealized appreciation
   on investments  ........................      1,953,197       3,737,088         152,052
                                               -----------     -----------      ----------
  Net realized and unrealized gain on
   investments  ...........................      8,120,187       3,304,818          76,446
                                               -----------     -----------      ----------
  Net increase in net assets from
   operations   ...........................    $36,517,817     $19,845,782      $1,539,727
                                               ===========     ===========      ==========

--------------
* Commencement of operations.


                       See notes to financial statements.

Vista Mutual Funds
Statement of Changes in Net Assets For the period Jan. 1, 1997* - Oct. 31, 1997
--------------------------------------------------------------------------------

                                                                  Vista              Vista
                                               Vista              Select            Select
                                               Select          Intermediate        Short-Term
                                                Bond               Bond              Bond
                                                Fund               Fund              Fund
                                            ----------------   ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income   ...............    $  28,389,111      $  16,540,964     $ 1,463,281
  Net realized gain (loss) on investments        6,166,990           (432,270)        (75,606)
  Change in net unrealized appreciation
   on investments   .....................        1,953,197          3,737,088         152,052
                                             -------------      -------------     -----------
  Increase in net assets from operations        36,509,298         19,845,782       1,539,727
                                             -------------      -------------     -----------
DISTRIBUTIONS TO
SHAREHOLDERS FROM: (Note 1G)
  Net investment income   ...............      (28,354,703)       (16,520,272)     (1,463,293)
                                             -------------      -------------     -----------
Increase from capital share transactions
 (Note 5)  ..............................      511,633,442        315,840,206      26,599,117
                                             -------------      -------------     -----------
   Total increase in net assets .........      519,788,037        319,165,716      26,675,551
NET ASSETS:
  Beginning of period  ..................               --                 --              --
                                             -------------      -------------     -----------
  End of period  ........................    $ 519,788,037      $ 319,165,716     $26,675,551
                                             =============      =============     ===========

--------------
* Commencement of operations.

                       See notes to financial statements.

Vista Mutual Funds
Notes to Financial Statements October 31, 1997
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Select Group (the "Trust") was organized as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Vista Select Bond Fund ("VBF"), Vista Select Intermediate Bond Fund ("VIBF") and Vista Select Short-Term Bond Fund ("VSTBF"), collectively, the "Funds", are separate portfolios of The Trust.

The Funds were established in December 1996 for the conversion of the Chase Manhattan Bank Common Trust Funds. Effective January 1, 1997, the Chase Common Trust Funds contributed securities and other assets in exchange for shares of the newly created Funds in a tax-free exchange.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts.

   D. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

   E. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Fund.

   F. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on

Vista Mutual Funds
Notes to Financial Statements October 31, 1997 (continued)
--------------------------------------------------------------------------------

   investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   G. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. The reclassifications for the funds are as follows: VBF paid in capital was decreased by $6,514, accumulated undistributed net investment income was decreased by $114,254 and undistributed net realized gain/loss was increased by $120,768; VIBF paid in capital was decreased by $2,696, accumulated undistributed net investment income was decreased by $300,571 and undistributed net realized gain/loss was increased by $303,267; VSTBF paid in capital was decreased by $1,031, accumulated undistributed net investment income was decreased by $64,146 and undistributed net realized gain/loss was increased by $65,177. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   H. Dollar rolls -- The funds enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30%, 0.30% and 0.25% of the average daily net assets for VBF, VIBF and VSTBF, respectively. The Adviser voluntarily waived all of its fees.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the subinvestment adviser to each Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% for VBF and VIBF, and 0.10% for VSTBF of average daily net assets.

   B. Sub-administration fees -- Pursuant to a Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

   The Distributor voluntarily waived all sub-administration fees.

   C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from each Fund a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all of the administration fees.

Vista Mutual Funds
Notes to Financial Statements October 31, 1997 (continued)
--------------------------------------------------------------------------------

   D. Assumption of expenses -- The Distributor voluntarily assumed expenses of the Funds as shown on the Statement of Operations.

   E. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees.

3. Investment Transactions -- Purchases and sales of investments (excluding short-term investments) were as follows:


                                            VBF               VIBF            VSTBF
                                       ----------------   --------------   ------------
Purchases (excluding U.S.
 Government)   .....................    $  260,089,068     $193,977,257     $17,629,552
Sales (excluding U.S.
 Government)   .....................       284,857,096      154,700,895      20,353,717
Purchases of U.S. Government  ......     1,071,601,280      394,279,883      91,778,836
Sales of U.S. Government   .........     1,057,992,245      353,396,048      87,002,917

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 1997 are as follows:


                                            VBF                VIBF              VSTBF
                                        ----------------   ----------------   ---------------
Aggregate cost  .....................    $540,116,385       $302,600,558       $27,041,791
                                         ------------       ------------       -----------
Gross unrealized appreciation  ......       8,303,483          3,980,853           103,616
Gross unrealized depreciation  ......        (884,690)           (71,296)          (22,940)
                                         ------------       ------------       -----------
Net unrealized appreciation .........    $  7,418,793       $  3,909,557       $    80,676
                                         ============       ============       ===========

At October 31, 1997, VIBF and VSTBF had net capital loss carryovers of approximately $129,000 and $10,000, respectively. Such losses will be available to offset future capital gains and will expire by year 2005.

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest for the period January 1, 1997 (commencement of operations) through October 31, 1997 were as follows:


                                                               Vista Select Bond Fund
                                                         -----------------------------------
                                                                   January 1, 1997
                                                              Through October 31, 1997
                                                         -----------------------------------
                                                            Amount             Shares
                                                         -----------------   ---------------
Shares sold ..........................................    $   89,146,534        2,223,771
Shares issued in exchange for Common Trust
 Fund Assets (see Note 1)  ...........................       527,021,099       13,065,240
Shares issued in reinvestment of distributions  ......         2,124,455           52,834
Shares redeemed   ....................................      (106,658,646)      (2,666,590)
                                                          --------------       ----------
Net increase (decrease) in Trust shares outstanding       $  511,633,442       12,675,255
                                                          ==============       ==========

Vista Mutual Funds
Notes to Financial Statements October 31, 1997 (continued)
--------------------------------------------------------------------------------


                                                                    Vista Select
                                                               Intermediate Bond Fund
                                                         ----------------------------------
                                                                  January 1, 1997
                                                              Through October 31, 1997
                                                         ----------------------------------
                                                            Amount            Shares
                                                         ----------------   ---------------
Shares sold ..........................................    $ 129,170,064       12,872,348
Shares issued in exchange for Common Trust
 Fund Assets (see Note 1)  ...........................      245,891,546       24,375,885
Shares issued in reinvestment of distributions  ......        1,576,083          156,821
Shares redeemed   ....................................      (60,797,487)      (6,084,443)
                                                          -------------       ----------
Net increase (decrease) in Trust shares outstanding       $ 315,840,206       31,320,611
                                                          =============       ==========


                                                       Vista Select Short-Term Bond
                                                                   Fund
                                                       -----------------------------
                                                              January 1, 1997
                                                         Through October 31, 1997
                                                       -----------------------------
                                                         Amount         Shares
                                                       --------------- -------------
Shares sold ..........................................  $  1,822,225      171,757
Shares issued in exchange for Common Trust
 Fund Assets (see Note 1)  ...........................    27,203,363    2,562,643
Shares issued in reinvestment of distributions  ......       155,062       14,601
Shares redeemed   ....................................    (2,581,533)    (243,458)
                                                        ------------    ---------
Net increase (decrease) in Trust shares outstanding     $ 26,599,117    2,505,543
                                                        ============    =========

--------------
* Fund commenced operations.

6. Retirement Plan -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the period ended October 31, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were as follows:


                              Accrued
                 Pension      Pension
                Expenses     Liability
                ----------   ----------
VBF .........   $8,201         $25,118
VIBF   ......    3,908          15,655
VSTBF  ......      415           1,349

Vista Mutual Funds
Financial Highlights
For the period January 1, 1997* through October 31, 1997
--------------------------------------------------------------------------------


                                                                  Vista           Vista
                                                 Vista            Select          Select
                                                Select         Intermediate     Short-Term
                                                 Bond              Bond            Bond
                                                 Fund              Fund            Fund
                                               -------------   --------------   -------------
Per Share Operating Performance
Net Asset Value, Beginning of Period  ......    $   40.34       $   10.09        $   10.62
                                                ---------       ---------        ---------
Income from Investment Operations:
  Net investment income   ..................        2.308           0.554            0.568
  Net gains or losses on securities (both
   realized and unrealized)  ...............        0.667           0.100            0.030
                                                ---------       ---------        ---------
  Total from Investment Operations .........        2.975           0.654            0.598
                                                ---------       ---------        ---------
Less Distributions:
  Dividends from net investment
   income  .................................        2.305           0.554            0.568
                                                ---------       ---------        ---------
Net Asset Value, End of Period  ............    $   41.01       $   10.19        $   10.65
                                                =========       =========        =========
Total Return  ..............................         7.64%           6.71%            5.82%
Ratios/Supplemental Data:
  Net assets, end of period (000
   omitted)   ..............................    $ 519,788       $ 319,166        $  26,676
  Ratios to average net assets:#
  Ratio of expenses ........................         0.02%           0.06%            0.11%
  Ratio of net investment income   .........         6.89%           6.67%            6.45%
  Ratio of expenses without waivers and
   assumption of expenses ..................         0.49%           0.54%            0.63%
  Ratio of net investment income
   without waivers and assumption of
   expenses   ..............................         6.42%           6.19%            5.94%
Portfolio turnover rate   ..................          261%            193%             406%

--------------
* Commencement of operations.
# Short periods have been annualized.

                       See notes to financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Mutual Fund Select Group

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vista Select Bond Fund, Vista Select Intermediate Bond Fund and Vista Select Short-Term Bond Fund (separate portfolios of Mutual Fund Select Group, hereafter referred to as the "Portfolios") at October 31, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period January 1, 1997 (commencement of operations) through October 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
December 17, 1997

                                    Unaudited

Vista Select Bond Fund
Vista Select Intermediate Term Bond Fund
Vista Select Short-Term Bond Fund

--------------------------------------------------------------------------------

Certain tax information regarding the Vista Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 1997. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1997. The information necessary to complete your income tax returns for the calendar year ending December 31, 1997 will be received under separate cover.

FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997.

The following represents the source and percentage of income earned from government obligations and the long-term capital gains distributed per share by the Funds:



                                                   Government         Federal      Federal
                                U.S. Treasury   National Mortgage   Farm Credit   Home Loan
          Vista Fund             Obligations       Association         Bank         Bank
------------------------------- --------------- ------------------- ------------- -----------
Select Bond                        21.68%           10.10%               --          2.06%
Select Intermediate Term Bond      27.40%            4.14%             0.16%         3.58%
Select Short-Term Bond             18.45%            4.41%               --          0.26%


                                 Federal Home   Federal National   Student Loan     Federal
                                Loan Mortgage       Mortgage        Marketing      Mortgage
          Vista Fund             Corporation      Association       Association   Corporation
------------------------------- --------------- ------------------ -------------- ------------
Select Bond                           7.69%          18.54%           0.40%          1.63%
Select Intermediate Term Bond        10.28%          17.41%           0.23%          1.21%
Select Short-Term Bond               12.71%          11.04%           0.03%          0.96%

Vista Service Center
25 Drydock Avenue, 4th Floor
Boston, MA 02210

Investment Adviser, Administrator,
Shareholder Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
Price Waterhouse LLP

Vista Mutual Funds are distributed by Vista Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from the Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

VSFI-2-1297